UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

BNY Mellon Investment Funds IV, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/19

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Bond Market Index Fund

BNY Mellon Disciplined Stock Fund

BNY Mellon Institutional S&P 500 Stock Index Fund

BNY Mellon Tax Managed Growth Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Bond Market Index Fund

SEMIANNUAL REPORT April 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Bond Market Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Bond Market Index Fund (formerly Dreyfus Bond Market Index Fund), covering the six-month period from November 1, 2018 through April 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. Equity markets experienced a sharp sell-off in the fourth quarter of 2018, triggered in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline through the end of 2018. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped stimulate a rebound across equity markets. In a similar stance, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped to buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. Corporate bonds, however, were hindered somewhat by concerns about economic growth, resulting in widening spreads and lower prices through November. After encouraging comments by the Fed in January, bond markets rebounded, and most U.S. indices continued to post positive returns through the end of April.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 3, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2018 through April 30, 2019, as provided by Nancy G. Rogers, CFA, Paul Benson, CFA, and Stephanie Shu, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2019, BNY Mellon Bond Market Index Fund’s (formerly, Dreyfus Bond Market Index Fund) Class I shares produced a total return of 5.41%, and its Investor shares produced a total return of 5.28%.1 In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) achieved a total return of 5.49% for the same period.2

Investment-grade U.S. fixed-income securities produced positive returns over the reporting period in an environment of accommodative monetary policy and falling interest rates. The difference in returns between the fund and the Index was primarily the result of operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds that are included in the Index (or other instruments with similar economic characteristics). To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments.

The fund’s investments are selected by a “sampling” process, which is a statistical process used to select bonds so that the fund has investment characteristics that closely approximate those of the Index. By using this sampling process, the fund typically will not invest in all of the securities in the Index.

Falling Yields and an Accommodative Fed Drive Index Activity

The Index had a strong return during the six months. The nature of the market environment changed slightly throughout the reporting period. Entering November, there were concerns that the U.S. Federal Reserve (the “Fed”) might maintain a hawkish stance on interest-rate hikes in the face of unsupportive data. During the month, Fed Chairman Jerome Powell changed to a more dovish tone, stating that the target benchmark rate was just below neutral. In December, the Fed raised its federal funds target range. Volatility in the equity markets, fueled by the U.S.-China trade disagreements and slowing global growth, increased demands for U.S. Treasury securities, reducing yields and bolstering returns on U.S. Treasuries. Spreads on risk assets widened and Treasuries outperformed during the final month of 2018. In January, Chairman Powell made comments that the Fed would be patient and flexible with the pace of future interest-rate increases. This reassured investors, as did progress towards a trade resolution between the U.S. and China. Spreads on risk assets began to narrow again, allowing corporate bonds and commercial mortgage-backed securities (CMBS) to outperform like-duration Treasuries.

During the period, the Fed increased rates one time in December, to a target range of 2.25% to 2.50%. Over the six months, the interest rates on the 2-, 10-, and 30-year Treasuries fell from 2.84%, 3.14%, and 3.38%, respectively, on November 1, 2018, to 2.27%, 2.51%, and 2.93%, respectively, on April 30, 2019. The yield curve maintained its shape during the period, except for experiencing a slight inversion at the short end, which is not part of the benchmark. Yields hit their low points for the six months during March.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Strong Corporate Bond Performance Bolsters Results

It was a very positive period for bonds. All sectors of the Index performed well and had positive nominal returns. Corporate bonds were the strongest performer and posted the largest excess return over like-duration Treasuries, fueled by optimism over a possible U.S. trade resolution with China and strong fundamentals among U.S.-based companies. Agency mortgages and CMBS also performed well. Treasuries and other U.S. government-related securities, the largest part of the Index, benefited from falling rates throughout the period, leading to positive returns. Interest rates and bond prices move in opposite directions.

While all sectors posted positive nominal returns for the period, utility company bonds did post a slightly negative excess return versus Treasuries for the six months.

Replicating the Index’s Composition

As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.

The “dot plot” shows no rate hikes this year. In June, the industry will adopt a new type of security, the uniform mortgage-backed security (UMBS). Both Fannie Mae and 55-day delay Freddie Mac securities will be deliverable into the new UMBS products. We do not expect this industry shift to have a material effect on the performance of the portfolio.

June 3, 2019

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of fund shares.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Bond Market Index Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019
	Investor Shares	Class I
Expenses paid per $1,000†	$2.09	$.81
Ending value (after expenses)	$1,052.80	$1,054.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019
	Investor Shares	Class I
Expenses paid per $1,000†	$2.06	$.80
Ending value (after expenses)	$1,022.76	$1,024.00

† Expenses are equal to the fund’s annualized expense ratio of .40% for Investor shares and .15% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8%
Advertising - .1%
Interpublic Group of Companies, Sr. Unscd. Notes	3.50	10/1/2020	300,000	302,573
Interpublic Group of Companies, Sr. Unscd. Notes	3.75	10/1/2021	300,000	305,966
Omnicom Group, Gtd. Notes	3.63	5/1/2022	500,000	510,278
WPP Finance 2010, Gtd. Notes	3.75	9/19/2024	350,000	350,535
				1,469,352
Aerospace & Defense - .4%
Boeing, Sr. Unscd. Notes	3.50	3/1/2039	200,000	191,000
Boeing, Sr. Unscd. Notes	3.83	3/1/2059	200,000	190,091
Harris, Sr. Unscd. Notes	5.05	4/27/2045	200,000	222,025
Lockheed Martin, Sr. Unscd. Bonds	3.60	3/1/2035	250,000	247,720
Lockheed Martin, Sr. Unscd. Notes	3.55	1/15/2026	235,000	241,538
Lockheed Martin, Sr. Unscd. Notes	4.07	12/15/2042	500,000	510,291
Northrop Grumman, Sr. Unscd. Notes	3.50	3/15/2021	200,000	202,769
Northrop Grumman, Sr. Unscd. Notes	4.03	10/15/2047	160,000	157,845
Northrop Grumman Systems, Gtd. Notes	7.75	2/15/2031	500,000	685,161
Raytheon, Sr. Unscd. Debs.	7.20	8/15/2027	150,000	194,453
United Technologies, Sr. Unscd. Notes	3.13	5/4/2027	110,000	108,339
United Technologies, Sr. Unscd. Notes	3.65	8/16/2023	225,000	230,644
United Technologies, Sr. Unscd. Notes	4.13	11/16/2028	210,000	219,059
United Technologies, Sr. Unscd. Notes	4.50	6/1/2042	380,000	395,893
United Technologies, Sr. Unscd. Notes	4.63	11/16/2048	105,000	111,803
United Technologies, Sr. Unscd. Notes	5.70	4/15/2040	300,000	352,242

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Aerospace & Defense - .4% (continued)
United Technologies, Sr. Unscd. Notes	6.70	8/1/2028	50,000	61,190
				4,322,063
Agriculture - .4%
Altria Group, Gtd. Notes	2.85	8/9/2022	500,000	497,924
Altria Group, Gtd. Notes	3.80	2/14/2024	300,000	305,926
Altria Group, Gtd. Notes	4.25	8/9/2042	300,000	266,350
Altria Group, Gtd. Notes	4.80	2/14/2029	300,000	311,398
Altria Group, Gtd. Notes	5.80	2/14/2039	300,000	322,296
Altria Group, Gtd. Notes	6.20	2/14/2059	150,000	163,284
Archer-Daniels-Midland, Sr. Unscd. Notes	2.50	8/11/2026	350,000	338,495
BAT Capital, Gtd. Notes	2.76	8/15/2022	350,000	345,312
BAT Capital, Gtd. Notes	3.22	8/15/2024	310,000	303,593
BAT Capital, Gtd. Notes	3.56	8/15/2027	310,000	295,524
BAT Capital, Gtd. Notes	4.39	8/15/2037	180,000	163,777
Philip Morris International, Sr. Unscd. Notes	2.50	8/22/2022	600,000	594,654
Philip Morris International, Sr. Unscd. Notes	4.50	3/20/2042	300,000	303,733
Reynolds American, Gtd. Notes	5.70	8/15/2035	240,000	253,675
				4,465,941
Airlines - .1%
American Airlines, Scd. Notes	3.58	1/15/2028	479,940	485,350
United Airlines, Pass Thru Certs., Ser.A	4.30	8/15/2025	777,568	808,280
				1,293,630
Asset-Backed Ctfs./Auto Receivables - .4%
BMW Vehicle Owner Trust, Ser. 2018-A	2.51	6/25/2024	1,000,000	999,351
GM Financial Automobile Leasing, Ser. 2018-A, Cl. A3	2.61	1/20/2021	500,000	499,901

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Asset-Backed Ctfs./Auto Receivables - .4% (continued)
Nissan Auto Receivables 2019-A Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	1,000,000	1,009,618
Nissan Auto Receivables Owner Trust, Ser. 2017-B, Cl. A3	1.75	10/15/2021	1,000,000	993,916
Toyota Auto Receivables Owner Trust, Ser. 2016-C, Cl. A4	1.32	11/15/2021	1,000,000	989,533
				4,492,319
Asset-Backed Ctfs./Credit Cards - .4%
BA Credit Card Trust, Ser. 2018-A1, Cl. A1	2.70	7/17/2023	925,000	928,886
Capital One Multi-Asset Execution Trust, Ser. 2017-A3, Cl. A3	2.43	1/15/2025	280,000	279,122
Capital One Multi-Asset Execution Trust, Ser. 2017-A4, Cl. A4	1.99	7/17/2023	500,000	496,346
Capital One Multi-Asset Execution Trust, Ser. 2019-A1, Cl. A1	2.84	12/15/2024	250,000	252,295
Chase Issuance Trust, Ser. 2017-A4, Cl. A4	1.84	4/15/2022	500,000	496,847
Citibank Credit Card Issuance Trust, Ser. 2014-A5, Cl. A5	2.68	6/7/2023	500,000	502,212
Discover Card Execution Note Trust, Ser. 2017-A2, Cl. A2	2.39	7/15/2024	1,250,000	1,246,904
				4,202,612
Automobiles & Components - .5%
Aptiv, Gtd. Notes	4.25	1/15/2026	400,000	413,676
BorgWarner, Sr. Unscd. Notes	3.38	3/15/2025	500,000	498,059
Daimler Finance North America, Gtd. Notes	8.50	1/18/2031	200,000	288,596
Ford Motor, Notes	5.29	12/8/2046	160,000	146,214
Ford Motor, Sr. Unscd. Bonds	6.63	10/1/2028	400,000	445,583
Ford Motor Credit, Sr. Unscd. Notes	3.20	1/15/2021	750,000	745,115
Ford Motor Credit, Sr. Unscd. Notes	4.38	8/6/2023	400,000	403,358
General Motors, Sr. Unscd. Notes	4.20	10/1/2027	180,000	179,678
General Motors, Sr. Unscd. Notes	5.15	4/1/2038	90,000	86,915

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Automobiles & Components - .5% (continued)
General Motors, Sr. Unscd. Notes	5.20	4/1/2045	340,000	320,667
General Motors Financial, Gtd. Notes	3.20	7/13/2020	500,000	501,728
General Motors Financial, Gtd. Notes	4.30	7/13/2025	500,000	507,247
General Motors Financial, Sr. Unscd. Notes	3.55	7/8/2022	200,000	201,250
Toyota Motor, Sr. Unscd. Bonds	3.67	7/20/2028	200,000	210,277
Toyota Motor Credit, Sr. Unscd. Notes	2.63	1/10/2023	500,000	501,083
				5,449,446
Banks - 6.1%
Australia & New Zealand Banking Group, Sr. Unscd. Notes	2.30	6/1/2021	350,000	347,096
Banco Santander, Sr. Unscd. Notes	3.80	2/23/2028	400,000	392,773
Bank of America, Sr. Unscd. Bonds	2.63	4/19/2021	610,000	608,930
Bank of America, Sr. Unscd. Notes	2.37	7/21/2021	500,000	497,032
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	744,000	741,372
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	630,000	636,309
Bank of America, Sr. Unscd. Notes	3.82	1/20/2028	310,000	315,635
Bank of America, Sr. Unscd. Notes	3.86	7/23/2024	150,000	154,239
Bank of America, Sr. Unscd. Notes	3.95	1/23/2049	75,000	73,814
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	150,000	153,306
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	300,000	306,755
Bank of America, Sr. Unscd. Notes	4.13	1/22/2024	500,000	524,094
Bank of America, Sr. Unscd. Notes	4.24	4/24/2038	160,000	165,506
Bank of America, Sr. Unscd. Notes	4.27	7/23/2029	180,000	187,871
Bank of America, Sr. Unscd. Notes	4.33	3/15/2050	145,000	149,942
Bank of America, Sr. Unscd. Notes	5.00	1/21/2044	500,000	570,440

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 6.1% (continued)
Bank of America, Sr. Unscd. Notes	5.63	7/1/2020	800,000		827,182
Bank of America, Sub. Notes	4.00	1/22/2025	500,000		512,465
Bank of America, Sub. Notes	4.18	11/25/2027	500,000		512,061
Bank of Montreal, Sr. Unscd. Notes	3.30	2/5/2024	500,000		506,244
Bank of Nova Scotia, Sr. Unscd. Notes	2.80	7/21/2021	600,000		603,407
Bank of Nova Scotia, Sr. Unscd. Notes	3.40	2/11/2024	500,000	[a]	509,288
Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	500,000		524,895
Barclays, Sr. Unscd. Notes	3.20	8/10/2021	500,000		499,864
Barclays, Sr. Unscd. Notes	4.34	1/10/2028	200,000		201,279
Barclays, Sr. Unscd. Notes	4.38	1/12/2026	200,000		203,706
Barclays Bank, Sub. Notes	5.14	10/14/2020	500,000		514,015
BB&T, Sr. Unscd. Notes	3.70	6/5/2025	300,000		310,880
BNP Paribas, Gtd. Notes	5.00	1/15/2021	500,000		518,626
BPCE, Gtd. Notes	4.00	4/15/2024	200,000		208,646
Citigroup, Notes	2.90	12/8/2021	500,000		500,572
Citigroup, Notes	4.08	4/23/2029	100,000		102,731
Citigroup, Sr. Unscd. Bonds	4.28	4/24/2048	480,000		497,105
Citigroup, Sr. Unscd. Notes	2.65	10/26/2020	1,250,000		1,248,673
Citigroup, Sr. Unscd. Notes	2.88	7/24/2023	500,000		497,212
Citigroup, Sr. Unscd. Notes	3.67	7/24/2028	500,000		501,878
Citigroup, Sr. Unscd. Notes	3.88	1/24/2039	60,000		59,174
Citigroup, Sr. Unscd. Notes	4.65	7/23/2048	150,000		162,331
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	350,000		375,875

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 6.1% (continued)
Citigroup, Sr. Unscd. Notes	5.88	1/30/2042	200,000	249,034
Citigroup, Sr. Unscd. Notes	6.63	1/15/2028	100,000	119,577
Citigroup, Sub. Notes	4.05	7/30/2022	250,000	258,248
Citigroup, Sub. Notes	5.50	9/13/2025	500,000	552,401
Citigroup, Sub. Notes	6.68	9/13/2043	500,000	647,390
Cooperatieve Rabobank, Gtd. Notes	2.50	1/19/2021	400,000	398,631
Cooperatieve Rabobank, Gtd. Notes	3.95	11/9/2022	1,000,000	1,019,144
Credit Suisse, Sr. Unscd. Notes	4.38	8/5/2020	1,000,000	1,019,874
Credit Suisse Group Funding, Gtd. Notes	3.75	3/26/2025	500,000	506,676
Credit Suisse Group Funding, Gtd. Notes	4.88	5/15/2045	280,000	305,990
Deutsche Bank, Sr. Unscd. Notes	4.25	10/14/2021	290,000	290,476
Development Bank of Japan, Sr. Unscd. Notes	2.00	10/19/2021	500,000	493,103
Discover Bank, Sr. Unscd. Notes	3.45	7/27/2026	500,000	488,337
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000	408,501
Fifth Third Bancorp, Sr. Unscd. Notes	3.50	3/15/2022	600,000	611,820
Goldman Sachs Group, Sr. Unscd. Bonds	4.22	5/1/2029	200,000	204,672
Goldman Sachs Group, Sr. Unscd. Notes	2.35	11/15/2021	500,000	493,079
Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/2020	500,000	500,190
Goldman Sachs Group, Sr. Unscd. Notes	3.63	1/22/2023	500,000	510,450
Goldman Sachs Group, Sr. Unscd. Notes	3.63	2/20/2024	500,000	508,723
Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	150,000	149,099
Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	730,000	736,065
Goldman Sachs Group, Sr. Unscd. Notes	6.25	2/1/2041	700,000	880,121

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 6.1% (continued)
Goldman Sachs Group, Sub. Notes	4.25	10/21/2025	130,000	133,988
Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	500,000	617,585
HSBC Holdings, Sr. Unscd. Notes	3.40	3/8/2021	600,000	606,327
HSBC Holdings, Sr. Unscd. Notes	3.90	5/25/2026	295,000	301,070
HSBC Holdings, Sr. Unscd. Notes	5.10	4/5/2021	750,000	781,824
HSBC Holdings, Sub. Notes	4.25	3/14/2024	500,000	516,562
HSBC Holdings, Sub. Notes	6.50	5/2/2036	850,000	1,063,349
Industrial & Commercial Bank of China, Sr. Unscd. Notes	2.45	10/20/2021	500,000	491,702
Industrial & Commercial Bank of China, Sr. Unscd. Notes	2.91	11/13/2020	300,000	298,771
ING Groep, Sr. Unscd. Notes	3.15	3/29/2022	300,000	301,190
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	300,000	300,906
Intesa Sanpaolo, Gtd. Bonds	5.25	1/12/2024	400,000	418,901
JPMorgan Chase & Co, Sr. Unscd. Notes	3.80	7/23/2024	140,000	143,744
JPMorgan Chase & Co, Sr. Unscd. Notes	4.20	7/23/2029	150,000	156,631
JPMorgan Chase & Co., Sr. Unscd. Notes	2.40	6/7/2021	1,240,000	1,232,380
JPMorgan Chase & Co., Sr. Unscd. Notes	2.78	4/25/2023	300,000	298,731
JPMorgan Chase & Co., Sr. Unscd. Notes	3.20	1/25/2023	1,000,000	1,011,010
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000	500,377
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000	133,857
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	101,631
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	200,000	195,552
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000	205,545
JPMorgan Chase & Co., Sr. Unscd. Notes	4.25	10/15/2020	500,000	511,507

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 6.1% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	400,000		411,977
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	500,000		498,403
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	500,000		515,388
JPMorgan Chase & Co., Sub. Notes	4.13	12/15/2026	500,000		517,649
KeyBank, Sr. Unscd. Notes	3.30	6/1/2025	400,000		406,997
KeyBank, Sub. Notes	6.95	2/1/2028	100,000		121,669
KFW, Gov't Gtd. Notes	1.50	6/15/2021	765,000		751,932
KFW, Gov't Gtd. Notes	1.63	3/15/2021	1,900,000		1,875,544
KFW, Gov't Gtd. Notes	2.00	5/2/2025	1,100,000	[a]	1,075,635
KFW, Gtd. Bonds	2.13	6/15/2022	320,000		318,213
KFW, Gtd. Notes	2.38	12/29/2022	305,000		305,610
KFW, Sr. Unscd. Notes	2.13	3/7/2022	620,000		616,914
Korea Development Bank, Sr. Unscd. Notes	2.75	3/19/2023	300,000		298,902
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	2.50	2/15/2022	300,000		301,519
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	2.38	6/10/2025	500,000		498,146
Lloyds Banking Group, Sr. Unscd. Notes	4.55	8/16/2028	500,000		524,404
Llyods Banking Group, Sub. Notes	4.58	12/10/2025	820,000		838,371
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.00	2/22/2022	500,000		501,245
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.54	7/26/2021	300,000		304,829
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.68	2/22/2027	500,000		513,248
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.76	7/26/2023	300,000		308,446
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	4.29	7/26/2038	200,000		211,105
Mizuho Financial Group, Sr. Unscd. Bonds	2.27	9/13/2021	500,000		492,593

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 6.1% (continued)
Mizuho Financial Group, Sr. Unscd. Bonds	2.84	9/13/2026	500,000	485,600
Morgan Stanley, Sr. Unscd. Notes	3.13	1/23/2023	150,000	150,692
Morgan Stanley, Sr. Unscd. Notes	3.63	1/20/2027	380,000	384,012
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	500,000	513,792
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	181,800
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	500,000	520,306
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	500,000	520,350
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	403,421
Morgan Stanley, Sub. Notes	3.95	4/23/2027	500,000	505,379
Morgan Stanley, Sub. Notes	4.10	5/22/2023	500,000	517,382
National Australia Bank, Sr. Unscd. Bonds	2.50	7/12/2026	500,000	475,664
National Australia Bank, Sr. Unscd. Notes	2.63	7/23/2020	260,000	259,932
Northern Trust, Sub. Notes	3.95	10/30/2025	846,000	893,633
Oesterreichische Kontrollbank, Gov't Gtd. Notes	1.50	10/21/2020	500,000	493,245
PNC Bank, Sr. Unscd. Notes	2.60	7/21/2020	500,000	499,988
PNC Bank, Sr. Unscd. Notes	2.63	2/17/2022	500,000	500,232
PNC Bank, Sub. Notes	3.80	7/25/2023	500,000	514,636
PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	200,000	202,149
Royal Bank of Scotland Group, Sub. Bonds	6.13	12/15/2022	300,000	321,264
Royal Bank Scotland Group, Sr. Unscd. Notes	4.80	4/5/2026	500,000	525,289
Santander UK Group Holdings, Sr. Unscd. Notes	2.88	10/16/2020	500,000	499,893
Skandinaviska Enskilda, Sr. Unscd. Notes	1.88	9/13/2021	250,000	244,605
State Street, Sr. Unscd. Notes	2.55	8/18/2020	310,000	309,859

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 6.1% (continued)
State Street, Sr. Unscd. Notes	3.55	8/18/2025	290,000	300,512
State Street, Sr. Unscd. Notes	3.70	11/20/2023	250,000	259,620
Sumitomo Mitsui Banking, Gtd. Bonds	3.00	1/18/2023	290,000	290,565
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.45	1/11/2027	160,000	161,732
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.78	3/9/2026	500,000	515,675
SunTrust Bank, Sr. Unscd. Notes	2.75	5/1/2023	500,000	495,890
Toronto-Dominion Bank, Sr. Unscd. Notes	2.50	12/14/2020	500,000	499,206
Toronto-Dominion Bank, Sr. Unscd. Notes	3.00	6/11/2020	500,000	502,317
Toronto-Dominion Bank, Sr. Unscd. Notes	3.50	7/19/2023	350,000	359,733
U.S. Bancorp, Sr. Unscd. Notes	3.00	3/15/2022	900,000	908,937
US Bank, Sr. Unscd. Notes	3.40	7/24/2023	350,000	358,621
Wells Fargo & Co, Sr. Unscd. Notes	4.15	1/24/2029	135,000	140,517
Wells Fargo & Co., Sr. Unscd. Notes	2.10	7/26/2021	620,000	610,869
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	470,000	470,859
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/2025	200,000	203,974
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000	512,369
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000	519,321
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	500,000	519,487
Wells Fargo & Co., Sub. Notes	4.75	12/7/2046	500,000	527,039
Wells Fargo & Co., Sub. Notes, Ser. M	3.45	2/13/2023	500,000	505,818
Wells Fargo Bank, Sr. Unscd. Notes	3.33	7/23/2021	350,000	352,191
Westpac Banking, Sr. Unscd. Notes	2.60	11/23/2020	1,000,000	998,501
Westpac Banking, Sr. Unscd. Notes	2.85	5/13/2026	200,000	194,743
				70,238,322

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Beverage Products - .6%
Anheuser-Busch InBev Finance, Gtd. Notes	4.00	1/17/2043	700,000		639,970
Anheuser-Busch InBev Worldwide, Gtd. Notes	3.65	2/1/2026	615,000	[b]	618,195
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	500,000		510,651
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	4/15/2048	500,000		487,821
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	590,000	[b]	599,926
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	285,000		305,161
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.45	1/23/2039	120,000		131,157
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.80	1/23/2059	300,000		341,588
Coca-Cola, Sr. Unscd. Notes	3.30	9/1/2021	750,000		764,765
Diageo Investment, Gtd. Notes	4.25	5/11/2042	250,000		264,769
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	215,000	[b]	221,666
Molson Coors Brewing, Gtd. Notes	2.10	7/15/2021	500,000		491,480
Molson Coors Brewing, Gtd. Notes	4.20	7/15/2046	150,000		135,022
PepsiCo, Sr. Unscd. Notes	2.15	10/14/2020	810,000		806,338
PepsiCo, Sr. Unscd. Notes	3.50	7/17/2025	500,000		520,614
PepsiCo, Sr. Unscd. Notes	4.45	4/14/2046	210,000		233,104
				7,072,227
Building Materials - .0%
Johnson Controls International, Notes	5.13	9/14/2045	100,000		104,094
Owens Corning, Gtd. Notes	7.00	12/1/2036	137,000		156,119
				260,213
Chemicals - .3%
Celanese US Holdings, Gtd. Notes	4.63	11/15/2022	350,000		366,869
Dow Chemical, Sr. Unscd. Bonds	7.38	11/1/2029	500,000		637,630
Dow Chemical, Sr. Unscd. Notes	4.25	11/15/2020	300,000		305,638

16

Description	Coupon Rate (%)	Maturity Date	Principal| Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Chemicals - .3% (continued)
Dow Chemical, Sr. Unscd. Notes	4.38	11/15/2042	300,000	291,301
DowDuPont, Sr. Unscd. Notes	4.21	11/15/2023	100,000	104,908
DowDuPont, Sr. Unscd. Notes	4.49	11/15/2025	100,000	107,379
DowDuPont, Sr. Unscd. Notes	4.73	11/15/2028	100,000	109,125
DowDuPont, Sr. Unscd. Notes	5.42	11/15/2048	125,000	144,667
Eastman Chemical, Sr. Unscd. Notes	3.80	3/15/2025	378,000	387,820
LYB International Finance, Gtd. Notes	4.00	7/15/2023	350,000	361,441
Mosaic, Sr. Unscd. Notes	4.25	11/15/2023	300,000	312,550
Nutrien, Notes	5.25	1/15/2045	200,000	216,278
Nutrien, Sr. Unscd. Notes	3.63	3/15/2024	200,000	202,679
Praxair, Sr. Unscd. Notes	2.45	2/15/2022	400,000	398,430
Sherwin-Williams, Sr. Unscd. Notes	4.50	6/1/2047	100,000	99,453
				4,046,168
Commercial & Professional Services - .2%
Cleveland Clinic Foundation, Unscd. Bonds	4.86	1/1/2114	150,000	164,792
Ecolab, Sr. Unscd. Notes	2.70	11/1/2026	250,000	243,489
Ecolab, Sr. Unscd. Notes	4.35	12/8/2021	164,000	170,659
IHS Markit, Sr. Unscd. Notes	3.63	5/1/2024	223,000	223,992
Moody's, Sr. Unscd. Notes	3.25	6/7/2021	250,000	252,382
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	450,000	424,456
S&P Global, Gtd. Notes	4.40	2/15/2026	230,000	247,698
Stanford Unversity, Unscd. Bonds	3.65	5/1/2048	105,000	106,412
Total System Services, Sr. Unscd. Notes	4.80	4/1/2026	500,000	525,628
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	50,832

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Commercial & Professional Services - .2% (continued)
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	250,000		247,626
				2,657,966
Commercial Mortgage Pass-Through Ctfs. - 1.9%
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/1/2050	500,000		510,934
Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Cl. A4	3.62	7/1/2047	1,000,000		1,033,313
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.28	8/1/2050	750,000		801,673
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/1/2047	200,000		209,820
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/1/2049	1,035,000		1,076,750
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Multifamily Structured Pass Through Certificates, Ser. K039, Cl. A2	3.30	7/1/2024	1,000,000	[c]	1,030,093
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A	3.33	5/1/2025	1,000,000	[c]	1,032,582
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/1/2026	1,300,000	[c]	1,277,784
Federal National Mortgage Association, Ser. 2017-M12, Cl. A2	3.18	6/1/2027	975,000	[c]	984,358
Federal National Mortgage Association, Ser. 2017-M8, Cl. A1	2.65	5/1/2027	636,979	[c]	636,588
Federal National Mortgage Association, Ser. 2018-M1, Cl. A2	3.09	12/1/2027	1,000,000	[c]	1,002,553
Federal National Mortgage Association, Ser. 2018-M10, Cl. A2	3.50	7/1/2028	750,000	[c]	774,228
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/1/2047	456,429		471,724
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2012-LC9, Cl. A5	2.84	12/1/2047	1,000,000		1,002,749
JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C15, Cl. A5	4.13	11/1/2045	500,000		526,638
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/1/2047	725,000		749,736

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.9% (continued)
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/1/2048	2,000,000	2,087,194
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/1/2048	1,175,000	1,192,752
Morgan Stanley Capital I Trust, Ser. 2012-C4, Cl. AS	3.77	3/1/2045	720,000	733,554
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/1/2048	2,000,000	1,976,555
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/1/2051	500,000	539,441
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C6, Cl. A4	3.24	4/1/2046	412,000	419,351
Wells Fargo Commercial Mortgage Trust, Ser. 2017-RC1, Cl. A2	3.12	1/1/2060	500,000	503,614
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44	4.21	5/1/2051	900,000	967,636
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/1/2046	428,826	430,447
				21,972,067
Consumer Discretionary - .1%
Carnival, Gtd. Notes	3.95	10/15/2020	300,000	305,134
Hasbro, Sr. Unscd. Notes	3.15	5/15/2021	450,000	451,677
Marriott International, Sr. Unscd. Notes	3.13	10/15/2021	600,000	602,499
				1,359,310
Consumer Durables & Apparel - .0%
Nike, Sr. Unscd. Notes	2.25	5/1/2023	300,000	296,874
Nike, Sr. Unscd. Notes	3.63	5/1/2043	300,000	293,794
				590,668
Consumer Staples - .2%
Church & Dwight Co., Sr. Unscd. Notes	3.95	8/1/2047	300,000	286,895
Clorox, Sr. Unscd. Notes	3.80	11/15/2021	200,000	205,684
Colgate-Palmolive, Sr. Unscd. Notes	2.45	11/15/2021	500,000	[a] 502,315

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Consumer Staples - .2% (continued)
Procter & Gamble, Sr. Unscd. Notes	2.30	2/6/2022	500,000		497,855
Unilever Capital, Gtd. Notes	5.90	11/15/2032	250,000		312,450
				1,805,199
Diversified Financials - .6%
AerCap Ireland Capital, Gtd. Notes	3.50	5/26/2022	500,000		500,879
AerCap Ireland Capital, Gtd. Notes	3.95	2/1/2022	500,000		507,455
Affiliated Managers Group, Sr. Unscd. Notes	3.50	8/1/2025	250,000	[a]	252,525
Air Lease, Sr. Unscd. Notes	3.75	2/1/2022	100,000		101,418
American Express, Sub. Notes	3.63	12/5/2024	500,000		515,873
Ares Capital, Sr. Unscd. Notes	3.50	2/10/2023	300,000		297,032
Blackrock, Sr. Unscd. Notes	3.50	3/18/2024	250,000		258,943
Capital One Financial, Sr. Unscd. Notes	4.75	7/15/2021	300,000		312,528
Capital One Financial, Sub. Notes	3.75	7/28/2026	750,000		738,984
CME Group, Sr. Unscd. Notes	3.00	3/15/2025	250,000		251,792
GE Capital International Funding, Gtd. Notes	4.42	11/15/2035	600,000		560,303
Intercontinental Exchange, Gtd. Notes	4.00	10/15/2023	350,000		366,165
Intercontinental Exchange, Sr. Unscd. Notes	4.25	9/21/2048	75,000		78,164
Invesco Finance, Gtd. Notes	4.00	1/30/2024	250,000		259,449
Jefferies Group, Sr. Unscd. Debs.	6.45	6/8/2027	35,000		38,607
Jefferies Group, Sr. Unscd. Notes	5.13	1/20/2023	150,000		158,615
Legg Mason, Sr. Unscd. Notes	5.63	1/15/2044	200,000		207,101
Nasdaq, Sr. Unscd. Notes	4.25	6/1/2024	250,000		262,220
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/2024	500,000		506,767
TD Ameritrade Holding, Sr. Unscd. Notes	2.95	4/1/2022	200,000		201,445

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Diversified Financials - .6% (continued)
Visa, Sr. Unscd. Notes	2.20	12/14/2020	400,000	398,050
Visa, Sr. Unscd. Notes	3.65	9/15/2047	55,000	54,430
Visa, Sr. Unscd. Notes	4.15	12/14/2035	270,000	290,028
Visa, Sr. Unscd. Notes	4.30	12/14/2045	200,000	219,017
				7,337,790
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	119,292
Electronic Components - .1%
Allegion US Holding, Gtd. Notes	3.20	10/1/2024	400,000	390,134
Arrow Electronics, Sr. Unscd. Notes	4.50	3/1/2023	500,000	518,417
Emerson Electric, Sr. Unscd. Notes	2.63	2/15/2023	260,000	[a] 260,695
Fortive, Sr. Unscd. Notes	2.35	6/15/2021	250,000	247,545
				1,416,791
Energy - 2.6%
Anadarko Petroleum, Sr. Unscd. Notes	6.60	3/15/2046	250,000	337,942
Apache, Sr. Unscd. Notes	6.00	1/15/2037	212,000	234,194
Baker Hughes, Sr. Unscd. Notes, Ser. WI	3.20	8/15/2021	382,000	385,339
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	400,000	397,247
BP Capital Markets America, Gtd. Notes	3.25	5/6/2022	700,000	710,657
BP Capital Markets America, Gtd. Notes	3.80	9/21/2025	300,000	312,047
BP Capital Markets America, Gtd. Notes	3.94	9/21/2028	300,000	314,136
BP Capital Markets America, Gtd. Notes	4.23	11/6/2028	100,000	107,029
Canadian Natural Resources, Sr. Unscd. Notes	6.25	3/15/2038	200,000	240,699
Cenovus Energy, Notes	4.25	4/15/2027	500,000	503,605
Chevron, Sr. Unscd. Notes	2.95	5/16/2026	295,000	294,889

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Energy - 2.6% (continued)
Chevron, Sr. Unscd. Notes	3.33	11/17/2025	165,000		169,255
CNOOC Finance 2013, Gtd. Notes	3.00	5/9/2023	500,000		495,819
Concho Resources, Gtd. Notes	4.30	8/15/2028	200,000		208,802
Concho Resources, Gtd. Notes	4.88	10/1/2047	60,000		63,694
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	150,000		166,621
ConocoPhillips, Gtd. Notes	5.95	3/15/2046	250,000		329,291
ConocoPhillips Holding, Sr. Unscd. Notes	6.95	4/15/2029	125,000		161,509
Devon Energy, Sr. Unscd. Notes	5.85	12/15/2025	71,000		80,725
Ecopetrol, Sr. Unscd. Notes	7.38	9/18/2043	300,000		365,406
Enable Midstream Partners, Sr. Unscd. Notes	5.00	5/15/2044	250,000		226,858
Enbridge, Sr. Unscd. Notes	4.25	12/1/2026	500,000		521,360
Enbridge Energy Partners, Sr. Unscd. Notes	5.50	9/15/2040	370,000		415,368
Energy Transfer Operating, Gtd. Notes	6.25	4/15/2049	95,000		107,023
Energy Transfer Partners, Sr. Unscd. Notes	5.15	2/1/2043	500,000		486,302
Enterprise Products, Gtd. Notes	4.25	2/15/2048	75,000		73,724
Enterprise Products Operating, Gtd. Notes	3.35	3/15/2023	600,000		608,285
Enterprise Products Operating, Gtd. Notes	3.70	2/15/2026	200,000		205,007
Enterprise Products Operating, Gtd. Notes	4.90	5/15/2046	500,000		538,704
EOG Resources, Sr. Unscd. Notes	3.90	4/1/2035	400,000		406,858
Exxon Mobil, Sr. Unscd. Notes	2.22	3/1/2021	500,000		498,372
Exxon Mobil, Sr. Unscd. Notes	4.11	3/1/2046	500,000	[a]	532,592
Halliburton, Sr. Unscd. Bonds	3.80	11/15/2025	415,000		424,915
Hess, Sr. Unscd. Notes	4.30	4/1/2027	250,000		252,249

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Energy - 2.6% (continued)
Hess, Sr. Unscd. Notes	5.60	2/15/2041	250,000	261,507
HollyFrontier, Sr. Unscd. Bonds	5.88	4/1/2026	480,000	514,443
Kerr-McGee, Gtd. Notes	6.95	7/1/2024	300,000	354,200
Kinder Morgan, Gtd. Notes	4.30	3/1/2028	500,000	518,680
Kinder Morgan Energy Partner, Notes	5.00	10/1/2021	300,000	312,171
Kinder Morgan Energy Partners, Gtd. Notes	3.50	9/1/2023	500,000	506,090
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	300,000	303,757
Kinder Morgan Energy Partners, Gtd. Notes	7.40	3/15/2031	350,000	438,602
Marathon Oil, Sr. Unscd. Notes	6.60	10/1/2037	300,000	363,522
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	500,000	502,670
MPLX, Notes	4.88	12/1/2024	500,000	534,210
MPLX, Sr. Unscd. Notes	4.50	4/15/2038	105,000	101,052
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	115,000	109,292
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	150,000	162,286
Nexen Energy, Gtd. Notes	5.88	3/10/2035	125,000	149,833
Noble Energy, Sr. Unscd. Notes	3.90	11/15/2024	200,000	204,313
Noble Energy, Sr. Unscd. Notes	4.15	12/15/2021	539,000	552,426
Occidental Petroleum, Sr. Unscd. Bonds	3.00	2/15/2027	300,000	290,883
Occidental Petroleum, Sr. Unscd. Notes	4.10	2/15/2047	310,000	298,284
Occidental Petroleum, Sr. Unscd. Notes, Ser. 1	4.10	2/1/2021	200,000	203,588
ONEOK, Gtd. Notes	4.00	7/13/2027	300,000	302,176
ONEOK Partners, Gtd. Notes	5.00	9/15/2023	500,000	530,795
ONEOK Partners, Gtd. Notes	6.85	10/15/2037	60,000	70,757

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Energy - 2.6% (continued)
Petroleos Mexicanos, Gtd. Bonds	5.50	6/27/2044	500,000		410,500
Petroleos Mexicanos, Gtd. Notes	4.88	1/18/2024	250,000	[a]	249,350
Petroleos Mexicanos, Gtd. Notes	5.35	2/12/2028	195,000		183,066
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	500,000		445,000
Petroleos Mexicanos, Gtd. Notes	6.50	3/13/2027	570,000		578,778
Petroleos Mexicanos, Gtd. Notes	6.75	9/21/2047	400,000		369,400
Phillips 66, Gtd. Notes	4.88	11/15/2044	202,000		216,727
Pioneer Natural Resources, Sr. Unscd. Notes	3.95	7/15/2022	500,000		516,019
Plains All American Pipeline, Sr. Unscd. Notes	3.85	10/15/2023	300,000		304,016
Plains All American Pipeline, Sr. Unscd. Notes	4.90	2/15/2045	250,000		241,330
Regency Energy Partners, Gtd. Notes	4.50	11/1/2023	450,000		468,614
Sabine Pass Liquefaction, Sr. Scd. Notes	5.00	3/15/2027	600,000		638,437
Sabine Pass Liquefaction, Sr. Unscd. Notes	5.63	4/15/2023	300,000		323,856
Shell International Finance, Gtd. Notes	1.88	5/10/2021	485,000		478,519
Shell International Finance, Gtd. Notes	2.88	5/10/2026	185,000		183,674
Shell International Finance, Gtd. Notes	3.25	5/11/2025	560,000		571,103
Shell International Finance, Gtd. Notes	4.13	5/11/2035	260,000		276,101
Spectra Energy Partners, Sr. Unscd. Notes	5.95	9/25/2043	200,000		236,753
Statoil, Gtd. Notes	2.65	1/15/2024	500,000		496,940
Suncor Energy, Sr. Unscd. Notes	4.00	11/15/2047	50,000		48,959
Suncor Energy, Sr. Unscd. Notes	6.50	6/15/2038	300,000		382,727
Sunoco Logistics Partners Operations, Gtd. Notes	3.45	1/15/2023	200,000		200,457
Sunoco Logistics Partners Operations, Gtd. Notes	4.95	1/15/2043	200,000		187,640

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Energy - 2.6% (continued)
Sunoco Logistics Partners Operations, Gtd. Notes	5.40	10/1/2047	110,000	110,911
Tennessee Gas Pipeline, Gtd. Debs.	7.63	4/1/2037	70,000	90,521
Total Capital, Gtd. Notes	4.45	6/24/2020	450,000	459,403
TransCanada Pipelines, Sr. Unscd. Notes	3.75	10/16/2023	500,000	513,597
TransCanada Pipelines, Sr. Unscd. Notes	4.88	5/15/2048	60,000	63,145
TransCanada Pipelines, Sr. Unscd. Notes	6.20	10/15/2037	75,000	89,249
TransCanada Pipelines, Sr. Unscd. Notes	7.63	1/15/2039	300,000	409,865
Valero Energy, Gtd. Notes	7.50	4/15/2032	170,000	221,705
Valero Energy, Sr. Unscd. Notes	6.63	6/15/2037	315,000	386,892
Williams, Sr. Unscd. Notes	3.75	6/15/2027	150,000	150,140
Williams, Sr. Unscd. Notes	4.00	9/15/2025	100,000	103,142
Williams, Sr. Unscd. Notes	4.13	11/15/2020	500,000	508,008
Williams, Sr. Unscd. Notes	6.30	4/15/2040	400,000	465,431
				30,342,035
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	5.25	11/15/2021	500,000	529,916
Waste Management, Gtd. Notes	3.50	5/15/2024	500,000	513,362
				1,043,278
Financials - .0%
Brookfield Asset Management, Sr. Unscd. Notes	4.00	1/15/2025	250,000	252,784
Food Products - .4%
Campbell Soup, Sr. Unscd. Notes	3.30	3/19/2025	400,000	391,029
Campbell Soup, Sr. Unscd. Notes	4.15	3/15/2028	80,000	[a] 80,420
Conagra Brands, Sr. Unscd. Notes	3.20	1/25/2023	165,000	166,109
Conagra Brands, Sr. Unscd. Notes	4.85	11/1/2028	100,000	106,351

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Food Products - .4% (continued)
Conagra Brands, Sr. Unscd. Notes	5.40	11/1/2048	60,000		62,560
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	110,000		115,111
General Mills, Sr. Unscd. Notes	5.40	6/15/2040	300,000		331,844
Kellogg, Sr. Unscd. Notes	2.65	12/1/2023	300,000		294,313
Kraft Heinz Foods, Gtd. Notes	2.80	7/2/2020	390,000		389,559
Kraft Heinz Foods, Gtd. Notes	4.38	6/1/2046	400,000		355,960
Kraft Heinz Foods, Gtd. Notes	6.75	3/15/2032	525,000		611,096
Kroger, Gtd. Notes	7.50	4/1/2031	400,000		509,245
Kroger, Sr. Unscd. Notes	3.30	1/15/2021	300,000		302,200
Kroger, Sr. Unscd. Notes	3.70	8/1/2027	300,000	[a]	296,773
Sysco, Gtd. Notes	5.38	9/21/2035	200,000		226,119
Tyson Foods, Gtd. Bonds	5.15	8/15/2044	250,000		260,338
				4,499,027
Foreign/Governmental - 2.9%
African Development Bank, Sr. Unscd. Notes	2.38	9/23/2021	500,000		500,436
African Development Bank, Sr. Unscd. Notes	2.63	3/22/2021	500,000		502,435
African Development Bank, Sr. Unscd. Notes	3.00	9/20/2023	300,000		307,699
Asian Development Bank, Sr. Unscd. Notes	1.75	6/8/2021	500,000		494,248
Asian Development Bank, Sr. Unscd. Notes	1.75	9/13/2022	295,000	[a]	289,549
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/2025	1,000,000	[a]	978,159
Asian Development Bank, Sr. Unscd. Notes	2.75	3/17/2023	500,000		507,684
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		91,097
Chilean Government, Sr. Unscd. Notes	3.13	3/27/2025	500,000		505,750
Colombian Government, Sr. Unscd. Bonds	5.00	6/15/2045	500,000		524,505

26

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Foreign/Governmental - 2.9% (continued)
Colombian Government, Sr. Unscd. Notes	3.88	4/25/2027	500,000		507,735
Corp Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	500,000		503,005
European Investment Bank, Sr. Unscd. Bonds	2.88	9/15/2020	1,000,000		1,006,143
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	1,000,000		971,513
European Investment Bank, Sr. Unscd. Notes	2.00	3/15/2021	1,000,000		993,896
European Investment Bank, Sr. Unscd. Notes	2.25	3/15/2022	500,000		498,983
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000	[a]	495,929
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	305,000		306,976
European Investment Bank, Sr. Unscd. Notes	2.63	5/20/2022	500,000		504,603
European Investment Bank, Sr. Unscd. Notes	2.88	12/15/2021	300,000		304,159
Export Development Canada, Sr. Unscd. Bonds	2.63	2/21/2024	300,000		303,377
Export-Import Bank of Korea, Sr. Unscd. Notes	1.88	10/21/2021	500,000		489,259
Export-Import Bank of Korea, Sr. Unscd. Notes	4.00	1/14/2024	500,000		522,065
Finnish Government, Sr. Unscd. Bonds	6.95	2/15/2026	25,000		30,831
Hungarian Government, Sr. Unscd. Notes	6.38	3/29/2021	200,000		213,032
Hungarian Government, Sr. Unscd. Notes	7.63	3/29/2041	300,000		452,032
Indonesian Government, Sr. Unscd. Notes	3.50	1/11/2028	300,000		295,204
Indonesian Government, Sr. Unscd. Notes	4.35	1/11/2048	300,000	[a]	296,038
Inter-American Development Bank, Sr. Unscd. Notes	2.13	1/15/2025	1,000,000		984,588
Inter-American Development Bank, Sr. Unscd. Notes	2.13	1/18/2022	370,000		368,163
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	300,000		311,599
Inter-American Development Bank, Unscd. Notes	1.63	5/12/2020	400,000		396,686
Inter-American Development Bank, Unscd. Notes	2.50	1/18/2023	225,000		226,514

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Foreign/Governmental - 2.9% (continued)
International Bank For Reconstruction & Development, Sr. Unscd. Bonds	7.63	1/19/2023	300,000	355,877
International Bank For Reconstruction & Development, Sr. Unscd. Notes	1.38	9/20/2021	430,000	420,613
International Bank For Reconstruction & Development, Sr. Unscd. Notes	1.75	4/19/2023	500,000	489,477
International Bank For Reconstruction & Development, Sr. Unscd. Notes	2.50	7/29/2025	1,000,000	1,002,720
International Bank For Reconstruction & Development, Unscd. Bonds	2.75	7/23/2021	1,000,000	1,009,557
International Bank For Reconstruction & Development, Unscd. Notes	2.00	1/26/2022	620,000	615,166
International Finance, Sr. Unscd. Bonds	1.63	7/16/2020	200,000	198,115
International Finance, Sr. Unscd. Notes	1.13	7/20/2021	300,000	292,255
Israeli Government, Gtd. Bonds	5.50	9/18/2023	450,000	507,496
Italian Government, Sr. Unscd. Notes	6.88	9/27/2023	400,000	444,840
Japan Bank for International Cooperation, Gtd. Bonds	1.88	7/21/2026	500,000	469,635
Japan Bank for International Cooperation, Gtd. Notes	1.88	4/20/2021	490,000	484,315
Japan Bank for International Cooperation, Gtd. Notes	2.75	1/21/2026	750,000	749,020
Mexican Government, Sr. Unscd. Notes	3.63	3/15/2022	500,000	510,255
Mexican Government, Sr. Unscd. Notes	4.15	3/28/2027	345,000	350,278
Mexican Government, Sr. Unscd. Notes	4.60	1/23/2046	600,000	579,600
Mexican Government, Sr. Unscd. Notes	5.55	1/21/2045	850,000	933,937
Panamanian Government, Sr. Unscd. Bonds	4.50	4/16/2050	200,000	209,340
Panamanian Government, Sr. Unscd. Bonds	6.70	1/26/2036	400,000	522,000

28

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Foreign/Governmental - 2.9% (continued)
Peruvian Government, Sr. Unscd. Bonds	6.55	3/14/2037	370,000	496,725
Peruvian Government, Sr. Unscd. Bonds	7.35	7/21/2025	500,000	624,005
Philippine Government, Sr. Unscd. Bonds	3.70	2/2/2042	400,000	404,400
Philippine Government, Sr. Unscd. Bonds	10.63	3/16/2025	800,000	1,135,028
Polish Government, Sr. Unscd. Notes	5.00	3/23/2022	650,000	691,729
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	82,571
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	925,000	1,122,520
Province of Manitoba Canada, Unscd. Debs.	8.88	9/15/2021	450,000	511,236
Province of Ontario Canada, Sr. Unscd. Notes	3.40	10/17/2023	150,000	155,481
Province of Quebec Canada, Bonds, Ser. NJ	7.50	7/15/2023	200,000	238,121
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	550,000	773,059
Uruguayan Government, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	108,412
Uruguayan Government, Sr. Unscd. Bonds	7.63	3/21/2036	300,000	409,125
Uruguayan Government, Sr. Unscd. Notes	4.50	8/14/2024	400,000	[a] 418,000
				32,998,800
Forest Products & Other - .1%
International Paper, Sr. Unscd. Notes	3.65	6/15/2024	400,000	409,123
International Paper, Sr. Unscd. Notes	4.40	8/15/2047	250,000	231,792
				640,915
Health Care - 2.8%
Abbott Laboratories, Sr. Unscd. Notes	2.90	11/30/2021	600,000	602,809
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	1,000,000	997,267
AbbVie, Sr. Unscd. Notes	3.60	5/14/2025	170,000	171,193
AbbVie, Sr. Unscd. Notes	4.25	11/14/2028	110,000	112,766
AbbVie, Sr. Unscd. Notes	4.30	5/14/2036	235,000	226,153

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Health Care - 2.8% (continued)
AbbVie, Sr. Unscd. Notes	4.45	5/14/2046	330,000		306,864
AbbVie, Sr. Unscd. Notes	4.88	11/14/2048	110,000		109,263
Aetna, Sr. Unscd. Notes	4.75	3/15/2044	250,000		245,077
Aetna, Sr. Unscd. Notes	6.63	6/15/2036	150,000		178,521
Allergan Funding, Gtd. Notes	3.80	3/15/2025	500,000		505,113
Allergan Funding, Gtd. Notes	4.75	3/15/2045	400,000		391,805
Amgen, Sr. Unscd. Notes	2.60	8/19/2026	1,000,000		949,530
Amgen, Sr. Unscd. Notes	4.10	6/15/2021	500,000		512,283
Amgen, Sr. Unscd. Notes	4.66	6/15/2051	300,000		304,402
Anthem, Notes	3.30	1/15/2023	500,000		504,036
Anthem, Sr. Unscd. Notes	4.38	12/1/2047	600,000		584,471
AstraZeneca, Sr. Unscd. Notes	2.38	11/16/2020	350,000		347,989
AstraZeneca, Sr. Unscd. Notes	4.38	8/17/2048	45,000	[a]	46,311
AstraZeneca, Sr. Unscd. Notes	4.38	11/16/2045	205,000		211,196
Baxalta, Gtd. Notes	5.25	6/23/2045	350,000		398,221
Baxalta, Sr. Unscd. Notes	2.88	6/23/2020	72,000		71,937
Becton Dickinson and Company, Sr. Unscd. Notes	3.13	11/8/2021	500,000		502,422
Becton Dickinson and Company, Sr. Unscd. Notes	3.73	12/15/2024	386,000		392,509
Biogen, Sr. Unscd. Notes	4.05	9/15/2025	500,000		514,594
Bristol-Myers Squibb, Sr. Unscd. Notes	2.00	8/1/2022	400,000		391,366
Cardinal Health, Sr. Unscd. Notes	3.20	3/15/2023	300,000		299,932
Cardinal Health, Sr. Unscd. Notes	4.60	3/15/2043	300,000		274,280
Celgene, Sr. Unscd. Notes	3.25	2/20/2023	60,000		60,415

30

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Health Care - 2.8% (continued)
Celgene, Sr. Unscd. Notes	3.88	8/15/2025	190,000		196,111
Celgene, Sr. Unscd. Notes	3.90	2/20/2028	90,000		92,079
Celgene, Sr. Unscd. Notes	4.35	11/15/2047	90,000		87,963
Celgene, Sr. Unscd. Notes	4.55	2/20/2048	90,000		91,105
Cigna, Gtd. Notes	3.20	9/17/2020	110,000	[b]	110,393
Cigna, Gtd. Notes	3.40	9/17/2021	80,000	[a,b]	80,917
Cigna, Gtd. Notes	3.75	7/15/2023	190,000	[b]	193,572
Cigna, Gtd. Notes	3.88	10/15/2047	75,000		65,555
Cigna, Gtd. Notes	4.13	11/15/2025	130,000	[b]	134,492
Cigna, Gtd. Notes	4.38	10/15/2028	230,000	[b]	237,472
Cigna, Gtd. Notes	4.90	12/15/2048	180,000	[b]	182,387
Cigna, Sr. Unscd. Notes	4.50	3/15/2021	300,000		307,621
CVS Health, Sr. Unscd. Notes	2.88	6/1/2026	400,000		377,842
CVS Health, Sr. Unscd. Notes	3.35	3/9/2021	400,000		403,008
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	400,000		407,308
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	640,000		645,270
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	500,000		487,735
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	550,000		544,603
Danaher, Sr. Unscd. Notes	4.38	9/15/2045	250,000		255,443
Dignity Health, Scd. Bonds	5.27	11/1/2064	304,000		317,767
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	500,000		504,661
Eli Lilly & Co., Sr. Unscd. Notes	5.55	3/15/2037	200,000		240,593
Express Scripts Holdings, Gtd. Notes	3.40	3/1/2027	250,000		243,520

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Health Care - 2.8% (continued)
Express Scripts Holdings, Gtd. Notes	4.80	7/15/2046	250,000	248,690
Gilead Sciences, Sr. Unscd. Notes	4.15	3/1/2047	220,000	212,119
Gilead Sciences, Sr. Unscd. Notes	4.50	4/1/2021	500,000	515,215
Gilead Sciences, Sr. Unscd. Notes	4.60	9/1/2035	190,000	202,139
Gilead Sciences, Sr. Unscd. Notes	4.80	4/1/2044	500,000	524,229
GlaxosmithKline Capital, Gtd. Notes	2.85	5/8/2022	500,000	501,527
GlaxoSmithKline Capital, Gtd. Notes	2.80	3/18/2023	300,000	299,625
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	140,000	143,203
GlaxoSmithKline Capital, Gtd. Notes	3.88	5/15/2028	125,000	131,001
Humana, Sr. Unscd. Notes	3.85	10/1/2024	500,000	511,609
Johnson & Johnson, Sr. Unscd. Debs.	4.95	5/15/2033	170,000	200,659
Johnson & Johnson, Sr. Unscd. Notes	1.65	3/1/2021	525,000	517,131
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	380,000	370,607
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	48,970
Johnson & Johnson, Sr. Unscd. Notes	3.75	3/3/2047	350,000	355,936
Kaiser Foundation Hospitals, Notes	3.15	5/1/2027	500,000	499,387
Laboratory of America Holdings, Sr. Unscd. Notes	4.00	11/1/2023	400,000	410,295
McKesson, Sr. Unscd. Notes	4.75	3/1/2021	500,000	513,234
Medtronic, Gtd. Notes	3.50	3/15/2025	550,000	567,262
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes	4.20	7/1/2055	200,000	211,975
Merck & Co., Sr. Unscd. Notes	2.75	2/10/2025	500,000	499,273
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	55,000	56,570
Merck & Co., Sr. Unscd. Notes	4.00	3/7/2049	80,000	82,164

32

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Health Care - 2.8% (continued)
Mylan, Gtd. Notes	3.15	6/15/2021	200,000		200,067
Mylan, Gtd. Notes	5.40	11/29/2043	300,000		280,377
Northwell Healthcare, Scd. Notes	3.98	11/1/2046	250,000		240,019
Novartis Capital, Gtd. Notes	4.40	5/6/2044	340,000		373,324
Perrigo Finance Unlimited, Gtd. Notes	4.38	3/15/2026	200,000		197,266
Pfizer, Sr. Unscd. Notes	1.95	6/3/2021	355,000		351,652
Pfizer, Sr. Unscd. Notes	2.75	6/3/2026	470,000		462,273
Pfizer, Sr. Unscd. Notes	3.00	12/15/2026	250,000		250,357
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	100,000		101,761
Pfizer, Sr. Unscd. Notes	4.00	3/15/2049	65,000		66,163
Pfizer, Sr. Unscd. Notes	4.13	12/15/2046	300,000		311,507
Pfizer, Sr. Unscd. Notes	4.20	9/15/2048	60,000		63,199
Providence St. Joseph Health Obligated Group, Unscd. Notes	3.74	10/1/2047	250,000		242,232
Quest Diagnostics, Sr. Unscd. Notes	3.50	3/30/2025	500,000		501,574
Sanofi, Sr. Unscd. Notes	4.00	3/29/2021	550,000		564,315
Stryker, Sr. Unscd. Bonds	4.38	5/15/2044	250,000		258,107
Stryker, Sr. Unscd. Notes	3.50	3/15/2026	250,000		253,552
Thermo Fisher Scientific, Sr. Unscd. Notes	5.30	2/1/2044	250,000		288,378
Trinity Health, Scd. Bonds	4.13	12/1/2045	200,000		204,122
UnitedHealth Group, Sr. Unscd. Notes	2.88	12/15/2021	350,000	[a]	352,065
UnitedHealth Group, Sr. Unscd. Notes	3.75	10/15/2047	70,000		66,764
UnitedHealth Group, Sr. Unscd. Notes	3.75	7/15/2025	330,000		343,363
UnitedHealth Group, Sr. Unscd. Notes	4.25	6/15/2048	80,000		82,613

33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Health Care - 2.8% (continued)
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	280,000	309,609
UnitedHealth Group, Sr. Unscd. Notes	6.88	2/15/2038	410,000	561,415
UnitedHealth Group Inc, Sr. Unscd. Notes	3.88	12/15/2028	100,000	104,430
UnitedHealth Group Inc, Sr. Unscd. Notes	4.45	12/15/2048	60,000	63,658
Wyeth, Gtd. Notes	6.50	2/1/2034	200,000	263,374
Zimmer Biomet Holdings, Sr. Unscd. Notes	3.55	4/1/2025	250,000	250,198
				31,650,696
Industrials - .6%
3M, Sr. Unscd. Notes	2.25	9/19/2026	500,000	479,280
3M, Sr. Unscd. Notes	3.38	3/1/2029	300,000	306,529
Caterpillar, Sr. Unscd. Bonds	6.05	8/15/2036	237,000	302,491
Caterpillar, Sr. Unscd. Notes	2.60	6/26/2022	800,000	798,213
Caterpillar, Sr. Unscd. Notes	4.30	5/15/2044	200,000	215,921
Caterpillar Financial Services, Sr. Unscd. Notes	2.95	2/26/2022	300,000	302,224
Eaton, Gtd. Notes	4.15	11/2/2042	400,000	400,620
General Electric, Gtd. Notes, Ser. A	6.75	3/15/2032	500,000	585,650
General Electric, Sr. Unscd. Notes	4.50	3/11/2044	500,000	465,054
Illinois Tool Works, Sr. Unscd. Notes	3.90	9/1/2042	500,000	517,778
John Deere Capital, Sr. Unscd. Notes	2.80	3/6/2023	500,000	501,107
John Deere Capital, Sr. Unscd. Notes	3.15	10/15/2021	300,000	304,150
Roper Technologies, Sr. Unscd. Notes	3.80	12/15/2026	500,000	505,355
Stanley Black & Decker, Gtd. Notes	3.40	12/1/2021	400,000	405,829
Textron, Sr. Unscd. Notes	4.00	3/15/2026	500,000	506,071
Xylem, Sr. Unscd. Notes	4.38	11/1/2046	250,000	251,154

34

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Industrials - .6% (continued)
Xylem, Sr. Unscd. Notes	4.88	10/1/2021	21,000	21,941
				6,869,367
Information Technology - .5%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	250,000	256,303
Autodesk, Sr. Unscd. Notes	4.38	6/15/2025	250,000	258,823
Fidelity National Information Services, Sr. Unscd. Bonds	3.00	8/15/2026	250,000	242,054
Fidelity National Information Services, Sr. Unscd. Notes	3.63	10/15/2020	450,000	454,274
Microsoft, Sr. Unscd. Notes	1.55	8/8/2021	575,000	563,466
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	1,000,000	1,012,024
Microsoft, Sr. Unscd. Notes	4.45	11/3/2045	411,000	459,983
Microsoft, Sr. Unscd. Notes	4.50	2/6/2057	160,000	180,311
Microsoft, Sr. Unscd. Notes	4.75	11/3/2055	135,000	158,446
Microsoft, Sr. Unscd. Notes	5.20	6/1/2039	200,000	242,105
Oracle, Sr. Unscd. Notes	3.25	11/15/2027	250,000	251,559
Oracle, Sr. Unscd. Notes	3.40	7/8/2024	500,000	511,961
Oracle, Sr. Unscd. Notes	3.85	7/15/2036	500,000	502,673
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	480,000	487,903
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	160,000	159,564
Oracle, Sr. Unscd. Notes	4.38	5/15/2055	280,000	292,450
				6,033,899
Insurance - .8%
Aflac, Sr. Unscd. Notes	3.63	6/15/2023	300,000	310,104
Allstate, Sub. Debs.	5.75	8/15/2053	300,000	309,514
American International Group, Sr. Unscd. Notes	3.88	1/15/2035	500,000	465,621
American International Group, Sr. Unscd. Notes	4.20	4/1/2028	90,000	92,331

35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Insurance - .8% (continued)
American International Group, Sr. Unscd. Notes	4.75	4/1/2048	60,000	60,951
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	400,000	422,273
Aon, Gtd. Notes	4.60	6/14/2044	500,000	512,081
AXA, Sub. Bonds	8.60	12/15/2030	165,000	222,583
Axa Equitable Holdings, Sr. Unscd. Notes	4.35	4/20/2028	90,000	92,229
Berkshire Hathaway, Sr. Unscd. Notes	3.13	3/15/2026	500,000	503,200
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	135,000	140,097
Chubb, Sr. Unscd. Notes	6.00	5/11/2037	200,000	255,055
Chubb INA Holdings, Gtd. Notes	3.35	5/15/2024	250,000	256,626
First American Financial, Sr. Unscd. Notes	4.60	11/15/2024	500,000	517,981
Lincoln National, Notes	3.63	12/12/2026	500,000	507,718
Lincoln National, Sr. Unscd. Notes	6.15	4/7/2036	39,000	46,899
Loews, Sr. Unscd. Notes	2.63	5/15/2023	250,000	247,883
Marsh & McLennan, Sr. Unscd. Notes	5.88	8/1/2033	275,000	332,259
Marsh & McLennan Cos Inc, Sr. Unscd. Notes	4.38	3/15/2029	70,000	74,890
Marsh & McLennan Cos Inc, Sr. Unscd. Notes	4.90	3/15/2049	65,000	72,020
MetLife, Sr. Unscd. Notes	3.60	4/10/2024	250,000	259,878
MetLife, Sr. Unscd. Notes	4.05	3/1/2045	200,000	201,842
MetLife, Sr. Unscd. Notes	6.38	6/15/2034	150,000	194,646
PartnerRe Finance, Gtd. Notes	5.50	6/1/2020	159,000	163,610
Progressive, Sr. Unscd. Notes	4.13	4/15/2047	70,000	72,429
Progressive, Sr. Unscd. Notes	4.35	4/25/2044	250,000	266,371
Progressive, Sr. Unscd. Notes	6.63	3/1/2029	100,000	125,264

36

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Insurance - .8% (continued)
Prudential Financial, Jr. Sub. Notes	5.20	3/15/2044	300,000	305,959
Prudential Financial, Sr. Unscd. Notes	4.60	5/15/2044	400,000	431,778
Reinsurance Group of America, Sr. Unscd. Notes	4.70	9/15/2023	350,000	372,476
Travelers, Sr. Unscd. Notes	3.90	11/1/2020	500,000	509,878
Trinity Acquisition, Gtd. Notes	3.50	9/15/2021	500,000	503,843
				8,850,289
Internet Software & Services - .3%
Alibaba Group Holding, Gtd. Notes	3.13	11/28/2021	290,000	291,954
Alibaba Group Holding, Gtd. Notes	3.60	11/28/2024	300,000	306,794
Alibaba Group Holding, Sr. Unscd. Notes	4.00	12/6/2037	400,000	390,323
Alphabet, Sr. Unscd. Notes	2.00	8/15/2026	300,000	283,258
Alphabet, Sr. Unscd. Notes	3.63	5/19/2021	300,000	307,160
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	210,000	208,122
Amazon.com, Sr. Unscd. Notes	3.15	8/22/2027	650,000	654,905
Amazon.com, Sr. Unscd. Notes	3.88	8/22/2037	195,000	200,896
Baidu, Sr. Unscd. Notes	4.38	5/14/2024	200,000	208,601
Baidu, Sr. Unscd. Notes	4.88	11/14/2028	200,000	213,394
eBay, Sr. Unscd. Notes	4.00	7/15/2042	350,000	309,016
				3,374,423
Media - 1.0%
CBS, Gtd. Debs.	7.88	7/30/2030	300,000	392,360
CBS, Gtd. Notes	4.90	8/15/2044	240,000	238,973
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	510,000	541,415
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	100,000	105,677
Charter Communications Operating, Sr. Scd. Notes	6.48	10/23/2045	500,000	568,734

37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Media - 1.0% (continued)
Comcast, Gtd. Bonds	4.00	8/15/2047	60,000		58,628
Comcast, Gtd. Bonds	4.75	3/1/2044	500,000		544,903
Comcast, Gtd. Notes	2.75	3/1/2023	100,000		99,878
Comcast, Gtd. Notes	2.85	1/15/2023	300,000		301,354
Comcast, Gtd. Notes	3.38	8/15/2025	730,000		742,220
Comcast, Gtd. Notes	3.70	4/15/2024	345,000		357,269
Comcast, Gtd. Notes	3.90	3/1/2038	75,000		74,511
Comcast, Gtd. Notes	4.00	3/1/2048	60,000		58,727
Comcast, Gtd. Notes	4.25	1/15/2033	500,000		532,204
Comcast, Gtd. Notes	4.60	10/15/2038	200,000		215,265
Comcast, Gtd. Notes	4.70	10/15/2048	405,000		441,272
Comcast, Gtd. Notes	6.45	3/15/2037	300,000		382,213
Comcast Cable Communications Holdings, Gtd. Notes	9.46	11/15/2022	304,000		372,487
Discovery Communications, Gtd. Notes	3.95	3/20/2028	350,000		344,910
Discovery Communications, Gtd. Notes	5.20	9/20/2047	300,000		299,374
Fox Corp, Gtd. Notes	5.48	1/25/2039	65,000	[b]	72,604
Fox Corp, Gtd. Notes	5.58	1/25/2049	85,000	[b]	96,686
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/2045	400,000	[a]	395,406
Time Warner, Gtd. Notes	4.85	7/15/2045	300,000		307,323
Time Warner Cable, Gtd. Debs.	4.50	9/15/2042	250,000		221,993
Time Warner Cable, Gtd. Debs.	6.55	5/1/2037	350,000		389,767
Viacom, Sr. Unscd. Notes	4.38	3/15/2043	400,000		363,692
Walt Disney, Gtd. Notes	3.70	9/15/2024	400,000	[b]	417,256

38

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Media - 1.0% (continued)
Walt Disney, Gtd. Notes	4.75	11/15/2046	110,000	[b]	127,491
Walt Disney, Gtd. Notes	6.20	12/15/2034	250,000	[b]	324,633
Walt Disney, Gtd. Notes	6.90	8/15/2039	230,000	[b]	325,754
Walt Disney, Gtd. Notes	7.75	12/1/2045	100,000	[b]	159,579
Walt Disney, Sr. Unscd. Notes	2.30	2/12/2021	500,000		498,997
Walt Disney, Sr. Unscd. Notes	3.00	2/13/2026	500,000		501,265
Walt Disney, Sr. Unscd. Notes, Ser. B	7.00	3/1/2032	150,000		206,362
				11,081,182
Metals & Mining - .3%
Barrick PD Australia Finance, Gtd. Notes	5.95	10/15/2039	400,000		463,630
BHP Billiton Finance USA, Gtd. Notes	4.13	2/24/2042	200,000		209,941
Newmont Goldcorp, Gtd. Notes	3.63	6/9/2021	500,000	[b]	504,315
Newmont Mining, Gtd. Notes	6.25	10/1/2039	126,000		152,603
Nucor, Sr. Unscd. Notes	6.40	12/1/2037	200,000		254,659
Rio Tinto Alcan, Sr. Unscd. Debs.	7.25	3/15/2031	350,000		464,859
Southern Copper, Sr. Unscd. Notes	5.25	11/8/2042	500,000		521,436
Vale Canada, Sr. Unscd. Bonds	7.20	9/15/2032	100,000		110,511
Vale Overseas, Gtd. Notes	6.88	11/21/2036	550,000		640,238
				3,322,192
Municipal Bonds - .6%
American Municipal Power, Combined Hydroelectic Projects Revenue (Build America Bonds)	8.08	2/15/2050	100,000		164,496
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue (Build America Bonds)	6.26	4/1/2049	300,000		429,729
California, GO	3.50	4/1/2028	100,000		104,327
California, GO (Various Purpose)	7.50	4/1/2034	500,000		719,360

39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Municipal Bonds - .6% (continued)
California, GO (Various Purpose)	7.55	4/1/2039	300,000	459,018
Illinois, GO (Pension Funding Series)	5.10	6/1/2033	730,000	718,108
Los Angeles Unified School District, GO (Build America Bonds)	5.75	7/1/2034	350,000	434,066
Metropolitan Transportation Authority, Dedicated Tax Funds Bonds	7.34	11/15/2039	300,000	442,659
Municipal Electric Authority of Georgia, GO (Plant Vogtle Units 3 and 4 Project J Bonds) (Build America Bonds)	6.64	4/1/2057	348,000	384,373
New Jersey Economic Development Authority, State Pension Funding Bonds (Insured; National Public Finance Guarantee Corp.)	7.43	2/15/2029	250,000	309,177
New Jersey Turnpike Authority, Turnpike Revenue (Build America Bonds)	7.41	1/1/2040	400,000	600,904
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Build America Bonds)	5.95	6/15/2042	345,000	461,548
Ohio State University, General Receipts Bonds (Multiyear Debt Issuance Program)	3.80	12/1/2046	250,000	253,902
Port Authority of New York and New Jersey, (Consolidated Bonds, 192nd Series)	4.81	10/15/2065	300,000	353,649
San Diego County Water Authority Financing Agency, Water Revenue (Build America Bonds)	6.14	5/1/2049	300,000	410,514
State of Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	239,378
				6,485,208
Real Estate - .9%
AvalonBay Communities, Sr. Unscd. Notes	4.20	12/15/2023	400,000	421,590
Boston Properties, Sr. Unscd. Bonds	5.63	11/15/2020	700,000	726,158
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	100,000	107,134
Brixmor Operating Partnership, Sr. Unscd. Notes	3.90	3/15/2027	300,000	295,752
Crown Castle International, Sr. Unscd. Notes	3.20	9/1/2024	270,000	269,079

40

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Real Estate - .9% (continued)
Crown Castle International, Sr. Unscd. Notes	3.70	6/15/2026	430,000	431,991
Duke Realty, Sr. Unscd. Notes	3.75	12/1/2024	400,000	410,630
Essex Portfolio, Gtd. Notes	4.00	3/1/2029	200,000	205,860
Federal Realty Investment, Sr. Unscd. Notes	4.50	12/1/2044	200,000	209,811
HCP, Sr. Unscd. Notes	4.25	11/15/2023	400,000	417,637
HCP, Sr. Unscd. Notes	6.75	2/1/2041	300,000	382,514
Host Hotels & Resorts, Sr. Unscd. Notes	6.00	10/1/2021	500,000	529,153
Kimco Realty, Sr. Unscd. Notes	3.13	6/1/2023	250,000	249,328
Kimco Realty, Sr. Unscd. Notes	3.20	5/1/2021	250,000	251,426
Mid-America Apartments, Sr. Unscd. Notes	4.30	10/15/2023	400,000	416,562
National Retail Properties, Sr. Unscd. Notes	3.90	6/15/2024	500,000	513,005
Realtyome, Sr. Unscd. Notes	3.88	7/15/2024	500,000	521,163
Simon Property Group, Sr. Unscd. Notes	2.50	7/15/2021	750,000	747,962
Simon Property Group, Sr. Unscd. Notes	6.75	2/1/2040	150,000	202,197
Ventas Realty, Gtd. Notes	4.00	3/1/2028	300,000	304,234
Ventas Realty, Gtd. Notes	4.88	4/15/2049	200,000	209,175
Vereit Operating Partner, Gtd. Notes	3.95	8/15/2027	500,000	495,341
Weingarten Realty Investors, Sr. Unscd. Notes	3.38	10/15/2022	250,000	251,161
Welltower, Sr. Unscd. Notes	4.13	3/15/2029	200,000	205,442
Welltower, Sr. Unscd. Notes	4.95	1/15/2021	600,000	617,869
Weyerhaeuser, Sr. Unscd. Debs.	7.38	3/15/2032	500,000	671,060
				10,063,234
Retailing - .8%
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	500,000	486,971

41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Retailing - .8% (continued)
Costco Wholesale, Sr. Unscd. Notes	2.25	2/15/2022	500,000	496,198
Costco Wholesale, Sr. Unscd. Notes	3.00	5/18/2027	100,000	100,585
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	95,000	95,681
Home Depot, Sr. Unscd. Notes	2.00	4/1/2021	300,000	297,386
Home Depot, Sr. Unscd. Notes	4.88	2/15/2044	500,000	570,120
Home Depot, Sr. Unscd. Notes	5.88	12/16/2036	300,000	380,914
Loew's, Sr. Unscd. Notes	4.05	5/3/2047	120,000	112,960
Lowe's, Sr. Unscd. Notes	3.13	9/15/2024	500,000	503,132
Lowe's, Sr. Unscd. Notes	3.65	4/5/2029	80,000	79,972
Lowe's, Sr. Unscd. Notes	4.38	9/15/2045	250,000	247,059
Lowe's, Sr. Unscd. Notes	4.55	4/5/2049	80,000	81,301
McDonald's, Sr. Unscd. Notes	2.75	12/9/2020	300,000	300,341
McDonald's, Sr. Unscd. Notes	4.88	12/9/2045	465,000	503,923
Nordstrom, Sr. Unscd. Bonds	4.75	5/1/2020	500,000	509,099
QVC, Sr. Scd. Notes	5.45	8/15/2034	250,000	240,330
Starbucks, Sr. Unscd. Notes	4.30	6/15/2045	250,000	244,032
Starbucks, Sr. Unscd. Notes	4.50	11/15/2048	60,000	61,126
Target, Sr. Unscd. Notes	2.50	4/15/2026	400,000	389,332
Target, Sr. Unscd. Notes	3.90	11/15/2047	50,000	49,828
Walgreens Boots Alliance, Gtd. Notes	3.30	11/18/2021	400,000	403,600
Walgreens Boots Alliance, Gtd. Notes	4.50	11/18/2034	400,000	391,565
Walmart, Sr. Unscd. Notes	2.85	7/8/2024	135,000	135,683
Walmart, Sr. Unscd. Notes	3.25	7/8/2029	90,000	91,015

42

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Retailing - .8% (continued)
Walmart, Sr. Unscd. Notes	3.40	6/26/2023	265,000		272,640
Walmart, Sr. Unscd. Notes	3.95	6/28/2038	90,000		93,689
Walmart, Sr. Unscd. Notes	4.05	6/29/2048	180,000		189,513
Walmart Stores, Sr. Unscd. Notes	2.35	12/15/2022	300,000		297,899
Walmart Stores, Sr. Unscd. Notes	3.63	12/15/2047	800,000		786,183
Wal-Mart Stores, Sr. Unscd. Notes	3.63	7/8/2020	500,000		506,990
				8,919,067
Semiconductors & Semiconductor Equipment - .5%
Analog Devices, Sr. Unscd. Notes	2.95	1/12/2021	300,000		300,836
Applied Materials, Sr. Unscd. Notes	3.90	10/1/2025	500,000		526,701
Broadcom, Gtd. Notes	3.00	1/15/2022	760,000		755,937
Broadcom, Gtd. Notes	3.50	1/15/2028	110,000		101,490
Broadcom, Gtd. Notes	3.63	10/15/2024	245,000	[b]	241,780
Broadcom, Gtd. Notes	3.88	1/15/2027	300,000		287,137
Broadcom, Gtd. Notes	4.75	4/15/2029	210,000	[b]	209,066
Intel, Sr. Unscd. Notes	3.15	5/11/2027	110,000		110,973
Intel, Sr. Unscd. Notes	3.30	10/1/2021	850,000		865,529
Intel, Sr. Unscd. Notes	3.73	12/8/2047	120,000		117,746
Intel, Sr. Unscd. Notes	4.10	5/11/2047	80,000		82,151
Nvidia, Sr. Unscd. Notes	2.20	9/16/2021	250,000		247,209
NXP BV / NXP Funding, Gtd. Notes	4.88	3/1/2024	200,000	[b]	211,864
NXP BV / NXP Funding, Gtd. Notes	5.35	3/1/2026	100,000	[b]	108,959
NXP BV / NXP Funding, Gtd. Notes	5.55	12/1/2028	100,000	[b]	109,777
Qualcomm, Sr. Unscd. Notes	2.25	5/20/2020	500,000		498,058

43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Semiconductors & Semiconductor Equipment - .5% (continued)
Qualcomm, Sr. Unscd. Notes	4.30	5/20/2047	120,000		121,672
Qualcomm, Sr. Unscd. Notes	4.65	5/20/2035	140,000		151,850
Qualcomm, Sr. Unscd. Notes	4.80	5/20/2045	210,000		225,545
Texas Instruments, Sr. Unscd. Notes	4.15	5/15/2048	80,000		84,744
Xilinx, Sr. Unscd. Notes	3.00	3/15/2021	500,000		502,044
				5,861,068
Technology Hardware & Equipment - .5%
Apple, Sr. Unscd. Notes	2.00	11/13/2020	500,000		496,506
Apple, Sr. Unscd. Notes	2.00	5/6/2020	510,000		507,371
Apple, Sr. Unscd. Notes	2.30	5/11/2022	210,000		208,483
Apple, Sr. Unscd. Notes	2.40	1/13/2023	160,000		158,718
Apple, Sr. Unscd. Notes	2.50	2/9/2022	300,000		299,623
Apple, Sr. Unscd. Notes	3.20	5/11/2027	200,000		201,566
Apple, Sr. Unscd. Notes	3.35	2/9/2027	500,000		508,700
Apple, Sr. Unscd. Notes	3.45	5/6/2024	500,000		515,827
Apple, Sr. Unscd. Notes	3.75	11/13/2047	90,000		88,087
Apple, Sr. Unscd. Notes	4.25	2/9/2047	300,000		316,335
Apple, Sr. Unscd. Notes	4.45	5/6/2044	500,000		541,157
Dell International, Sr. Scd. Notes	6.02	6/15/2026	200,000	[b]	216,809
Dell International, Sr. Scd. Notes	8.35	7/15/2046	260,000	[b]	320,359
Hewlett Packard, Sr. Unscd. Notes	6.00	9/15/2041	200,000		212,767
Hewlett Packard Enterprise, Notes	4.90	10/15/2025	500,000		533,947
International Business Machines, Sr. Unscd. Notes	3.45	2/19/2026	230,000		234,284
International Business Machines, Sr. Unscd. Notes	5.60	11/30/2039	300,000		359,927

44

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Technology Hardware & Equipment - .5% (continued)
Seagate HDD, Gtd. Bonds	4.75	6/1/2023	400,000	404,321
				6,124,787
Telecommunication Services - 1.3%
America Movil, Gtd. Notes	6.13	3/30/2040	350,000	437,171
America Movil, Gtd. Notes	6.38	3/1/2035	100,000	123,974
America Movil, Sr. Unscd. Notes	4.38	4/22/2049	200,000	202,858
AT&T, Gtd. Notes	6.00	8/15/2040	400,000	460,628
AT&T, Sr. Unscd. Bonds	2.80	2/17/2021	490,000	490,478
AT&T, Sr. Unscd. Notes	4.30	2/15/2030	907,000	932,666
AT&T, Sr. Unscd. Notes	4.35	3/1/2029	160,000	165,566
AT&T, Sr. Unscd. Notes	4.50	5/15/2035	500,000	503,399
AT&T, Sr. Unscd. Notes	4.50	3/9/2048	341,000	327,432
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	400,000	386,875
AT&T, Sr. Unscd. Notes	4.85	3/1/2039	110,000	112,711
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	75,000	80,346
AT&T, Sr. Unscd. Notes	5.70	3/1/2057	360,000	406,415
British Telecommunications, Sr. Unscd. Notes	9.63	12/15/2030	175,000	253,393
Cisco Systems, Sr. Unscd. Notes	2.95	2/28/2026	500,000	498,934
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	250,000	313,529
Corning, Sr. Unscd. Notes	4.38	11/15/2057	50,000	46,163
Deutsche Telekom International Finance, Gtd. Bonds	8.75	6/15/2030	300,000	419,216
Juniper Networks, Sr. Unscd. Notes	4.35	6/15/2025	200,000	207,721
Koninklijke KPN, Sr. Unscd. Bonds	8.38	10/1/2030	250,000	320,070
Motorola Solutions, Sr. Unscd. Notes	3.50	9/1/2021	500,000	506,381

45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Telecommunication Services - 1.3% (continued)
Orange, Sr. Unscd. Notes	9.00	3/1/2031	300,000		441,358
Rogers Communications, Gtd. Notes	7.50	8/15/2038	125,000		170,353
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	300,000		310,338
Telefonica Emisiones, Gtd. Notes	7.05	6/20/2036	250,000		310,584
Verizon Communications, Notes	3.38	2/15/2025	787,000		799,275
Verizon Communications, Sr. Unscd. Bonds	5.25	3/16/2037	365,000		415,512
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	977,000	[b]	1,020,948
Verizon Communications, Sr. Unscd. Notes	4.33	9/21/2028	250,000		267,587
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	220,000		236,316
Verizon Communications, Sr. Unscd. Notes	4.86	8/21/2046	750,000		817,828
Verizon Communications, Sr. Unscd. Notes	5.01	8/21/2054	90,000		100,834
Verizon Communications, Sr. Unscd. Notes	5.01	4/15/2049	330,000		372,584
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/2023	1,000,000		1,095,351
Vodafone Group, Sr. Unscd. Bonds	6.15	2/27/2037	250,000		284,643
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	225,000		231,761
Vodafone Group, Sr. Unscd. Notes	5.00	5/30/2038	60,000		61,080
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	180,000		184,986
Vodafone Group, Sr. Unscd. Notes	7.88	2/15/2030	125,000		160,896
				14,478,160
Transportation - .5%
Burlington Northern Santa Fe, Sr. Unscd. Debs.	4.55	9/1/2044	300,000		328,104
Burlington Northern Santa Fe, Sr. Unscd. Debs.	6.15	5/1/2037	300,000		384,960
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.00	12/15/2025	100,000		123,401
Burlington Northern Santa Fe, Sr. Unscd. Notes	3.05	3/15/2022	200,000		202,215

46

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Transportation - .5% (continued)
Canadian Pacific Railway, Sr. Unscd. Notes	6.13	9/15/2115	220,000		276,255
CSX, Sr. Unscd. Notes	3.70	11/1/2023	500,000		516,923
CSX, Sr. Unscd. Notes	3.80	3/1/2028	200,000		205,986
CSX, Sr. Unscd. Notes	4.30	3/1/2048	50,000		51,372
CSX, Sr. Unscd. Notes	4.50	8/1/2054	250,000		258,736
CSX, Sr. Unscd. Notes	4.75	11/15/2048	100,000		108,847
FedEx, Gtd. Notes	4.00	1/15/2024	250,000		262,401
FedEx, Gtd. Notes	4.75	11/15/2045	400,000		395,942
Kansas City Southern, Gtd. Notes	4.95	8/15/2045	300,000		323,519
Norfolk Southern, Sr. Unscd. Bonds, Ser. WI	4.84	10/1/2041	350,000		383,995
Norfolk Southern, Sr. Unscd. Notes	3.85	1/15/2024	300,000		311,850
Union Pacific, Sr. Unscd. Notes	2.75	4/15/2023	400,000		398,242
Union Pacific, Sr. Unscd. Notes	3.95	9/10/2028	105,000		110,390
Union Pacific, Sr. Unscd. Notes	4.30	3/1/2049	55,000		56,690
Union Pacific, Sr. Unscd. Notes	4.80	9/10/2058	110,000		118,340
Union Pacific, Sr. Unscd. Notes	4.82	2/1/2044	325,000		351,450
United Parcel Service, Sr. Unscd. Notes	3.13	1/15/2021	500,000		504,850
United Parcel Service, Sr. Unscd. Notes	3.75	11/15/2047	80,000		76,310
				5,750,778
U.S. Government Agencies - .7%
Federal Home Loan Bank, Bonds	5.50	7/15/2036	480,000		636,986
Federal Home Loan Bank, Bonds	5.63	6/11/2021	1,200,000		1,280,203
Federal Home Loan Mortgage, Notes	2.38	1/13/2022	1,000,000	[c]	1,002,583
Federal Home Loan Mortgage Corp., Notes	6.25	7/15/2032	1,000,000	[c]	1,381,429

47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Agencies - .7% (continued)
Federal National Mortgage Association, Notes	6.25	5/15/2029	540,000	[c]	704,787
Federal National Mortgage Association, Notes	6.63	11/15/2030	1,000,000	[c]	1,379,593
Financing, Scd. Bonds	8.60	9/26/2019	40,000		40,981
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	700,000		886,491
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		226,800
Federal National Mortgage Association:
5.50%, 4/1/34			29,005	[c]	31,257
				7,571,110
U.S. Government Agencies Mortgage-Backed - 28.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K017, Cl. A2	2.87	12/1/2021	826,200	[c]	831,909
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K032, Cl. A1	3.02	2/1/2023	300,176	[c]	303,467
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K043, Cl. A2	3.06	12/1/2024	648,000	[c]	659,942
Federal National Mortgage Association, Ser. 2010-M7, Cl. A2	3.66	11/1/2020	236,443	[c]	238,644
Federal National Mortgage Association, Ser. 2013-M14, Cl. APT	2.72	4/1/2023	546,389	[c]	550,514
Federal Home Loan Mortgage Corp.:
3.00%			100,000	[c,d]	98,841
3.50%			6,625,000	[c,d]	6,694,483
4.00%			3,550,000	[c,d]	3,646,965
4.50%			1,000,000	[c,d]	1,042,344
2.00%, 8/1/28-3/1/32			474,414	[c]	464,797
2.50%, 3/1/28-2/1/47			5,636,147	[c]	5,583,652
3.00%, 9/1/21-10/1/48			22,606,474	[c]	22,509,668
3.50%, 1/1/21-11/1/48			19,068,862	[c]	19,362,656
4.00%, 4/1/24-11/1/48			15,424,053	[c]	15,933,863
4.50%, 5/1/19-12/1/48			6,217,255	[c]	6,563,084
5.00%, 5/1/23-9/1/48			2,054,676	[c]	2,204,097
5.50%, 10/1/20-9/1/39			1,135,792	[c]	1,238,621
6.00%, 6/1/22-7/1/39			611,647	[c]	677,065
6.50%, 4/1/26-9/1/37			143,747	[c]	160,665

48

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Agencies Mortgage-Backed - 28.4% (continued)
7.00%, 12/1/24-9/1/31			23,342	[c]	25,708
7.50%, 2/1/23-11/1/33			16,745	[c]	18,318
8.00%, 7/1/20-10/1/31			7,943	[c]	8,941
8.50%, 6/1/30			352	[c]	408
Federal National Mortgage Association:
2.50%			200,000	[c,d]	197,694
3.00%			200,000	[c,d]	197,504
3.50%			10,300,000	[c,d]	10,398,036
4.00%			11,150,000	[c,d]	11,442,057
4.50%			2,575,000	[c,d]	2,679,581
5.00%			50,000	[c,d]	52,700
2.00%, 7/1/28-3/1/32			928,048	[c]	907,831
2.50%, 7/1/27-2/1/47			7,969,673	[c]	7,886,880
3.00%, 10/1/26-7/1/48			34,622,385	[c]	34,484,315
3.50%, 8/1/25-3/1/49			29,039,736	[c]	29,495,461
4.00%, 7/1/24-3/1/49			22,916,729	[c]	23,672,170
4.50%, 5/1/19-12/1/48			10,664,511	[c]	11,226,541
4.71%, 11/1/35			83	[c]	86
5.00%, 4/1/20-1/1/44			3,427,927	[c]	3,675,839
5.50%, 1/1/32-12/1/38			1,861,477	[c]	2,033,004
6.00%, 1/1/23-11/1/38			1,188,398	[c]	1,319,246
6.50%, 10/1/21-12/1/37			371,725	[c]	415,280
7.00%, 8/1/23-7/1/32			30,248	[c]	33,548
7.50%, 4/1/26-6/1/31			21,279	[c]	23,169
8.00%, 3/1/22-8/1/30			5,765	[c]	6,276
8.50%, 7/1/30			183	[c]	211
Government National Mortgage Association I:
4.50%			450,000	[d]	466,308
2.50%, 2/1/28-9/1/46			216,139		211,765
3.00%, 9/1/42-8/1/45			1,313,252		1,313,118
3.50%, 2/1/26-8/1/45			1,351,786		1,381,953
4.00%, 2/1/41-9/1/45			1,576,163		1,636,014
4.50%, 6/1/19-2/1/41			1,590,778		1,676,939
5.00%, 7/1/33-4/1/40			2,335,830		2,499,165
5.50%, 9/1/20-11/1/38			775,952		848,453
6.00%, 1/1/29-12/1/37			146,921		163,006
6.50%, 2/1/24-11/1/33			71,185		78,251
7.00%, 10/1/27-8/1/32			42,163		46,723
7.50%, 12/1/23-11/1/30			19,282		19,476
8.00%, 8/1/24-3/1/32			9,559		11,103
8.25%, 6/1/27			925		977
8.50%, 10/1/26			3,940		3,988

49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Agencies Mortgage-Backed - 28.4% (continued)
9.00%, 2/1/22-2/1/23			3,887		3,905
Government National Mortgage Association II:
3.00%			10,700,000	[d]	10,676,176
3.50%			16,550,000	[d]	16,826,695
4.00%			7,150,0000	[d]	7,363,950
4.50%			3,700,000	[d]	3,836,975
5.00%			1,275,000	[d]	1,330,109
2.50%, 3/1/27-4/1/47			896,804		883,063
3.00%, 11/1/27-4/1/48			10,145,334		10,153,863
3.50%, 9/1/28-6/1/48			15,392,925		15,692,407
4.00%, 9/1/43-11/1/48			11,993,490		12,391,526
4.50%, 7/1/41-10/1/48			5,482,453		5,744,503
5.00%, 1/1/39-8/1/48			1,757,254		1,866,819
5.50%, 10/1/31-6/1/41			472,608		517,626
6.50%, 2/1/28			387		433
8.50%, 7/1/25			155		165
				326,611,535
U.S. Government Securities - 39.9%
Federal Home Loan Bank, Bonds	2.63	12/10/2021	1,500,000		1,513,419
Federal Home Loan Banks, Bonds	2.63	10/1/2020	1,000,000	[a]	1,004,321
Federal Home Loan Banks, Bonds	3.38	12/8/2023	500,000		522,406
Federal Home Loan Mortgage, Notes	1.88	11/17/2020	1,000,000	[c]	993,071
Federal National Mortgage Association, Notes	1.13	7/26/2019	900,000	[c]	897,213
Federal National Mortgage Association, Notes	1.25	8/17/2021	500,000	[c]	488,653
Federal National Mortgage Association, Notes	1.38	10/7/2021	700,000	[c]	684,504
Federal National Mortgage Association, Notes	1.88	12/28/2020	1,400,000	[c]	1,390,297
U.S. Treasury Bonds	2.25	8/15/2046	3,770,000		3,287,116
U.S. Treasury Bonds	2.50	2/15/2046	2,400,000		2,208,937
U.S. Treasury Bonds	2.50	5/15/2046	3,040,000		2,796,325
U.S. Treasury Bonds	2.50	2/15/2045	3,605,000		3,330,964
U.S. Treasury Bonds	2.75	8/15/2047	540,000		520,699
U.S. Treasury Bonds	2.75	11/15/2047	2,280,000	[a]	2,197,795
U.S. Treasury Bonds	2.75	11/15/2042	1,892,000		1,845,698
U.S. Treasury Bonds	2.75	8/15/2042	1,150,000		1,123,743
U.S. Treasury Bonds	2.88	11/15/2046	3,000,000		2,972,227

50

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Securities - 39.9% (continued)
U.S. Treasury Bonds	2.88	5/15/2043	3,057,000		3,043,924
U.S. Treasury Bonds	2.88	8/15/2045	3,720,000		3,690,211
U.S. Treasury Bonds	3.00	5/15/2045	3,640,000		3,698,439
U.S. Treasury Bonds	3.00	11/15/2044	1,970,000		2,001,012
U.S. Treasury Bonds	3.00	2/15/2049	2,415,000	[a]	2,446,980
U.S. Treasury Bonds	3.00	8/15/2048	2,375,000	[a]	2,404,456
U.S. Treasury Bonds	3.00	5/15/2047	2,685,000		2,723,072
U.S. Treasury Bonds	3.00	2/15/2048	2,450,000		2,480,434
U.S. Treasury Bonds	3.00	2/15/2047	1,950,000		1,980,088
U.S. Treasury Bonds	3.13	5/15/2048	1,475,000		1,529,996
U.S. Treasury Bonds	3.13	2/15/2043	390,000		405,592
U.S. Treasury Bonds	3.13	2/15/2042	2,030,000		2,117,306
U.S. Treasury Bonds	3.13	8/15/2044	2,475,000		2,569,069
U.S. Treasury Bonds	3.38	5/15/2044	490,000		530,770
U.S. Treasury Bonds	3.38	11/15/2048	1,800,000		1,959,328
U.S. Treasury Bonds	3.50	2/15/2039	2,545,000		2,837,675
U.S. Treasury Bonds	3.63	8/15/2043	3,245,000		3,656,709
U.S. Treasury Bonds	3.63	2/15/2044	3,070,000		3,461,185
U.S. Treasury Bonds	3.75	8/15/2041	390,000		448,157
U.S. Treasury Bonds	3.75	11/15/2043	1,635,000		1,879,611
U.S. Treasury Bonds	4.25	5/15/2039	850,000		1,045,732
U.S. Treasury Bonds	4.38	2/15/2038	840,000		1,046,522
U.S. Treasury Bonds	4.63	2/15/2040	740,000		955,626
U.S. Treasury Bonds	4.75	2/15/2037	1,065,000		1,376,741
U.S. Treasury Bonds	4.75	2/15/2041	2,650,000		3,484,181
U.S. Treasury Bonds	5.25	11/15/2028	398,500		491,128
U.S. Treasury Bonds	5.25	2/15/2029	345,000		426,877
U.S. Treasury Bonds	5.50	8/15/2028	810,000		1,011,266
U.S. Treasury Bonds	6.13	11/15/2027	1,470,000		1,881,600
U.S. Treasury Bonds	6.25	8/15/2023	1,110,000		1,289,334
U.S. Treasury Bonds	7.13	2/15/2023	1,490,000		1,751,681
U.S. Treasury Bonds	7.25	8/15/2022	275,000		318,248
U.S. Treasury Bonds	8.13	5/15/2021	190,000		211,972
U.S. Treasury Bonds	8.75	8/15/2020	470,000		507,976
U.S. Treasury Notes	1.13	2/28/2021	2,000,000	[a]	1,958,750
U.S. Treasury Notes	1.13	9/30/2021	2,885,000		2,810,622
U.S. Treasury Notes	1.13	8/31/2021	2,000,000		1,949,219
U.S. Treasury Notes	1.25	10/31/2021	2,370,000		2,312,972
U.S. Treasury Notes	1.25	3/31/2021	3,515,000	[a]	3,448,407
U.S. Treasury Notes	1.25	7/31/2023	1,520,000		1,457,894
U.S. Treasury Notes	1.38	8/31/2020	1,300,000		1,283,598
U.S. Treasury Notes	1.38	6/30/2023	2,035,000		1,963,537
U.S. Treasury Notes	1.38	9/30/2020	3,095,000		3,054,439

51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Securities - 39.9% (continued)
U.S. Treasury Notes	1.38	9/30/2023	395,000		380,126
U.S. Treasury Notes	1.38	1/31/2021	700,000		688,980
U.S. Treasury Notes	1.38	10/31/2020	3,325,000		3,279,541
U.S. Treasury Notes	1.38	8/31/2023	2,180,000		2,099,869
U.S. Treasury Notes	1.38	9/15/2020	1,715,000		1,693,295
U.S. Treasury Notes	1.50	5/31/2020	2,610,000		2,585,786
U.S. Treasury Notes	1.50	2/28/2023	895,000		870,318
U.S. Treasury Notes	1.50	7/15/2020	3,745,000		3,707,769
U.S. Treasury Notes	1.50	8/15/2026	3,380,000		3,173,901
U.S. Treasury Notes	1.50	1/31/2022	2,600,000		2,549,117
U.S. Treasury Notes	1.50	8/15/2020	1,745,000		1,726,800
U.S. Treasury Notes	1.63	2/15/2026	3,260,000		3,103,940
U.S. Treasury Notes	1.63	11/15/2022	2,335,000		2,285,837
U.S. Treasury Notes	1.63	7/31/2020	3,410,000		3,380,047
U.S. Treasury Notes	1.63	11/30/2020	2,525,000		2,498,172
U.S. Treasury Notes	1.63	8/31/2022	2,355,000		2,308,452
U.S. Treasury Notes	1.63	8/15/2022	55,000		53,934
U.S. Treasury Notes	1.63	5/31/2023	1,610,000		1,570,127
U.S. Treasury Notes	1.63	4/30/2023	1,460,000		1,424,698
U.S. Treasury Notes	1.63	5/15/2026	3,880,000		3,686,152
U.S. Treasury Notes	1.63	10/15/2020	1,365,000		1,351,617
U.S. Treasury Notes	1.63	6/30/2020	2,700,000		2,677,166
U.S. Treasury Notes	1.75	3/31/2022	2,520,000		2,485,842
U.S. Treasury Notes	1.75	11/15/2020	1,525,000		1,512,282
U.S. Treasury Notes	1.75	9/30/2022	2,550,000		2,508,861
U.S. Treasury Notes	1.75	10/31/2020	3,000,000		2,975,625
U.S. Treasury Notes	1.75	5/15/2023	3,920,000		3,842,825
U.S. Treasury Notes	1.75	11/30/2021	1,360,000		1,343,319
U.S. Treasury Notes	1.75	2/28/2022	1,500,000		1,480,078
U.S. Treasury Notes	1.75	6/30/2022	990,000		975,691
U.S. Treasury Notes	1.75	5/15/2022	1,500,000		1,478,408
U.S. Treasury Notes	1.75	12/31/2020	1,620,000		1,605,445
U.S. Treasury Notes	1.75	4/30/2022	1,500,000		1,478,789
U.S. Treasury Notes	1.75	5/31/2022	3,035,000	[a]	2,990,779
U.S. Treasury Notes	1.75	1/31/2023	2,970,000		2,916,865
U.S. Treasury Notes	1.88	5/31/2022	1,000,000		989,297
U.S. Treasury Notes	1.88	1/31/2022	1,560,000		1,544,644
U.S. Treasury Notes	1.88	7/31/2022	2,800,000		2,768,062
U.S. Treasury Notes	1.88	11/30/2021	2,800,000		2,774,625
U.S. Treasury Notes	1.88	9/30/2022	2,490,000		2,460,723
U.S. Treasury Notes	1.88	3/31/2022	1,980,000		1,960,819
U.S. Treasury Notes	1.88	8/31/2024	3,605,000		3,528,957
U.S. Treasury Notes	1.88	4/30/2022	305,000		301,759

52

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Securities - 39.9% (continued)
U.S. Treasury Notes	1.88	10/31/2022	2,910,000		2,873,852
U.S. Treasury Notes	1.88	8/31/2022	1,000,000		988,320
U.S. Treasury Notes	1.88	12/15/2020	1,000,000		993,320
U.S. Treasury Notes	1.88	2/28/2022	2,100,000		2,078,918
U.S. Treasury Notes	2.00	11/30/2020	398,000		396,072
U.S. Treasury Notes	2.00	11/30/2022	2,030,000		2,012,713
U.S. Treasury Notes	2.00	8/15/2025	4,900,000		4,795,109
U.S. Treasury Notes	2.00	2/15/2025	2,660,000	[a]	2,611,995
U.S. Treasury Notes	2.00	11/15/2021	3,180,000		3,161,926
U.S. Treasury Notes	2.00	10/31/2021	2,645,000		2,629,709
U.S. Treasury Notes	2.00	7/31/2022	1,840,000		1,826,128
U.S. Treasury Notes	2.00	12/31/2021	1,875,000		1,864,233
U.S. Treasury Notes	2.00	5/31/2024	135,000		133,131
U.S. Treasury Notes	2.00	2/15/2023	3,745,000	[a]	3,710,915
U.S. Treasury Notes	2.00	7/31/2020	1,455,000		1,449,032
U.S. Treasury Notes	2.00	9/30/2020	745,000		741,668
U.S. Treasury Notes	2.00	4/30/2024	1,185,000		1,168,891
U.S. Treasury Notes	2.00	1/15/2021	1,950,000		1,940,288
U.S. Treasury Notes	2.00	10/31/2022	3,340,000		3,312,471
U.S. Treasury Notes	2.00	11/15/2026	4,940,000		4,796,914
U.S. Treasury Notes	2.00	6/30/2024	1,155,000		1,138,487
U.S. Treasury Notes	2.13	3/31/2024	1,910,000		1,896,085
U.S. Treasury Notes	2.13	8/31/2020	1,710,000		1,705,224
U.S. Treasury Notes	2.13	9/30/2024	1,590,000		1,575,063
U.S. Treasury Notes	2.13	2/29/2024	2,050,000		2,035,346
U.S. Treasury Notes	2.13	6/30/2021	2,470,000		2,463,198
U.S. Treasury Notes	2.13	8/15/2021	1,825,000		1,819,689
U.S. Treasury Notes	2.13	7/31/2024	3,000,000		2,974,629
U.S. Treasury Notes	2.13	6/30/2022	2,500,000		2,491,699
U.S. Treasury Notes	2.13	12/31/2022	4,480,000		4,461,100
U.S. Treasury Notes	2.13	5/15/2025	3,530,000		3,484,220
U.S. Treasury Notes	2.13	12/31/2021	1,265,000		1,261,393
U.S. Treasury Notes	2.13	9/30/2021	2,100,000		2,094,258
U.S. Treasury Notes	2.13	11/30/2023	2,350,000		2,334,991
U.S. Treasury Notes	2.25	4/15/2022	2,035,000		2,035,715
U.S. Treasury Notes	2.25	4/30/2024	2,695,000		2,691,421
U.S. Treasury Notes	2.25	12/31/2023	1,430,000		1,428,212
U.S. Treasury Notes	2.25	3/31/2021	640,000	[a]	639,700
U.S. Treasury Notes	2.25	11/15/2027	2,780,000		2,733,630
U.S. Treasury Notes	2.25	12/31/2024	2,000,000		1,992,422
U.S. Treasury Notes	2.25	3/31/2026	3,830,000		3,796,113
U.S. Treasury Notes	2.25	1/31/2024	2,845,000	[a]	2,841,277
U.S. Treasury Notes	2.25	2/15/2027	4,700,000		4,638,955

53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Securities - 39.9% (continued)
U.S. Treasury Notes	2.25	4/30/2021	1,790,000	1,789,476
U.S. Treasury Notes	2.25	8/15/2027	3,155,000	3,106,319
U.S. Treasury Notes	2.25	11/15/2024	3,580,000	3,566,855
U.S. Treasury Notes	2.25	7/31/2021	2,000,000	1,999,727
U.S. Treasury Notes	2.25	11/15/2025	930,000	922,716
U.S. Treasury Notes	2.38	4/30/2026	1,715,000	1,713,560
U.S. Treasury Notes	2.38	1/31/2023	2,055,000	2,063,910
U.S. Treasury Notes	2.38	2/29/2024	4,000,000	4,019,297
U.S. Treasury Notes	2.38	3/15/2022	2,035,000	2,043,625
U.S. Treasury Notes	2.38	5/15/2027	3,740,000	3,722,030
U.S. Treasury Notes	2.38	12/31/2020	1,970,000	1,972,347
U.S. Treasury Notes	2.38	8/15/2024	2,565,000	2,574,418
U.S. Treasury Notes	2.38	4/15/2021	1,805,000	1,808,490
U.S. Treasury Notes	2.38	3/15/2021	2,695,000	2,699,579
U.S. Treasury Notes	2.50	8/15/2023	1,640,000	1,655,855
U.S. Treasury Notes	2.50	5/15/2024	2,590,000	2,616,204
U.S. Treasury Notes	2.50	6/30/2020	1,820,000	1,822,986
U.S. Treasury Notes	2.50	1/31/2021	2,125,000	2,131,558
U.S. Treasury Notes	2.50	1/31/2024	2,175,000	2,195,900
U.S. Treasury Notes	2.50	2/15/2022	4,000,000	4,028,438
U.S. Treasury Notes	2.50	1/15/2022	2,015,000	2,028,341
U.S. Treasury Notes	2.50	3/31/2023	2,120,000	2,139,461
U.S. Treasury Notes	2.50	5/31/2020	1,990,000	1,992,721
U.S. Treasury Notes	2.50	12/31/2020	2,180,000	2,187,111
U.S. Treasury Notes	2.50	2/28/2026	1,715,000	1,727,193
U.S. Treasury Notes	2.50	1/31/2025	3,045,000	3,073,487
U.S. Treasury Notes	2.50	2/28/2021	2,140,000	2,148,359
U.S. Treasury Notes	2.63	2/28/2023	2,105,000	2,133,533
U.S. Treasury Notes	2.63	7/31/2020	2,120,000	2,127,453
U.S. Treasury Notes	2.63	6/15/2021	2,100,000	2,116,242
U.S. Treasury Notes	2.63	8/31/2020	2,175,000	2,183,156
U.S. Treasury Notes	2.63	6/30/2023	2,170,000	2,201,151
U.S. Treasury Notes	2.63	7/15/2021	2,670,000	2,690,755
U.S. Treasury Notes	2.63	5/15/2021	1,610,000	1,621,383
U.S. Treasury Notes	2.63	2/15/2029	4,845,000	4,895,626
U.S. Treasury Notes	2.63	8/15/2020	2,170,000	2,178,053
U.S. Treasury Notes	2.63	1/31/2026	2,800,000	2,840,031
U.S. Treasury Notes	2.63	12/31/2023	2,235,000	2,269,223
U.S. Treasury Notes	2.63	12/15/2021	2,070,000	2,090,579
U.S. Treasury Notes	2.63	11/15/2020	2,650,000	2,662,215
U.S. Treasury Notes	2.75	8/31/2023	2,235,000	2,279,263
U.S. Treasury Notes	2.75	8/31/2025	1,660,000	1,697,026
U.S. Treasury Notes	2.75	5/31/2023	1,500,000	1,528,389

54

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Securities - 39.9% (continued)
U.S. Treasury Notes	2.75	2/15/2028	5,510,000		5,629,132
U.S. Treasury Notes	2.75	8/15/2021	1,050,000		1,061,607
U.S. Treasury Notes	2.75	9/15/2021	2,090,000		2,114,533
U.S. Treasury Notes	2.75	4/30/2023	2,110,000		2,149,233
U.S. Treasury Notes	2.75	2/15/2024	2,980,000		3,043,500
U.S. Treasury Notes	2.75	11/30/2020	2,220,000		2,235,349
U.S. Treasury Notes	2.75	7/31/2023	2,180,000		2,222,450
U.S. Treasury Notes	2.75	9/30/2020	2,210,000		2,222,992
U.S. Treasury Notes	2.75	6/30/2025	1,605,000		1,641,081
U.S. Treasury Notes	2.75	11/15/2023	2,865,000		2,923,531
U.S. Treasury Notes	2.88	5/15/2028	4,925,000	[a]	5,080,157
U.S. Treasury Notes	2.88	4/30/2025	1,000,000		1,029,551
U.S. Treasury Notes	2.88	7/31/2025	1,605,000		1,652,617
U.S. Treasury Notes	2.88	10/31/2023	2,320,000		2,379,450
U.S. Treasury Notes	2.88	10/31/2020	2,260,000		2,278,539
U.S. Treasury Notes	2.88	11/30/2023	500,000		513,232
U.S. Treasury Notes	2.88	11/15/2021	2,105,000		2,137,438
U.S. Treasury Notes	2.88	8/15/2028	3,420,000		3,528,678
U.S. Treasury Notes	2.88	5/31/2025	810,000		833,825
U.S. Treasury Notes	2.88	10/15/2021	2,145,000		2,176,924
U.S. Treasury Notes	2.88	9/30/2023	2,270,000		2,327,238
U.S. Treasury Notes	3.00	10/31/2025	1,660,000		1,721,861
U.S. Treasury Notes	3.00	9/30/2025	1,660,000		1,721,796
U.S. Treasury Notes	3.13	5/15/2021	2,700,000		2,745,773
U.S. Treasury Notes	3.13	11/15/2028	2,330,000		2,453,235
U.S. Treasury Notes	3.63	2/15/2021	1,040,000	[a]	1,064,212
				458,869,470
Utilities - 1.9%
Alabama Power, Sr. Unscd. Notes	3.70	12/1/2047	200,000		191,433
Ameren Illinois, First Mortgage Bonds	4.50	3/15/2049	250,000		278,203
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2047	110,000		103,225
American Water Capital, Sr. Unscd. Notes	3.85	3/1/2024	250,000		259,069
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	250,000		259,255
Atmos Energy, Sr. Unscd. Notes	4.13	10/15/2044	350,000		361,397
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.80	7/15/2048	445,000		427,062
Berkshire Hathaway Energy, Sr. Unscd. Notes	5.15	11/15/2043	250,000		288,356

55

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Utilities - 1.9% (continued)
Commonwealth Edison, First Mortgage Bonds	4.00	3/1/2049	250,000		253,946
Commonwealth Edison, First Mortgage Bonds	5.90	3/15/2036	471,000		584,337
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000		251,525
Consolidated Edison of New York, Sr. Unscd. Notes	4.30	12/1/2056	450,000		453,783
Dominion Energy, Sr. Unscd. Notes	4.05	9/15/2042	200,000		191,524
Dominion Energy, Sr. Unscd. Notes, Ser. B	2.75	9/15/2022	200,000		198,830
Dominion Energy, Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000		122,898
DTE Electric, Mortgage Bonds	3.38	3/1/2025	500,000	[a]	511,420
DTE Electric, Sr. Scd. Notes	3.45	10/1/2020	350,000		353,309
Duke Energy, Sr. Unscd. Notes	3.75	4/15/2024	500,000		516,029
Duke Energy Carolinas, First Mortgage Bonds	3.90	6/15/2021	400,000		409,916
Duke Energy Carolinas, First Mortgage Bonds	4.00	9/30/2042	250,000		254,106
Duke Energy Florida, First Mortgage Bonds	3.40	10/1/2046	300,000		275,332
Duke Energy Florida, First Mortgage Bonds	3.80	7/15/2028	400,000		418,096
Duke Energy Florida, First Mortgage Bonds	6.40	6/15/2038	150,000		201,965
Emera US Finance, Gtd. Notes	4.75	6/15/2046	250,000		256,043
Enel Chile, Sr. Unscd. Notes	4.88	6/12/2028	400,000		424,580
Enel Generacion Chile, Sr. Unscd. Notes	4.25	4/15/2024	250,000		257,044
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	400,000		457,795
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	150,000		159,952
Florida Power & Light, First Mortgage Bonds	3.70	12/1/2047	50,000		49,208
Florida Power & Light, First Mortgage Bonds	3.99	3/1/2049	200,000		206,775
Florida Power & Light, First Mortgage Bonds	4.05	10/1/2044	400,000		414,937

56

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.8% (continued)
Utilities - 1.9% (continued)
Georgia Power, Sr. Unscd. Notes	3.25	3/30/2027	250,000	243,641
Georgia Power, Sr. Unscd. Notes	3.25	4/1/2026	500,000	488,719
Hydro-Quebec, Gov't Gtd. Debs., Ser. HH	8.50	12/1/2029	400,000	583,707
Hydro-Quebec, Gov't Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	30,912
Indiana Michigan Power, Sr. Unscd. Notes	6.05	3/15/2037	300,000	366,503
Interstate Power & Light, Sr. Unscd. Debs.	3.70	9/15/2046	300,000	277,446
Interstate Power & Light, Sr. Unscd. Notes	4.10	9/26/2028	300,000	315,814
MidAmerican Energy, First Mortgage Bonds	3.50	10/15/2024	400,000	414,072
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/2037	400,000	525,391
NextEra Energy Capital Holdings, Gtd. Debt	5.65	5/1/2079	300,000	305,430
Nisource Finance, Gtd. Notes	3.49	5/15/2027	420,000	420,915
Oncor Electric Delivery, Sr. Scd. Notes	7.00	5/1/2032	250,000	335,613
Oncor Electric Delivery Co Llc, Sr. Scd. Notes	5.75	3/15/2029	170,000	203,379
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	300,000	312,339
PPL Capital Funding, Gtd. Notes	3.40	6/1/2023	400,000	403,377
PPL Electric Utilities, First Mortgage Bonds	4.75	7/15/2043	500,000	556,540
Progress Energy, Sr. Unscd. Notes	7.75	3/1/2031	480,000	657,173
Public Service Company of Colorado, First Mortgage Bonds	3.20	11/15/2020	750,000	754,662
Public Service Electric & Gas, First Mortgage Notes	3.25	9/1/2023	300,000	306,924
San Diego Gas & Electric, First Mortgage Bonds, Ser. NNN	3.60	9/1/2023	400,000	407,395
Sempra Energy, Sr. Unscd. Notes	2.88	10/1/2022	1,000,000	993,687
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/2048	50,000	46,202
South Carolina Electric & Gas, First Mortgage Bonds	6.63	2/1/2032	200,000	251,647

57

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.8% (continued)
Utilities - 1.9% (continued)
Southern California Edison, First Mortgage Bonds	3.88	6/1/2021	400,000		405,295
Southern California Edison, First Mortgage Notes, Ser. 08-A	5.95	2/1/2038	70,000		81,460
Southern California Edison, Sr. Unscd. Notes	6.65	4/1/2029	450,000		511,910
Southern Company Gas Capital, Gtd. Notes	3.50	9/15/2021	193,000		195,196
Southernwestern Public Service, First Mortgage Bonds	3.40	8/15/2046	350,000		319,498
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	300,000		314,548
Tampa Electric, Sr. Unscd. Notes	4.35	5/15/2044	250,000		252,345
Toledo Edison, Sr. Scd. Notes	6.15	5/15/2037	200,000		249,184
Virginia Electric & Power, Sr. Unscd. Notes	4.00	1/15/2043	500,000		496,887
Washington Gas Light, Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	500,000		478,482
Wisconsin Energy, Sr. Unscd. Bonds	3.55	6/15/2025	140,000		143,167
Wisconsin Public Service Corp, Sr. Unscd. Notes	3.35	11/21/2021	100,000		101,822
Xcel Energy, Sr. Unscd. Notes	6.50	7/1/2036	200,000		254,402
				22,397,034
Total Bonds and Notes (cost $1,148,044,059)			1,158,661,714
	1-Day Yield (%)		Shares
Investment Companies - 5.5%
Registered Investment Companies - 5.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $63,703,934)	2.45		63,703,934	[e]	63,703,934

58

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,258,857)	2.45	6,258,857	[e] 6,258,857
Total Investments (cost $1,218,006,850)		106.9%	1,228,624,505
Liabilities, Less Cash and Receivables		(6.9%)	(79,611,377)
Net Assets		100.0%	1,149,013,128

a Security, or portion thereof, on loan. At April 30, 2019, the value of the fund’s securities on loan was $34,394,087 and the value of the collateral held by the fund was $35,331,648, consisting of cash collateral of $6,258,857 and U.S. Government & Agency securities valued at $29,072,791.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities were valued at $6,846,900 or .6% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Government	43.6
Mortgage Securities	30.7
Financial	8.4
Investment Companies	6.1
Consumer, Non-cyclical	4.6
Communications	2.6
Energy	2.6
Utilities	2.0
Industrial	1.7
Technology	1.6
Consumer, Cyclical	1.5
Asset Backed Securities	.8
Basic Materials	.7
106.9

† Based on net assets.

See notes to financial statements.

59

Statement of TBA Sale Commitments
April 30, 2019 (Unaudited)

Description	Principal Amount ($)		Value ($)
Bonds and Notes - .4%
U.S. Government Agencies Mortgage-Backed - .4%
Federal National Mortgage Association:
2.50%	125,000	[a,b]	123,705
3.00%	1,000,000	[a,b]	988,574
4.00%	150,000	[a,b]	154,468
4.50%	475,000	[a,b]	483,544
5.50%	200,000	[a,b]	213,640
Government National Mortgage Association I:
2.50%	200,000	[a]	194,693
4.00%	125,000	[a]	128,826
5.00%	1,600,000	[a]	1,667,031
5.50%	500,000	[a]	532,419
Total Sale Commitments (cost $4,486,853)		4,486,900

a Purchased on a forward commitment basis.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

60

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/18($)	Purchases($)	Sales ($)	Value 4/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	112,138,042	139,913,862	88,347,970	63,703,934	5.5	826,929
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	9,124,069	11,936,304	21,060,373	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	23,515,498	17,256,641	6,258,857.6		-
Total	121,262,111	175,365,664	226,664,984	69,962,791	6.1	826,929

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

61

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $34,394,087)—Note 1(b):
Unaffiliated issuers	1,148,044,059	1,158,661,714
Affiliated issuers	69,962,791	69,962,791
Receivable for investment securities sold		19,145,157
Interest and securities lending income receivable		7,189,310
Receivable for shares of Common Stock subscribed		2,263,386
		1,257,222,358
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		211,417
Cash overdraft due to Custodian		224,510
Payable for investment securities purchased		93,827,178
Liability for securities on loan—Note 1(b)		6,258,857
TBA sale commitments, at value (proceeds $4,486,853)—Note 4		4,486,900
Payable for shares of Common Stock redeemed		3,171,039
Directors fees and expenses payable		19,963
Accrued expenses		9,366
		108,209,230
Net Assets ($)		1,149,013,128
Composition of Net Assets ($):
Paid-in capital		1,153,914,174
Total distributable earnings (loss)		(4,901,046)
Net Assets ($)		1,149,013,128

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	391,848,083	757,165,045
Shares Outstanding	38,378,767	74,142,115
Net Asset Value Per Share ($)	10.21	10.21

See notes to financial statements.

62

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2019 (Unaudited)

Investment Income ($):
Income:
Interest (net of $3,272 foreign taxes withheld at source)	16,001,328
Dividends from affiliated issuers	826,929
Income from securities lending—Note 1(b)	21,598
Total Income	16,849,855
Expenses:
Management fee—Note 3(a)	844,817
Distribution fees—Note 3(b)	489,018
Directors’ fees—Note 3(a,c)	70,259
Loan commitment fees—Note 2	21,794
Total Expenses	1,425,888
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(70,259)
Net Expenses	1,355,629
Investment Income—Net	15,494,226
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	878,773
Net unrealized appreciation (depreciation) on investments	42,829,952
Net Realized and Unrealized Gain (Loss) on Investments	43,708,725
Net Increase in Net Assets Resulting from Operations	59,202,951

See notes to financial statements.

63

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations ($):
Investment income—net	15,494,226	30,778,801
Net realized gain (loss) on investments	878,773	(6,711,790)
Net unrealized appreciation (depreciation) on investments	42,829,952	(51,779,067)
Net Increase (Decrease) in Net Assets Resulting from Operations	59,202,951	(27,712,056)
Distributions ($):
Distributions to shareholders:
Investor Shares	(5,366,278)	(10,448,065)
Class I	(10,988,264)	(22,427,030)
Total Distributions	(16,354,542)	(32,875,095)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	53,653,519	156,190,286
Class I	163,778,083	310,838,854
Distributions reinvested:
Investor Shares	5,279,117	10,241,750
Class I	9,508,172	19,002,074
Cost of shares redeemed:
Investor Shares	(79,654,915)	(245,948,883)
Class I	(245,320,609)	(387,362,890)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(92,756,633)	(137,038,809)
Total Increase (Decrease) in Net Assets	(49,908,224)	(197,625,960)
Net Assets ($):
Beginning of Period	1,198,921,352	1,396,547,312
End of Period	1,149,013,128	1,198,921,352
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	5,346,932	15,509,429
Shares issued for distributions reinvested	523,763	1,017,689
Shares redeemed	(7,936,192)	(24,234,565)
Net Increase (Decrease) in Shares Outstanding	(2,065,497)	(7,707,447)
Class Ia
Shares sold	16,296,327	30,819,919
Shares issued for distributions reinvested	943,299	1,888,258
Shares redeemed	(24,573,798)	(38,209,455)
Net Increase (Decrease) in Shares Outstanding	(7,334,172)	(5,501,278)

[a] During the period ended October 31, 2018, 1 Investor share representing $7 was exchanged for 1 Class I share.
See notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Investor Shares	April 30, 2019	Year Ended October 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	9.83	10.33	10.57	10.45	10.60	10.62
Investment Operations:
Investment income—net[a]	.13	.23	.20	.21	.21	.23
Net realized and unrealized gain (loss) on investments	.38	(.47)	(.16)	.19	(.05)	.14
Total from Investment Operations	.51	(.24)	.04	.40	.16	.37
Distributions:
Dividends from investment income—net	(.13)	(.25)	(.23)	(.23)	(.23)	(.25)
Dividends from net realized gain on investments	(.00)[b]	(.01)	(.05)	(.05)	(.08)	(.14)
Total Distributions	(.13)	(.26)	(.28)	(.28)	(.31)	(.39)
Net asset value, end of period	10.21	9.83	10.33	10.57	10.45	10.60
Total Return (%)	5.28[c]	(2.42)	.39	3.85	1.54	3.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41[d]	.41[e]	.41	.41	.41	.41
Ratio of net expenses to average net assets	.40[d]	.40	.40	.40	.40	.40
Ratio of net investment income to average net assets	2.59[d]	2.33	2.01	1.97	2.00	2.22
Portfolio Turnover Rate[f]	70.67[c]	156.30	179.26	144.83	150.80	145.11
Net Assets, end of period ($ x 1,000)	391,848	397,658	497,586	1,109,787	1,040,129	1,190,994

a  Based on average shares outstanding.

b  Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

e  The ratios has been corrected due to immaterial correction within the October 31, 2018 shareholder report.

f  The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2019 and October 31, 2018, 2017, 2016, 2015 and 2014 were 50.59%, 77.41%, 103.99%, 95.05%, 79.15% and 89.76%, respectively.

See notes to financial statements.

65

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	April 30, 2019	Year Ended October 31,
(Unaudited)		2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	9.83	10.34	10.58	10.46	10.61	10.62
Investment Operations:
Investment income—net[b]	.14	.26	.23	.23	.24	.26
Net realized and unrealized gain (loss) on investments	.39	(.49)	(.17)	.20	(.06)	.15
Total from Investment Operations	.53	(.23)	.06	.43	.18	.41
Distributions:
Dividends from investment income—net	(.15)	(.27)	(.25)	(.26)	(.25)	(.28)
Dividends from net realized gain on investments	(.00)[c]	(.01)	(.05)	(.05)	(.08)	(.14)
Total Distributions	(.15)	(.28)	(.30)	(.31)	(.33)	(.42)
Net asset value, end of period	10.21	9.83	10.34	10.58	10.46	10.61
Total Return (%)	5.41[d]	(2.27)	.64	4.11	1.79	3.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16[e]	.16[f]	.16	.16	.16	.16
Ratio of net expenses to average net assets	.15[e]	.15	.15	.15	.15	.15
Ratio of net investment income to average net assets	2.83[e]	2.58	2.27	2.23	2.24	2.47
Portfolio Turnover Rate[g]	70.67[d]	156.30	179.26	144.83	150.80	145.11
Net Assets, end of period ($ x 1,000)	757,165	801,263	898,961	1,321,830	1,457,305	1,220,628

a  On August 31, 2016, the fund redesignated BASIC shares as Class I shares.

b  Based on average shares outstanding.

c  Amount represents less than $.01 per share.

d  Not annualized.

e  Annualized.

f  The ratios has been corrected due to immaterial correction within the October 31, 2018 shareholder report.

g  The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2019 and October 31, 2018, 2017, 2016, 2015 and 2014 were 50.59%, 77.41%, 103.99%, 95.05%, 79.15% and 89.76%, respectively.

See notes to financial statements.

66

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Bond Market Index Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek to match the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Bond Market Index Fund to BNY Mellon Bond Market Index Fund and the Company changed its name from The Dreyfus/Laurel Funds, Inc. to BNY Mellon Investment Funds IV, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Class I. Investor shares are sold primarily to retail investors through financial intermediaries and bear Distribution Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fees. Differences between the two classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

68

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	8,694,931	-	8,694,931
Commercial Mortgage-Backed	-	21,972,067	-	21,972,067
Corporate Bonds†	-	295,458,593	-	295,458,593
Foreign Government	-	32,998,800	-	32,998,800
Investment Companies	69,962,791	-	-	69,962,791
Municipal Bonds†	-	6,485,208	-	6,485,208
U.S. Government Agencies/ Mortgage-Backed	-	341,676,529	-	341,676,529
U.S. Treasury	-	451,375,586	-	451,375,586
Liabilities ($)
Other Financial Instruments:
TBA Sales Commitments	-	(4,486,900)	-	(4,486,900)

† See Statement of Investments for additional detailed categorizations.

At April 30, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result

70

of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2019, The Bank of New York Mellon earned $4,587 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $13,316,126 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2018. The fund has $11,267,230 of short-term capital losses and $2,048,896 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2018 was as follows: ordinary income $32,875,095. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The

72

Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund’s average daily net assets. Out of its fee the Adviser pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2019, fees reimbursed by the Adviser amounted to $70,259.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares. During the period ended April 30, 2019, Investor shares were charged $489,018 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due from BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $140,614 and Distribution Plan fees $80,646, which are offset against an expense reimbursement currently in effect in the amount of $9,843.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 2019, amounted to $814,675,364 and $902,663,439, respectively, of which $231,402,064 in purchases and $231,567,815 in sales were from mortgage dollar transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.

TBA Securities: During the period ended April 30, 2019, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “Statement of TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.

At April 30, 2019, accumulated net unrealized depreciation on investments was $10,617,655, consisting of $19,599,498 gross unrealized appreciation and $8,981,843 gross unrealized depreciation.

74

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

75

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 27-28, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. It was noted that the Performance Group and the Expense Group had only four other funds in the most recent year with only three other funds in the Performance Group for most other periods (one other fund in the eighth, ninth and tenth year periods). The Adviser previously had furnished the Board with a description of the methodology Broadridge

76

used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (or, for the ten-year period, below the other fund in the Performance Group), except the one-year period when it was above the Performance Universe median. The Board also considered that the fund’s yield performance was above the Performance Group median for five of the ten one-year periods ended December 31st (although in three of these years there was only one other fund in the Performance Group) and below the Performance Universe median for eight of the ten one-year periods ended December 31st. The Board considered the relative proximity of the fund’s total return and yield performance to the relevant Performance Group and/or Performance Universe median in certain periods when performance was below median. It was noted that there were only four other funds in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was slightly above the Expense Group median and below the Expense Universe median and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the

77

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board expressed some concern about the fund’s relative performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

78

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

79

NOTES

80

NOTES

81

For More Information

BNY Mellon Bond Market Index Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Investor: DBMIX Class I: DBIRX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0310SA0419

BNY Mellon Disciplined Stock Fund

SEMIANNUAL REPORT April 30, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Disciplined Stock Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Disciplined Stock Fund (formerly Dreyfus Disciplined Stock Fund), covering the six-month period from November 1, 2018 through April 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. Equity markets experienced a sharp sell-off in the fourth quarter of 2018, triggered in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline through the end of 2018. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped stimulate a rebound across equity markets. In a similar stance, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped to buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. Corporate bonds, however, were hindered somewhat by concerns about economic growth, resulting in widening spreads and lower prices through November. After encouraging comments by the Fed in January, bond markets rebounded, and most U.S. indices continued to post positive returns through the end of April.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 3, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2018 through April 30, 2019, as provided by George E. DeFina and John C. Bailer, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2019, BNY Mellon Disciplined Stock Fund (formerly, Dreyfus Disciplined Stock Fund) produced a total return of 8.35%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 9.75% for the same period.2

U.S. equities advanced during the reporting period, amid steady economic prospects and strong corporate earnings. The fund underperformed its benchmark, due primarily to unfortunate security selection in the health care, communication services, energy, and materials sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in stocks, with a focus on large-cap companies.

The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. We use an investment process designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Index.

We use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including: Value, or how a stock is priced relative to its perceived intrinsic worth; Growth, in this case the sustainability or growth of earnings; and Financial Profile, which measures the financial health of the company. The model screens each stock for relative attractiveness within its economic sector and industry and, based on fundamental analysis, we generally select the most attractive of the higher-ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Fed’s Pause in Interest-Rate Hikes Boosts Equity Market Returns

Stocks generally gained value over the reporting period, but early in the period, markets were generally down, as the global economy showed continued but somewhat slowing momentum. In the United States, an improvement in the economic growth rate in 2018, combined with other signs of economic strength, including strong employment gains and healthy corporate earnings, allowed the Federal Reserve Board (the “Fed”) to move forward with a plan to increase short-term interest rates. Rates were raised once during the reporting period, boosting the fed funds target rate to 2.25-2.50%.

In the fourth quarter of 2018, markets experienced a surge in volatility as investor sentiment shifted to “risk off.” Equities declined while Treasury securities rallied, despite relatively robust economic growth as well as an improvement in wages.

The shift in sentiment was driven largely by two factors: concern about the Fed’s plan to continue hiking short-term interest rates in 2019 and economic weakness in Europe. Earlier

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

in 2018, the Fed’s “dot plot” showed that officials were projecting a median of three rate hikes in 2019. Investor concerns were exacerbated by Fed Chairman Jerome Powell’s comments that the reduction in the Fed’s balance sheet was “on autopilot,” further suggesting that additional tightening of monetary conditions was inevitable in 2019.

In Europe, Purchasing Manager Index data showed that economic activity there was slowing. Germany in particular posted little improvement, while activity in Italy declined. Weakness in Europe made the trade conflict with China more troubling than it would have been otherwise.

In December, however, the Fed shifted away from its hawkish stance on interest rate increases, saying that rate hikes in 2019 would be “data dependent.” The Fed also indicated that the reduction of its balance sheet would be completed by September 2019, implying the Fed would be satisfied with a larger-than-normal balance sheet, adding to the central bank’s more accommodative stance.

With this shift, stocks rallied late in 2018 and continued to rise in 2019. Early in 2019, the Fed’s stance remained unchanged, as inflation stayed below its target rate of 2.0%. The Fed even hinted that, depending on the strength of the economy, the next move could be a rate reduction.

Stock Selection Hindered Fund Results

The fund underperformed its benchmark primarily due to unsuccessful stock selection in the health care, communication services, energy, and materials sectors. In the health care sector, the fund’s position in CVS Health detracted from performance, as the company lowered its earnings guidance. Positions in Humana and Anthem, two health care providers, were detrimental, as these companies were affected by general weakness in the industry and by concerns about future changes in health care policy. A holding of Medtronic, a medical device company, also hurt the fund’s results when the company received a warning from the U.S. Food & Drug Administration regarding one of its products. In the communication services sector, Activision Blizzard, a video gaming company, continued to struggle with competitive pressures. The fund’s decision not to own Facebook also was a drag on performance, as the social media company posted solid gains during the reporting period.

In the energy sector, refiners, especially Marathon Petroleum, were hurt by narrower refining margins, while Occidental Petroleum saw its stock decline on the announcement of its acquisition of Anadarko Petroleum, an exploration and production company. The fund’s Anadarko Petroleum position also hindered results, as it was closed before the acquisition was announced. In the materials sector, Mosaic, an agricultural chemical company, declined on lowered guidance for 2019 due to higher costs. CF Industries Holdings, also an agricultural chemicals company, was hurt by lower sales volumes due to cold and wet weather, which delayed spring applications of fertilizers in North American markets. Overall, the biggest detractors were ConAgra Brands, which declined as it continues to struggle with the integration of its Pinnacle Foods acquisition, and an underweight to Microsoft, which enjoyed a strong gain during the reporting period.

On a positive note, positions in the information technology, consumer discretionary, and financial sectors were beneficial to the fund’s results. In the information technology sector, Qualcomm, a semiconductor company, gained on the announcement of a settlement with

4

Apple regarding royalties on a computer chip used in iPhones. A position in Cisco Systems, a telecom equipment company, advanced on financial results resulting from strong execution and increased corporate capital spending. Similarly, software company, Palo Alto Networks, added to fund performance as it continued to benefit from strong growth in network security. In the consumer discretionary sector, Chipotle Mexican Grill, a restaurant chain, continued to rebound from problems related to food contamination. Las Vegas Sands, a hotel and gaming company, also contributed positively, as it gained on strength in the Macau market. In the financial sector, the fund benefited from a position in Voya Financial, a diversified financial company, which gained on improvement in its wealth management business. The fund’s lack of exposure to Wells Fargo, also contributed to performance, as this major bank lagged. Other positions that contributed positively were Vulcan Materials, a construction aggregate company, and an underweight to UnitedHealthcare Group, a health care provider.

Finding Opportunities in a Steady Economy

We believe that underlying economic conditions remain positive, amid sustained U.S. growth and mild inflation. While we remain watchful of the impact of geopolitical developments and rising interest rates, we have continued to find attractive investment opportunities in many areas, particularly the financials, materials, energy, and communication services sectors. In contrast, as of the end of the reporting period, the fund held underweighted exposure to the health care, consumer staples, industrials, utilities, real estate, and consumer discretionary sectors.

June 3, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. These provisions in the investment management agreement may not be amended without the approval of the fund’s shareholders.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Disciplined Stock Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019

Expenses paid per $1,000†	$5.22
Ending value (after expenses)	$1,083.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019

Expenses paid per $1,000†	$5.06
Ending value (after expenses)	$1,019.79

† Expenses are equal to the fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - .9%
General Motors	140,669		5,479,058
Banks - 8.5%
Bank of America	482,966		14,769,100
Citigroup	183,039		12,940,857
JPMorgan Chase & Co.	155,376		18,031,385
U.S. Bancorp	100,718		5,370,284
			51,111,626
Capital Goods - 4.5%
Harris	24,225		4,081,912
Honeywell International	73,786		12,811,463
United Technologies	73,789		10,523,049
			27,416,424
Consumer Durables & Apparel - 1.6%
Lennar, Cl. A	99,660		5,185,310
PVH	35,193		4,539,545
			9,724,855
Consumer Services - 2.2%
Chipotle Mexican Grill	11,523	[a]	7,928,285
McDonald's	25,912		5,119,434
			13,047,719
Diversified Financials - 8.4%
American Express	25,562		2,996,633
Ameriprise Financial	44,725		6,564,288
Berkshire Hathaway, Cl. B	83,402	[a]	18,074,047
Goldman Sachs Group	29,477		6,069,904
LPL Financial Holdings	53,320		3,950,479
Morgan Stanley	144,998		6,996,153
Voya Financial	114,471		6,283,313
			50,934,817
Energy - 6.6%
Hess	161,739		10,370,705
Marathon Petroleum	172,529		10,501,840
Occidental Petroleum	116,412		6,854,339
Phillips 66	78,245		7,376,156
Valero Energy	51,013		4,624,839
			39,727,879
Food & Staples Retailing - 1.0%
Costco Wholesale	24,416		5,994,860
Food, Beverage & Tobacco - 3.2%
Conagra Brands	370,119	[b]	11,392,263

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Food, Beverage & Tobacco - 3.2% (continued)
PepsiCo	60,291		7,720,263
			19,112,526
Health Care Equipment & Services - 4.3%
Anthem	17,518		4,607,759
CVS Health	79,327		4,313,802
Edwards Lifesciences	27,408	[a]	4,825,727
Humana	10,091		2,577,342
Medtronic	108,231		9,611,995
			25,936,625
Insurance - 3.0%
American International Group	143,268		6,815,259
Assurant	48,923		4,647,685
Hartford Financial Services Group	127,670		6,678,418
			18,141,362
Materials - 6.3%
CF Industries Holdings	161,838		7,247,106
Dow	75,055		4,257,870
DowDuPont	101,292		3,894,677
Freeport-McMoRan	399,661		4,919,827
Mosaic	218,787		5,712,529
Vulcan Materials	97,313		12,272,142
			38,304,151
Media & Entertainment - 7.6%
Alphabet, Cl. C	23,111	[a]	27,466,961
Comcast, Cl. A	237,091		10,320,571
Omnicom Group	98,236	[b]	7,861,827
			45,649,359
Pharmaceuticals Biotechnology & Life Sciences - 4.6%
Illumina	9,263	[a]	2,890,056
Merck & Co.	193,639		15,241,326
Pfizer	243,199		9,876,311
			28,007,693
Real Estate - 1.9%
Lamar Advertising, Cl. A	95,754	[c]	7,915,983
Outfront Media	139,555	[c]	3,325,596
			11,241,579
Retailing - 4.6%
Amazon.com	11,364	[a]	21,892,973
O'Reilly Automotive	15,343	[a]	5,808,399
			27,701,372
Semiconductors & Semiconductor Equipment - 4.5%
Broadcom	20,914		6,659,018
Qualcomm	145,283		12,513,225

8

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Semiconductors & Semiconductor Equipment - 4.5% (continued)
Texas Instruments	40,332		4,752,320
Xilinx	28,872		3,468,682
			27,393,245
Software & Services - 12.5%
FleetCor Technologies	17,157	[a]	4,477,119
HubSpot	28,490	[a]	5,256,120
International Business Machines	70,923		9,948,369
Microsoft	66,626		8,701,356
Oracle	88,813		4,914,023
Palo Alto Networks	38,073	[a]	9,473,705
PayPal Holdings	56,026	[a]	6,318,052
Salesforce.com	52,556	[a]	8,690,135
Splunk	33,393	[a]	4,609,570
Teradata	94,958	[a]	4,317,740
Visa, Cl. A	54,975		9,039,539
			75,745,728
Technology Hardware & Equipment - 4.9%
Cisco Systems	335,868		18,791,815
Corning	328,228		10,454,062
			29,245,877
Telecommunication Services - 3.5%
AT&T	416,109		12,882,735
Verizon Communications	147,672		8,445,362
			21,328,097
Transportation - 2.4%
Delta Air Lines	171,483		9,995,744
Union Pacific	26,835		4,750,868
			14,746,612
Utilities - 1.3%
PPL	243,272		7,592,519
Total Common Stocks (cost $471,871,200)			593,583,983

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
SPDR S&P 500 ETF Trust (cost $6,029,960)	20,779	[b]	6,109,442

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,281,892)	2.45	6,281,892	[d]	6,281,892
Total Investments (cost $484,183,052)		100.3%		605,975,317
Liabilities, Less Cash and Receivables		(.3%)		(1,994,344)
Net Assets		100.0%		603,980,973

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At April 30, 2019, the value of the fund’s securities on loan was $19,480,435 and the value of the collateral held by the fund was $19,870,461, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.9
Financials	19.9
Communication Services	11.1
Consumer Discretionary	9.3
Health Care	8.9
Industrials	7.0
Energy	6.6
Materials	6.3
Consumer Staples	4.1
Investment Companies	2.0
Real Estate	1.9
Utilities	1.3
100.3

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/18 ($)	Purchases ($)	Sales ($)	Value 4/30/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies
Dreyfus Institutional Preferred Government Plus Money Market Fund	11,270,212	78,033,421	83,021,741	8,281,892	1.0	86,181
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	598,101	598,101	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	6,441,448	6,441,448	-	-	-
Total	11,270,212	85,072,970	90,061,290	6,281,892	1.0	86,181

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $19,480,435)—Note 1(c):
Unaffiliated issuers	477,901,160	599,693,425
Affiliated issuers	6,281,892	6,281,892
Dividends, interest and securities lending income receivable		517,144
Receivable for shares of Common Stock subscribed		11,179
		606,503,640
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		483,208
Cash overdraft due to Custodian		8
Payable for investment securities purchased		1,673,758
Payable for shares of Common Stock redeemed		355,640
Directors fees and expenses payable		10,053
		2,522,667
Net Assets ($)		603,980,973
Composition of Net Assets ($):
Paid-in capital		472,281,896
Total distributable earnings (loss)		131,699,077
Net Assets ($)		603,980,973
Shares Outstanding
(245 million shares of $.001 par value Common Stock authorized)		17,733,167
Net Asset Value Per Share ($)		34.06

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	6,200,088
Affiliated issuers	86,181
Income from securities lending—Note 1(c)	6,973
Total Income	6,293,242
Expenses:
Management fee—Note 3(a)	2,561,901
Distribution fees—Note 3(b)	284,656
Directors’ fees—Note 3(a,c)	30,505
Loan commitment fees—Note 2	13,690
Total Expenses	2,890,752
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(30,505)
Net Expenses	2,860,247
Investment Income—Net	3,432,995
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,398,132
Net unrealized appreciation (depreciation) on investments	34,266,552
Net Realized and Unrealized Gain (Loss) on Investments	42,664,684
Net Increase in Net Assets Resulting from Operations	46,097,679

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations ($):
Investment income—net	3,432,995	5,883,476
Net realized gain (loss) on investments	8,398,132	87,435,335
Net unrealized appreciation (depreciation) on investments	34,266,552	(43,550,698)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,097,679	49,768,113
Distributions ($):
Distributions to shareholders	(91,217,913)	(60,114,651)
Capital Stock Transactions ($):
Net proceeds from shares sold	5,404,102	9,095,494
Distributions reinvested	87,584,796	57,606,534
Cost of shares redeemed	(37,660,568)	(60,767,858)
Increase (Decrease) in Net Assets from Capital Stock Transactions	55,328,330	5,934,170
Total Increase (Decrease) in Net Assets	10,208,096	(4,412,368)
Net Assets ($):
Beginning of Period	593,772,877	598,185,245
End of Period	603,980,973	593,772,877
Capital Share Transactions (Shares):
Shares sold	169,094	240,755
Shares issued for distributions reinvested	2,874,705	1,604,164
Shares redeemed	(1,177,952)	(1,599,375)
Net Increase (Decrease) in Shares Outstanding	1,865,847	245,544

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2019		Year Ended October 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	37.42	38.29	32.68	35.74	37.63	40.23
Investment Operations:
Investment income—net[a]	.20	.36	.37	.37	.32	.24
Net realized and unrealized gain (loss) on investments	2.23	2.65	6.30	.60	1.96	3.86
Total from Investment Operations	2.43	3.01	6.67	.97	2.28	4.10
Distributions:
Dividends from investment income—net	(.23)	(.32)	(.36)	(.37)	(.30)	(.24)
Dividends from net realized gain on investments	(5.56)	(3.56)	(.70)	(3.66)	(3.87)	(6.46)
Total Distributions	(5.79)	(3.88)	(1.06)	(4.03)	(4.17)	(6.70)
Net asset value, end of period	34.06	37.42	38.29	32.68	35.74	37.63
Total Return (%)	8.35[b]	8.34	20.84	3.15	6.62	11.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[c]	1.01	1.01	1.01	1.01	1.01
Ratio of net expenses to average net assets	1.00[c]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets	1.21[c]	.95	1.02	1.15	.90	.65
Portfolio Turnover Rate	25.86[b]	72.06	55.38	49.27	65.96	69.22
Net Assets, end of period ($ x 1,000)	603,981	593,773	598,185	538,297	564,964	588,912

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Disciplined Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of BNY Mellon Investment Adviser, Inc., is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective June 3, 2019, the fund changed its name from Dreyfus Disciplined Stock Fund to BNY Mellon Disciplined Stock Fund and the Company changed its name from The Dreyfus/Laurel Funds, Inc. to BNY Mellon Investment Funds IV, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

16

date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Common Stocks†	593,583,983	–	–	593,583,983
Exchange-Traded Funds	6,109,442	–	–	6,109,442
Investment Companies	6,281,892	–	–	6,281,892

† See Statement of Investments for additional detailed categorizations.

18

At April 30, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2019, The Bank of New York Mellon earned $1,478 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2018 was as follows: ordinary income $16,383,703 and long-term capital gains $43,730,948. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update

20

provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, the Adviser pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2019, fees reimbursed by the Adviser amounted to $30,505.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to .10% of the value of its average daily net assets to compensate BNY Mellon and the Adviser for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of fund shares. During the period ended April 30, 2019, the fund was charged $284,656 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $444,081 and Distribution Plan fees $49,343, which are offset against an expense reimbursement currently in effect in the amount of $10,216.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2019, amounted to $147,803,968 and $167,477,806, respectively.

At April 30, 2019, accumulated net unrealized appreciation on investments was $121,792,265, consisting of $133,717,485 gross unrealized appreciation and $11,925,220 gross unrealized depreciation.

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 27-28, 2019, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except the two- and five-year periods when it was below the medians and the ten-year period when it was below the Performance Universe median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

24

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for the other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

26

NOTES

27

NOTES

28

NOTES

29

For More Information

BNY Mellon Disciplined Stock Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	DDSTX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0728SA0419

BNY Mellon Institutional S&P 500 Stock Index Fund

SEMIANNUAL REPORT April 30, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Institutional S&P 500 Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Institutional S&P 500 Stock Index Fund (formerly the Dreyfus Institutional S&P 500 Stock Index Fund), covering the six-month period from November 1, 2018 through April 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. Equity markets experienced a sharp sell-off in the fourth quarter of 2018, triggered in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline through the end of 2018. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped stimulate a rebound across equity markets. In a similar stance, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped to buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. Corporate bonds, however, were hindered somewhat by concerns about economic growth, resulting in widening spreads and lower prices through November. After encouraging comments by the Fed in January, bond markets rebounded, and most U.S. indices continued to post positive returns through the end of April.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 3, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2018 through April 30, 2019, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2019, BNY Mellon Institutional S&P 500 Stock Index Fund (formerly, Dreyfus Institutional S&P 500 Stock Index Fund) produced a total return of 9.71%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 9.75% for the same period.2,3

U.S. equities recovered from fourth-quarter 2018 volatility to advance during the reporting period, bolstered by strong economic fundamentals and supportive central bank policy. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue its goal, the fund normally invests at least 95% of its total assets in common stocks included in the Index. To replicate index performance, the fund’s portfolio managers use a passive management approach and generally purchase all the securities comprising the Index (though, at times, the fund may invest in a representative sample of the Index). Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least 0.95, before expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

The Index is an unmanaged index of 500 common stocks, chosen to reflect the industries of the U.S. economy, and is often considered a proxy for the stock market in general.

A Tale of Two Markets

Markets delivered two drastically different periods of behavior over the six months but gained ground over the reporting period as a whole. Through the fourth quarter of 2018, many equity markets felt pressure from slowing global growth, escalating trade issues between the U.S. and China, Brexit difficulties, and additional geopolitical issues elsewhere in Europe and the emerging markets. Renewed articulation of hawkish narratives by U.S. Federal Reserve (“Fed”) officials alarmed investors and stoked volatility. In December, equities reached new lows for the year, as economic and political news continued to unnerve investors. Investors also feared the European Central Bank (ECB) would proceed with its plan to conclude stimulus measures in January, despite moderating growth rates.

January marked a turnaround in the markets. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as equity prices recovered. The ECB announced it would provide additional stimulus to support the Eurozone economy. China also announced plans to stoke its slowing economic growth rate. At its first meeting of the year, the Fed emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. These sentiments reassured investors of central bankers’ commitments to support flagging growth. The rebound continued throughout the month of January, and equity markets maintained an upward trajectory throughout the remainder of the reporting period.

Information Technology Stocks Lead the Market

The information technology sector led the Index over the reporting period. Money that exited the markets during the fourth-quarter volatility came back in early 2019 and went into the fastest-growing companies in the software, cloud computing, online advertising, and payment services industries. Companies that create products which assist in automation saw strong returns during the period,

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

particularly within the information technology sector. In the face of slowing economic growth, companies are looking for ways to increase their top-line revenue, and investors are rewarding organizations that can accomplish this. Consumer discretionary stocks also posted high returns. Some workers are enjoying increases in pay that exceed the rate of inflation, which is supportive of strong consumer spending. Fast food businesses which employ streamlined ordering software and improved loyalty programs led the sector. Home improvement retailers, such as Lowe’s and Home Depot, also performed well during the period as consumers made upgrades to their homes. The industrials sector was also a leading contributor during the six months, particularly within the machinery and aerospace and defense industries. Optimism towards a potential resolution to the U.S.-China trade disagreements helped boost returns, as did increased demand for these goods from a stimulated Chinese economy.

Laggards for the reporting period included the energy sector. Oil prices were volatile during the period, hurting companies involved with shale oil. Organizations that make equipment for drilling as well as the drilling companies themselves were negatively affected. Large increases in production, coupled with a new drilling technique which did not perform as expected, caused a difficult environment. Investors are also concerned over future regulatory actions that may be passed by large importers, such as China and India, which would restrict the use of fossil fuels. The health care and consumer staples sectors also saw headwinds during the period. Health care providers and prescription drug companies suffered due to uncertainty surrounding the future of health care regulation. Tobacco was the biggest weight on consumer staples performance, as cigarette sales continue to decline dramatically in the U.S. In addition, the Food and Drug Administration is investigating the link between electronic cigarettes and seizures, and some U.S. cities and other countries are looking to ban the battery-powered smoking devices.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while the U.S. economic picture continues to be supported by a strong labor market and sound corporate balance sheets, trade frictions and other geopolitical issues may have the potential to impact the markets. As always, we continue to monitor factors which affect the fund’s investments.

June 3, 2019

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

³ “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Institutional S&P 500 Stock Index Fund from November 1, 2019 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019

Expenses paid per $1,000†	$1.09
Ending value (after expenses)	$1,097.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019

Expenses paid per $1,000†	$1.05
Ending value (after expenses)	$1,023.75

† Expenses are equal to the fund’s annualized expense ratio of .21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Automobiles & Components - .5%
Aptiv	27,280		2,337,896
BorgWarner	20,493		855,993
Ford Motor	401,362		4,194,233
General Motors	135,201		5,266,079
Harley-Davidson	16,416	[a]	611,168
			13,265,369
Banks - 5.6%
Bank of America	936,662		28,643,124
BB&T	80,289	[a]	4,110,797
Citigroup	245,785		17,377,000
Citizens Financial Group	47,678		1,725,944
Comerica	16,562		1,301,608
Fifth Third Bancorp	80,177		2,310,701
First Republic Bank	17,158		1,812,228
Huntington Bancshares	107,961		1,502,817
JPMorgan Chase & Co.	341,411		39,620,747
KeyCorp	105,517		1,851,823
M&T Bank	14,767		2,511,424
People's United Financial	37,138	[a]	642,116
PNC Financial Services	47,553		6,511,432
Regions Financial	105,376		1,636,489
SunTrust Banks	46,065		3,016,336
SVB Financial Group	5,522	[b]	1,389,998
U.S. Bancorp	156,733		8,357,004
Wells Fargo & Co.	427,804		20,709,992
Zions Bancorporation	19,560	[a]	964,895
			145,996,475
Capital Goods - 6.6%
3M	60,140		11,397,131
A.O. Smith	14,444		759,321
Allegion	10,190	[a]	1,011,154
AMETEK	24,199		2,133,626
Arconic	42,855		920,525
Boeing	54,597		20,620,741
Caterpillar	60,060		8,373,565
Cummins	15,501		2,577,661
Deere & Co.	33,137		5,488,481
Dover	15,668		1,536,091
Eaton	44,501		3,685,573
Emerson Electric	64,154		4,554,292
Fastenal	29,316	[a]	2,068,244

6

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Capital Goods - 6.6% (continued)
Flowserve	14,574	[a]	714,563
Fluor	15,243		605,604
Fortive	30,061		2,595,467
Fortune Brands Home & Security	15,354		810,384
General Dynamics	28,273		5,052,951
General Electric	905,922		9,213,227
Harris	11,994		2,020,989
Honeywell International	76,007		13,197,095
Huntington Ingalls Industries	4,402		979,797
Illinois Tool Works	31,404		4,887,405
Ingersoll-Rand	25,386		3,112,577
Jacobs Engineering Group	12,630		984,382
Johnson Controls International	95,958		3,598,425
L3 Technologies	8,153		1,782,083
Lockheed Martin	25,522		8,507,248
Masco	31,949		1,247,928
Northrop Grumman	17,874		5,181,851
PACCAR	36,813		2,638,388
Parker-Hannifin	13,539		2,451,642
Pentair	17,177		669,731
Quanta Services	14,778		599,987
Raytheon	29,301		5,203,565
Rockwell Automation	12,700		2,295,017
Roper Technologies	10,877		3,912,457
Snap-on	5,728	[a]	963,908
Stanley Black & Decker	15,762		2,310,709
Textron	24,526		1,299,878
TransDigm Group	4,910	[b]	2,369,173
United Rentals	8,823	[b]	1,243,337
United Technologies	84,377		12,033,004
W.W. Grainger	4,855	[a]	1,369,110
Wabtec	13,713	[a]	1,015,722
Xylem	18,243		1,521,466
			171,515,475
Commercial & Professional Services - .7%
Cintas	8,974		1,948,614
Copart	21,166	[a,b]	1,424,895
Equifax	12,216		1,538,605
IHS Markit	37,893	[b]	2,169,753
Nielsen Holdings	35,785		913,591
Republic Services	22,170		1,836,119
Robert Half International	12,861		798,540
Rollins	14,947	[a]	578,001

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Commercial & Professional Services - .7% (continued)
Verisk Analytics	17,300		2,441,722
Waste Management	40,327		4,328,700
			17,978,540
Consumer Durables & Apparel - 1.1%
Capri Holdings	15,088	[b]	665,079
D.R. Horton	34,762		1,540,304
Garmin	11,789		1,010,789
Hanesbrands	39,690		717,198
Hasbro	11,955	[a]	1,217,736
Leggett & Platt	14,372	[a]	565,682
Lennar, Cl. A	30,663		1,595,396
Mattel	38,658	[a,b]	471,241
Mohawk Industries	6,458	[b]	879,903
Newell Brands	41,155	[a]	591,809
NIKE, Cl. B	131,454		11,545,605
PulteGroup	25,619		805,974
PVH	8,023		1,034,887
Ralph Lauren	5,794		762,375
Tapestry	28,916		933,119
Under Armour, Cl. A	19,653	[b]	453,788
Under Armour, Cl. C	19,781	[b]	409,862
VF	34,447		3,252,141
Whirlpool	6,728		933,981
			29,386,869
Consumer Services - 1.9%
Carnival	42,461		2,329,410
Chipotle Mexican Grill	2,435	[b]	1,675,377
Darden Restaurants	13,041		1,533,622
H&R Block	23,049		627,163
Hilton Worldwide Holdings	31,332		2,725,571
Marriott International, Cl. A	29,758		4,059,586
McDonald's	79,657		15,737,834
MGM Resorts International	52,241		1,391,178
Norwegian Cruise Line Holdings	22,094	[b]	1,245,881
Royal Caribbean Cruises	17,705		2,141,243
Starbucks	129,399		10,051,714
Wynn Resorts	10,231		1,477,868
Yum! Brands	32,021		3,342,672
			48,339,119
Diversified Financials - 5.1%
Affiliated Managers Group	5,907		655,204
American Express	72,252		8,470,102
Ameriprise Financial	14,602		2,143,136

8

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Diversified Financials - 5.1% (continued)
Bank of New York Mellon	91,750		4,556,305
Berkshire Hathaway, Cl. B	202,441	[b]	43,870,989
BlackRock	12,508		6,069,382
Capital One Financial	48,723		4,522,956
Cboe Global Markets	11,290		1,147,177
Charles Schwab	124,882		5,717,098
CME Group	37,185		6,652,397
Discover Financial Services	34,340		2,798,367
E*TRADE Financial	26,614		1,348,265
Franklin Resources	31,089	[a]	1,075,369
Goldman Sachs	35,680		7,347,226
Intercontinental Exchange	59,497		4,840,081
Invesco	43,395		953,388
Jefferies Financial Group	30,781		633,165
Moody's	17,092		3,360,629
Morgan Stanley	134,721		6,500,288
MSCI	8,851		1,994,838
Nasdaq	11,728		1,081,322
Northern Trust	23,466		2,312,574
Raymond James Financial	13,977		1,279,874
S&P Global	25,833		5,700,310
State Street	39,909		2,700,243
Synchrony Financial	67,471		2,339,220
T. Rowe Price Group	24,710		2,656,325
			132,726,230
Energy - 5.1%
Anadarko Petroleum	51,664		3,763,722
Apache	39,919	[a]	1,313,734
Baker Hughes	53,013	[a]	1,273,372
Cabot Oil & Gas	43,433		1,124,480
Chevron	197,559		23,718,934
Cimarex Energy	10,438		716,673
Concho Resources	21,043		2,427,941
ConocoPhillips	118,786		7,497,772
Devon Energy	46,073		1,480,786
Diamondback Energy	15,944		1,696,282
EOG Resources	59,768		5,740,716
Exxon Mobil	441,041		35,406,772
Halliburton	89,850		2,545,451
Helmerich & Payne	11,909		696,915
Hess	25,812		1,655,065
HollyFrontier	17,222		822,006
Kinder Morgan	202,361		4,020,913

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Energy - 5.1% (continued)
Marathon Oil	89,396		1,523,308
Marathon Petroleum	70,373		4,283,605
National Oilwell Varco	40,238		1,051,821
Noble Energy	50,869	[a]	1,376,515
Occidental Petroleum	77,766		4,578,862
ONEOK	42,935		2,916,575
Phillips 66	43,640		4,113,943
Pioneer Natural Resources	17,466		2,907,390
Schlumberger	142,724		6,091,460
TechnipFMC	45,733		1,124,574
Valero Energy	44,283		4,014,697
Williams Cos.	127,077		3,600,091
			133,484,375
Food & Staples Retailing - 1.4%
Costco Wholesale	45,823		11,250,921
Kroger	84,009		2,165,752
Sysco	49,658		3,494,433
Walgreens Boots Alliance	82,860		4,438,810
Walmart	148,180		15,238,831
			36,588,747
Food, Beverage & Tobacco - 3.9%
Altria Group	195,138		10,601,848
Archer-Daniels-Midland	57,442		2,561,913
Brown-Forman, Cl. B	16,650	[a]	887,279
Campbell Soup	21,126		817,365
Coca-Cola	400,360		19,641,662
Conagra Brands	50,515		1,554,852
Constellation Brands, Cl. A	17,386		3,680,095
General Mills	62,066		3,194,537
Hershey	14,813		1,849,403
Hormel Foods	26,956	[a]	1,076,623
J.M. Smucker	11,884		1,457,335
Kellogg	26,618		1,605,065
Kraft Heinz	65,346		2,172,101
Lamb Weston Holdings	15,094		1,057,335
McCormick & Co.	12,701	[a]	1,955,573
Molson Coors Brewing, Cl. B	18,793		1,206,323
Mondelez International, Cl. A	149,893		7,622,059
Monster Beverage	41,042	[b]	2,446,103
PepsiCo	145,879		18,679,806
Philip Morris International	161,805		14,005,841
Tyson Foods, Cl. A	30,114		2,258,851
			100,331,969

10

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Health Care Equipment & Services - 5.8%
Abbott Laboratories	182,813		14,544,602
ABIOMED	4,710	[b]	1,306,601
Align Technology	7,600	[b]	2,467,568
AmerisourceBergen	16,511		1,234,362
Anthem	26,674		7,016,062
Baxter International	49,915		3,808,515
Becton Dickinson and Co	27,993		6,739,035
Boston Scientific	144,640	[b]	5,369,037
Cardinal Health	30,309		1,476,351
Centene	42,984	[b]	2,216,255
Cerner	34,556	[b]	2,296,246
Cigna	39,283		6,239,712
Cooper	4,991		1,446,991
CVS Health	134,957		7,338,962
Danaher	65,268		8,644,094
DaVita	13,535	[b]	747,673
Dentsply Sirona	22,505		1,150,681
Edwards Lifesciences	21,938	[b]	3,862,624
HCA Healthcare	27,596		3,511,039
Henry Schein	15,658	[a,b]	1,003,051
Hologic	27,764	[b]	1,287,694
Humana	14,112		3,604,346
IDEXX Laboratories	9,117	[b]	2,115,144
Intuitive Surgical	11,874	[b]	6,063,221
Laboratory Corporation of America Holdings	10,664	[b]	1,705,387
McKesson	20,056		2,391,678
Medtronic	139,615		12,399,208
Quest Diagnostics	13,729		1,323,201
ResMed	14,413		1,506,303
Stryker	32,226		6,087,814
Teleflex	4,751		1,359,641
UnitedHealth Group	99,912		23,286,490
Universal Health Services, Cl. B	9,102		1,154,771
Varian Medical Systems	9,499	[b]	1,293,479
WellCare Health Plans	5,240	[b]	1,353,754
Zimmer Biomet Holdings	20,935		2,578,355
			151,929,947
Household & Personal Products - 1.8%
Church & Dwight	25,933		1,943,678
Clorox	13,158		2,101,727
Colgate-Palmolive	89,365		6,504,878
Coty, Cl. A	71,172	[a]	770,081

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Household & Personal Products - 1.8% (continued)
Estee Lauder, Cl. A	22,605		3,883,765
Kimberly-Clark	35,622		4,573,152
Procter & Gamble	260,303		27,717,063
			47,494,344
Insurance - 2.4%
Aflac	79,526		4,006,520
Allstate	34,720		3,439,363
American International Group	90,979		4,327,871
Aon	25,158		4,531,962
Arthur J. Gallagher & Co.	19,368		1,619,552
Assurant	5,851		555,845
Chubb	47,506		6,897,871
Cincinnati Financial	15,889		1,528,204
Everest Re Group	4,092		963,666
Hartford Financial Services	36,577		1,913,343
Lincoln National	21,669		1,445,756
Loews	28,061		1,439,249
Marsh & McLennan Cos.	51,829		4,886,956
MetLife	100,109		4,618,028
Principal Financial Group	26,724		1,527,544
Progressive	60,861		4,756,287
Prudential Financial	42,470		4,489,504
Torchmark	11,185		980,477
Travelers Cos.	27,727		3,985,756
Unum	22,420		827,746
Willis Towers Watson	13,577		2,502,784
			61,244,284
Materials - 2.6%
Air Products & Chemicals	23,083		4,750,251
Albemarle	11,580	[a]	869,195
Avery Dennison	8,656		957,786
Ball	35,368		2,119,958
Celanese	14,014		1,511,970
CF Industries Holdings	24,850		1,112,783
Dow	78,375		4,446,214
DowDuPont	235,126		9,040,595
Eastman Chemical	15,134		1,193,770
Ecolab	26,357		4,851,797
FMC	14,390		1,137,673
Freeport-McMoRan	152,141		1,872,856
International Flavors & Fragrances	10,240	[a]	1,410,970
International Paper	42,486		1,988,770
Linde	57,353		10,338,452

12

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Materials - 2.6% (continued)
LyondellBasell Industries, Cl. A	32,266		2,846,829
Martin Marietta Materials	6,737		1,494,940
Mosaic	35,907		937,532
Newmont Goldcorp	81,615	[a]	2,534,962
Nucor	32,052		1,829,208
Packaging Corporation of America	9,417		933,790
PPG Industries	24,592		2,889,560
Sealed Air	16,375		763,403
Sherwin-Williams	8,530		3,879,700
Vulcan Materials	13,482		1,700,215
WestRock	26,598		1,020,831
			68,434,010
Media & Entertainment - 8.2%
Activision Blizzard	79,792		3,846,772
Alphabet, Cl. A	31,160	[b]	37,359,594
Alphabet, Cl. C	32,001	[b]	38,032,549
CBS, Cl. B	36,030		1,847,258
Charter Communications, Cl. A	18,159	[b]	6,740,439
Comcast, Cl. A	469,238		20,425,930
Discovery, Cl. A	17,037	[b]	526,443
Discovery, Cl. C	35,423	[b]	1,018,765
DISH Network, Cl. A	24,731	[b]	868,553
Electronic Arts	30,987	[b]	2,932,920
Facebook, Cl. A	248,512	[b]	48,062,221
Fox, Cl. A	36,292	[b]	1,415,025
Fox, Cl. B	17,006	[b]	654,731
Interpublic Group of Companies	38,429		883,867
Netflix	45,441	[b]	16,837,708
News Corp., Cl. A	42,091		522,770
News Corp., Cl. B	10,936		136,591
Omnicom Group	23,073	[a]	1,846,532
Take-Two Interactive Software	11,951	[b]	1,157,215
TripAdvisor	10,270	[a,b]	546,672
Twitter	75,429	[b]	3,010,371
Viacom, Cl. B	35,568		1,028,271
Walt Disney	182,233		24,960,454
			214,661,651
Pharmaceuticals Biotechnology & Life Sciences - 7.6%
AbbVie	153,859		12,214,866
Agilent Technologies	32,857		2,579,275
Alexion Pharmaceuticals	23,168	[b]	3,153,860
Allergan	32,632		4,796,904
Amgen	64,937		11,644,503

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.6% (continued)
Biogen	20,540	[b]	4,708,590
Bristol-Myers Squibb	169,728		7,880,471
Celgene	73,010	[b]	6,911,127
Eli Lilly & Co.	90,964		10,646,427
Gilead Sciences	133,533		8,684,986
Illumina	15,251	[b]	4,758,312
Incyte	18,799	[b]	1,443,763
IQVIA Holdings	16,194	[b]	2,249,347
Johnson & Johnson	277,419		39,171,563
Merck & Co.	268,832		21,159,767
Mettler-Toledo International	2,608	[b]	1,943,638
Mylan	52,505	[b]	1,417,110
Nektar Therapeutics	18,095	[a,b]	579,402
PerkinElmer	11,288	[a]	1,081,842
Perrigo	13,819	[a]	662,206
Pfizer	580,492		23,573,780
Regeneron Pharmaceuticals	8,157	[b]	2,798,993
Thermo Fisher Scientific	41,901		11,625,432
Vertex Pharmaceuticals	26,318	[b]	4,447,216
Waters	7,501	[b]	1,601,764
Zoetis	49,428		5,033,748
			196,768,892
Real Estate - 2.9%
Alexandria Real Estate Equities	11,680	[c]	1,663,115
American Tower	45,903	[c]	8,964,856
Apartment Investment & Management, Cl. A	16,315	[c]	805,308
AvalonBay Communities	14,167	[c]	2,846,575
Boston Properties	15,832	[c]	2,178,800
CBRE Group, Cl. A	32,709	[b]	1,703,158
Crown Castle International	43,302	[c]	5,446,526
Digital Realty Trust	21,815	[c]	2,567,844
Duke Realty	36,015	[c]	1,120,787
Equinix	8,642	[c]	3,929,517
Equity Residential	37,771	[c]	2,886,460
Essex Property Trust	6,729	[c]	1,900,943
Extra Space Storage	13,510	[c]	1,400,852
Federal Realty Investment Trust	7,581	[c]	1,014,717
HCP	49,554	[c]	1,475,718
Host Hotels & Resorts	77,437	[c]	1,489,888
Iron Mountain	28,603	[a,c]	929,025
Kimco Realty	41,788	[c]	726,693

14

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Real Estate - 2.9% (continued)
Macerich	10,545	[c]	423,276
Mid-America Apartment Communities	11,481	[c]	1,256,136
Prologis	64,764	[c]	4,965,456
Public Storage	15,503	[c]	3,428,954
Realty Income	30,714	[a,c]	2,150,287
Regency Centers	17,755	[c]	1,192,603
SBA Communications	11,582	[b,c]	2,359,601
Simon Property Group	32,288	[c]	5,608,426
SL Green Realty	8,485	[c]	749,565
UDR	28,645	[c]	1,287,593
Ventas	36,381	[c]	2,223,243
Vornado Realty Trust	18,408	[c]	1,272,729
Welltower	39,432	[c]	2,938,867
Weyerhaeuser	76,511	[c]	2,050,495
			74,958,013
Retailing - 6.6%
Advance Auto Parts	7,391		1,229,271
Amazon.com	42,936	[b]	82,717,063
AutoZone	2,652	[b]	2,727,078
Best Buy	24,701		1,838,001
Booking Holdings	4,699	[b]	8,716,598
CarMax	18,251	[a,b]	1,421,023
Dollar General	26,983		3,402,286
Dollar Tree	24,368	[b]	2,711,671
eBay	90,211		3,495,676
Expedia	12,598	[a]	1,635,724
Foot Locker	12,410		709,976
Gap	22,443		585,313
Genuine Parts	14,875		1,525,283
Home Depot	117,579		23,950,842
Kohl's	16,787	[a]	1,193,556
L Brands	23,130		593,053
LKQ	33,389	[b]	1,005,009
Lowe's	82,837		9,372,178
Macy's	32,067		754,857
Nordstrom	11,164	[a]	457,947
O'Reilly Automotive	8,219	[b]	3,111,467
Ross Stores	39,029		3,811,572
Target	54,609		4,227,829
The TJX Companies	127,565		7,000,767
Tiffany & Co.	11,416	[a]	1,230,873
Tractor Supply	13,027		1,348,295

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Retailing - 6.6% (continued)
Ulta Beauty	5,842	[b]	2,038,741
			172,811,949
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices	90,205	[a,b]	2,492,364
Analog Devices	38,027		4,420,258
Applied Materials	99,135		4,368,879
Broadcom	41,422		13,188,765
Intel	468,853		23,930,257
KLA-Tencor	17,046		2,173,024
Lam Research	15,882		3,294,403
Maxim Integrated Products	28,696		1,721,760
Microchip Technology	25,102		2,507,439
Micron Technology	115,186	[b]	4,844,723
NVIDIA	62,973		11,398,113
Qorvo	12,672	[b]	958,130
Qualcomm	125,006		10,766,767
Skyworks Solutions	18,006		1,587,769
Texas Instruments	97,921		11,538,031
Xilinx	26,165		3,143,463
			102,334,145
Software & Services - 11.6%
Accenture, Cl. A	66,347		12,119,607
Adobe	50,770	[b]	14,685,223
Akamai Technologies	16,392	[b]	1,312,344
Alliance Data Systems	4,800		768,480
ANSYS	8,631	[b]	1,689,950
Autodesk	22,710	[b]	4,047,149
Automatic Data Processing	45,519		7,482,868
Broadridge Financial Solutions	12,375		1,461,859
Cadence Design Systems	28,934	[b]	2,007,441
Citrix Systems	13,101		1,322,677
Cognizant Technology Solutions, Cl. A	59,551		4,344,841
DXC Technology	28,126		1,849,003
Fidelity National Information Services	33,653		3,901,392
Fiserv	40,917	[a,b]	3,569,599
FleetCor Technologies	8,994	[b]	2,346,984
Fortinet	14,934	[b]	1,395,134
Gartner	9,174	[a,b]	1,458,391
Global Payments	16,267		2,376,121
International Business Machines	92,829		13,021,124
Intuit	26,744		6,714,349
Jack Henry & Associates	7,969		1,187,859
Mastercard, Cl. A	93,925		23,879,492

16

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Software & Services - 11.6% (continued)
Microsoft	799,795		104,453,227
Oracle	265,230		14,675,176
Paychex	32,708		2,757,611
PayPal Holdings	121,690	[b]	13,722,981
Red Hat	18,318	[b]	3,343,585
Salesforce.com	79,626	[b]	13,166,159
Symantec	64,645		1,565,055
Synopsys	15,564	[b]	1,884,489
Total System Services	17,029		1,741,045
Verisign	11,241	[b]	2,219,535
Visa, Cl. A	182,263	[a]	29,969,505
Western Union	45,494	[a]	884,403
			303,324,658
Technology Hardware & Equipment - 5.7%
Amphenol, Cl. A	31,639		3,149,979
Apple	466,482		93,608,943
Arista Networks	5,393	[b]	1,684,180
Cisco Systems	459,267		25,695,989
Corning	83,717		2,666,386
F5 Networks	6,200	[b]	972,780
FLIR Systems	13,933		737,613
Hewlett Packard Enterprise	144,146		2,278,948
HP	160,220		3,196,389
IPG Photonics	4,045	[a,b]	706,783
Juniper Networks	37,383		1,038,126
Keysight Technologies	19,328	[b]	1,682,116
Motorola Solutions	17,024		2,466,948
NetApp	26,525		1,932,346
Seagate Technology	27,767	[a]	1,341,701
TE Connectivity	35,196		3,366,497
Western Digital	30,669	[a]	1,567,799
Xerox	22,178		739,858
			148,833,381
Telecommunication Services - 1.9%
AT&T	758,238		23,475,048
CenturyLink	99,679	[a]	1,138,334
Verizon Communications	430,134		24,599,363
			49,212,745
Transportation - 2.1%
Alaska Air Group	13,508	[a]	836,145
American Airlines Group	41,668		1,424,212
CH Robinson Worldwide	13,984		1,132,704
CSX	80,932		6,444,615

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Transportation - 2.1% (continued)
Delta Air Lines	64,050		3,733,475
Expeditors International of Washington	17,834		1,416,376
FedEx	25,263		4,786,328
J.B. Hunt Transport Services	9,191		868,366
Kansas City Southern	10,956		1,349,122
Norfolk Southern	28,036		5,719,905
Southwest Airlines	53,206		2,885,361
Union Pacific	75,393		13,347,577
United Continental Holdings	24,248	[b]	2,154,677
United Parcel Service, Cl. B	72,087		7,657,081
			53,755,944
Utilities - 3.2%
AES	71,064		1,216,616
Alliant Energy	25,149		1,187,787
Ameren	24,612		1,791,015
American Electric Power	51,426		4,399,494
American Water Works	18,976		2,053,013
Atmos Energy	12,044		1,232,583
CenterPoint Energy	51,347		1,591,757
CMS Energy	29,049		1,613,672
Consolidated Edison	33,310		2,869,990
Dominion Energy	82,786		6,446,546
DTE Energy	18,930		2,379,690
Duke Energy	75,563		6,885,301
Edison International	34,624		2,207,972
Entergy	19,605		1,899,725
Evergy	26,817		1,550,559
Eversource Energy	33,466		2,398,174
Exelon	100,195		5,104,935
FirstEnergy	50,987		2,142,984
NextEra Energy	49,764		9,676,112
NiSource	38,049	[a]	1,057,001
NRG Energy	29,273		1,205,169
Pinnacle West Capital	11,803		1,124,472
PPL	75,034		2,341,811
Public Service Enterprise Group	52,234		3,115,758
Sempra Energy	28,760		3,679,842
Southern	107,582		5,725,514
WEC Energy Group	33,356		2,616,111
Xcel Energy	53,934		3,047,271
			82,560,874
Total Common Stocks (cost $955,758,012)			2,557,938,005

18

		Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
2.42%, 6/6/19 (cost $2,144,871)		2,150,000	[d,e]	2,144,878
	1-Day Yield (%)	Shares
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $41,920,183)	2.45	41,920,183	[f]	41,920,183

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $420,262)	2.45	420,262	[f]	420,262
Total Investments (cost $1,000,243,328)		99.9%		2,602,423,328
Cash and Receivables (Net)		.1%		2,804,710
Net Assets		100.0%		2,605,228,038

a Security, or portion thereof, on loan. At April 30, 2019, the value of the fund’s securities on loan was $84,183,775 and the value of the collateral held by the fund was $85,881,358, consisting of cash collateral of $420,262 and U.S. Government & Agency securities valued at $85,461,096.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.3
Health Care	13.4
Financials	13.1
Communication Services	10.1
Consumer Discretionary	10.1
Industrials	9.3
Consumer Staples	7.1
Energy	5.1
Utilities	3.2
Real Estate	2.9
Materials	2.6
Investment Companies	1.6
Government	.1
99.9

† Based on net assets.

See notes to financial statements.

19

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/18 ($)	Purchases ($)	Sales ($)	Value 4/30/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	17,572,365	220,719,952	196,372,134	41,920,183	1.6	275,431
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	1,559,075	1,496,978	3,056,053	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	22,111,242	21,690,980	420,262.0		-
Total	19,131,440	244,328,172	221,119,167	42,340,445	1.6	275,431

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

20

STATEMENT OF FUTURES

April 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	321	6/19	45,960,216	47,323,425	1,363,209
Gross Unrealized Appreciation				1,363,209

See notes to financial statements.

21

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $84,183,775)—Note 1(b):
Unaffiliated issuers	957,902,883	2,560,082,883
Affiliated issuers	42,340,445	42,340,445
Cash		22,254
Receivable for shares of Common Stock subscribed		2,567,628
Dividends, interest and securities lending income receivable		2,293,693
Receivable for futures variation margin—Note 4		90,291
		2,607,397,194
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc.—Note 3(b)		337,421
Payable for shares of Common Stock redeemed		1,174,694
Liability for securities on loan—Note 1(b)		420,262
Payable for investment securities purchased		201,601
Directors fees and expenses payable		35,178
		2,169,156
Net Assets ($)		2,605,228,038
Composition of Net Assets ($):
Paid-in capital		928,103,619
Total distributable earnings (loss)		1,677,124,419
Net Assets ($)		2,605,228,038
Shares Outstanding
(150 million shares of $.001 par value Common Stock authorized)		45,902,919
Net Asset Value Per Share ($)		56.76

See notes to financial statements.

22

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,223 foreign taxes withheld at source):
Unaffiliated issuers	25,631,331
Affiliated issuers	275,431
Income from securities lending—Note 1(b)	71,000
Interest	19,223
Total Income	25,996,985
Expenses:
Management fee—Note 3(a)	2,428,873
Directors’ fees—Note 3(a,c)	134,860
Loan commitment fees—Note 2	46,970
Interest expense—Note 2	15,948
Total Expenses	2,626,651
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(134,860)
Net Expenses	2,491,791
Investment Income—Net	23,505,194
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	74,825,892
Net realized gain (loss) on futures	1,393,208
Net Realized Gain (Loss)	76,219,100
Net unrealized appreciation (depreciation) on investments	123,791,951
Net unrealized appreciation (depreciation) on futures	2,182,480
Net Unrealized Appreciation (Depreciation)	125,974,431
Net Realized and Unrealized Gain (Loss) on Investments	202,193,531
Net Increase in Net Assets Resulting from Operations	225,698,725

See notes to financial statements.

23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations ($):
Investment income—net	23,505,194	44,853,887
Net realized gain (loss) on investments	76,219,100	100,233,318
Net unrealized appreciation (depreciation) on investments	125,974,431	36,118,243
Net Increase (Decrease) in Net Assets Resulting from Operations	225,698,725	181,205,448
Distributions ($):
Distributions to shareholders	(117,304,220)	(67,280,127)
Capital Stock Transactions ($):
Net proceeds from shares sold	264,489,535	332,043,513
Distributions reinvested	86,234,741	45,870,390
Cost of shares redeemed	(399,880,783)	(560,945,350)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(49,156,507)	(183,031,447)
Total Increase (Decrease) in Net Assets	59,237,998	(69,106,126)
Net Assets ($):
Beginning of Period	2,545,990,040	2,615,096,166
End of Period	2,605,228,038	2,545,990,040
Capital Share Transactions (Shares):
Shares sold	5,082,900	6,039,805
Shares issued for distributions reinvested	1,805,023	854,501
Shares redeemed	(7,673,527)	(10,267,178)
Net Increase (Decrease) in Shares Outstanding	(785,604)	(3,372,872)

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2019		Year Ended October 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	54.53	52.24	43.56	42.87	41.56	36.17
Investment Operations:
Investment income—net[a]	.51	.94	.89	.86	.80	.70
Net realized and unrealized gain (loss) on investments	4.29	2.74	9.12	.94	1.28	5.39
Total from Investment Operations	4.80	3.68	10.01	1.80	2.08	6.09
Distributions:
Dividends from investment income—net	(.47)	(.92)	(.86)	(.83)	(.77)	(.67)
Dividends from net realized gain on investments	(2.10)	(.47)	(.47)	(.28)	-	(.03)
Total Distributions	(2.57)	(1.39)	(1.33)	(1.11)	(.77)	(.70)
Net asset value, end of period	56.76	54.53	52.24	43.56	42.87	41.56
Total Return (%)	9.71[b]	7.11	23.42	4.28	5.02	17.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.20[c]	.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets	1.94[c]	1.70	1.85	2.02	1.88	1.81
Portfolio Turnover Rate	1.31[b]	3.20	6.00	5.11	8.71	5.41
Net Assets, end of period ($ x 1,000)	2,605,228	2,545,990	2,615,096	2,226,389	2,155,764	2,173,843

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Institutional S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.

Effective June 3, 2019, the fund changed its name from Dreyfus Institutional S&P 500 Stock Index Fund to BNY Mellon Institutional S&P 500 Stock Index Fund and the Company changed its name from The Dreyfus/Laurel Funds, Inc. to BNY Mellon Investment Funds IV, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Service Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

26

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

28

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	2,557,938,005	-	-	2,557,938,005
Investment Companies	42,340,445	-	-	42,340,445
U.S. Treasury	-	2,144,878	-	2,144,878
Futures††	-	1,363,209	-	1,363,209

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At April 30, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2019, The Bank of

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

New York Mellon earned $16,354 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2018 was as follows: ordinary income $49,777,408, and long-term capital gains $17,502,719 . The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective

30

for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the facilities during the period ended April 30, 2019, was approximately $953,600 with a related weighted average annualized interest rate of 3.37%.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .20% of the value of the fund’s average daily net assets. Out of its fee, the Adviser pays all of the expenses of the fund except brokerage fees, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2019, fees reimbursed by the Adviser amounted to $134,860.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) The components of “Due to BNY Mellon Investment Adviser, Inc.” in the Statement of Assets and Liabilities consist of: management fees $422,094, which are offset against an expense reimbursement currently in effect in the amount of $84,673.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2019, amounted to $32,035,494 and $202,430,165, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2019 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2019:

Average Market Value ($)
Equity futures	31,206,300

At April 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,603,543,209, consisting of

32

$1,640,639,299 gross unrealized appreciation and $37,096,090 gross unrealized depreciation.

At April 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).

The State Law Cases: In 2008, approximately one year after the Tribune LBO concluded, Tribune filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code (the “Code”). Beginning in June 2011, Tribune creditors filed complaints in various courts, alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares (collectively, “the state law cases”). The state law cases were consolidated for pre-trial proceedings in the United States District Court for the Southern District of New York, under the caption In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On September 23, 2013, the Court dismissed 50 cases, including at least one case in which the fund was a defendant. On September 30, 2013, plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the Second Circuit affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Code, which exempts qualified transfers that were made “by or to (or for the benefit of) . . . a financial institution.” The fund is a registered investment company, which the Code defines as a “financial institution.”

On September 9, 2016, Plaintiffs filed a petition for certiorari to the U.S. Supreme Court. During the pendency of the plaintiffs’ cert. petition, the Supreme Court ruled in another case, Merit Management Group, LP v. FTI Consulting, Inc. (“Merit Management”), that Section 546(e) does not exempt qualified transfers from avoidance that merely passed through “financial institutions,” though it does exempt “financial institutions” themselves, like the fund.

On May 15, 2018, in response to the Merit Management decision, the Second Circuit issued an Order in the State Law Cases that “the mandate in this case is recalled in anticipation of further panel review.”

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of February 6, 2019, there has been no subsequent activity in the state law cases.

The FitzSimons Litigation: On November 1, 2010, a case now styled, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS) was filed (“the FitzSimons Litigation”). Among other things, the complaint sought recovery of alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, that participated in the Tribune LBO. On May 23, 2014, the defendants filed a motion to dismiss, which the Court granted on January 9, 2017. The plaintiff then sought leave to file an interlocutory appeal. On February 23, 2017, the Court entered an order stating that it would permit the plaintiff to file an interlocutory appeal after the Court decided other pending motions.

Effective November 1, 2018, Judge Denise Cote was assigned to the case when Judge Richard Sullivan was elevated to the Second Circuit.

On November 30, 2018, the Court issued an Opinion and Order resolving the remaining motions by dismissing most, but not all, of the claims asserted against the individual defendants.

In January 2019, various state law claims asserted against certain individual defendants were dismissed.

Between February and early April 2019, plaintiffs and certain defendants attempted to resolve the dispute through mediation, but ultimately decided to await the Second Circuit’s review of its May 29, 2016 decision before attempting to negotiate a settlement.

On April 4, 2019, plaintiff filed a motion to amend the FitzSimons complaint to add a claim for constructive fraudulent transfer from defendants subject to clawback under the Bankruptcy Code. On April 10, 2019, the affected defendants opposed the motion.

On April 23, 2019, Judge Cote denied plaintiff’s motion to amend the complaint to add a new constructive fraudulent transfer claim because such amendment would be futile and would result in substantial prejudice to the shareholder defendants given that the only claim against the shareholder defendants in FitzSimons has been dismissed for over two years, subject to appeal. Judge Cote considered the amendment futile on the ground that constructive fraudulent transfer claims are barred by the safe harbor provision of Section 546(e), which defines “financial institution” to include, in certain circumstances, the customers of traditional financial institutions, including Tribune.

34

At this stage in the proceedings, management does not believe that a loss is probable and, in any event, is unable to reasonably estimate the possible loss that may result.

35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 27-28, 2019, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously

36

had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and the Performance Universe medians for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was slightly above the Expense Group median, the fund’s actual management fee was slightly above the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement,

38

including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

39

NOTES

40

NOTES

41

For More Information

BNY Mellon Institutional S&P 500 Stock Index Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	DSPIX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0713SA0419

BNY Mellon Tax Managed Growth Fund

SEMIANNUAL REPORT April 30, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Tax Managed Growth Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Tax Managed Growth Fund’s (formerly the Dreyfus Tax Managed Growth Fund) covering the six-month period from November 1, 2018 through April 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. Equity markets experienced a sharp sell-off in the fourth quarter of 2018, triggered in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline through the end of 2018. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped stimulate a rebound across equity markets. In a similar stance, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped to buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. Corporate bonds, however, were hindered somewhat by concerns about economic growth, resulting in widening spreads and lower prices through November. After encouraging comments by the Fed in January, bond markets rebounded, and most U.S. indices continued to post positive returns through the end of April.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 3, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2018 through April 30, 2019, as provided by portfolio manager Fayez Sarofim of Fayez Sarofim & Co., Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2019, BNY Mellon Tax Managed Growth Fund’s (formerly, Dreyfus Tax Managed Growth Fund) Class A shares produced a total return of 11.19%, Class C shares returned 10.79%, and Class I shares returned 11.35%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 9.75% for the same period.2

U.S. equities advanced during the reporting period, amid divergent economic prospects and better-than-expected corporate earnings. The fund outperformed its benchmark due to successful sector allocation and security selection.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation consistent with minimizing realized capital gains. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and employs a tax-managed strategy, which is an approach to managing a fund that seeks to minimize capital gains tax liabilities.

In choosing stocks, the fund’s portfolio managers first identify economic sectors that they believe will expand over the next three to five years or longer. Using fundamental analysis, the fund’s portfolio managers then seek companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund’s portfolio managers also are alert to companies which they consider undervalued in terms of current earnings, assets or growth prospects.

The fund attempts to enhance after-tax returns by minimizing its annual taxable distributions to shareholders. To do so, the fund employs a “buy-and hold” investment strategy, which generally has resulted in an annual portfolio turnover rate of below 15%.

A Strong Economy and the Federal Reserve’s Shift Boosted Stocks

The Index bounced back from a difficult end to 2018, as the Federal Reserve adopted a more cautious stance on future interest-rate hikes, and U.S. economic data came in better than expected. After December’s sharp declines, the Index made solid gains in the first four months of 2019 and reached a new all-time high by the end of April.

Each of the 11 sectors of the Index advanced, but consumer discretionary, information technology and real estate were the strongest performers for the six months. Health care, which came under pressure, amid calls for legislative change ahead of the 2020 presidential election, was among the weakest sectors of the Index for the period.

Stock Selection and Sector Allocation Benefited Performance

The fund outpaced the Index and posted a double-digit gain for the six-month period. The fund’s positioning in the communication services sector was a significant contributor to

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

relative results, with the selection among issues in the entertainment industry and the overweight emphasis on Facebook having the largest positive impacts. The limited and correctly focused exposure in the weak health care sector likewise supported performance versus the benchmark. Relative returns also got a lift from the stock emphasis in the financials sector, particularly within the banks and capital markets segments, as well as from the selection among chemicals issues in the materials sector. The largest positive contributors to the fund’s six-month return were Microsoft, Facebook, Texas Instruments, Estée Lauder and Visa.

Factors that partially restrained relative performance for the period included the above-market allocation to the consumer staples sector, primarily due to the overweighted presence in the lagging tobacco industry. However, the performance of tobacco stocks strengthened over the last four months, and the fund’s representation in the segment has made a positive contribution to results year to date. Stock selection in the information technology sector was another impediment due to the emphasis on Apple, which displayed weakness in the period. Although the underweighted allocation to the top-performing consumer discretionary sector penalized returns, the stock focus within the sector helped to reduce the drag on relative results. The largest detractors from return were Apple, Altria Group, UnitedHealth Group, Philip Morris International and ConocoPhillips.

A Continued Focus on Stable Industry Leaders

Given the backdrop of slowing economic growth and increased volatility, we believe the relative performance of higher-quality companies with sustainable earnings prospects and low leverage should continue to strengthen. The fund’s investment strategy has long focused on such companies. Dominant market positions and disciplined cost controls generally provide these companies with more options to protect their margins, while strong recurring cash flows enable them to continue investing prudently for sustained growth in the future. Furthermore, their seasoned management teams have established records of creating long-term value for shareholders through strategic capital redeployment, dividend increases and share repurchases, providing a degree of stability as market conditions change.

June 3, 2019

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Tax Managed Growth Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.34	$10.24	$5.03
Ending value (after expenses)	$1,111.90	$1,107.90	$1,113.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.06	$9.79	$4.81
Ending value (after expenses)	$1,018.79	$1,015.08	$1,020.03

†  Expenses are equal to the fund’s annualized expense ratio of 1.21% for Class A, 1.96% for Class C and .96% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Banks - 4.1%
JPMorgan Chase & Co.	38,115		4,423,246
Capital Goods - 1.7%
United Technologies	12,905		1,840,382
Commercial & Professional Services - 1.0%
Verisk Analytics	7,740		1,092,424
Consumer Durables & Apparel - 1.2%
NIKE, Cl. B	15,420		1,354,339
Consumer Services - 2.5%
McDonald's	13,640		2,694,855
Diversified Financials - 6.7%
American Express	17,640		2,067,937
BlackRock	5,785		2,807,113
Intercontinental Exchange	15,890		1,292,651
State Street	16,195		1,095,754
			7,263,455
Energy - 6.0%
Chevron	18,115		2,174,887
ConocoPhillips	18,730		1,182,238
Exxon Mobil	39,207		3,147,538
			6,504,663
Food, Beverage & Tobacco - 14.0%
Altria Group	50,140		2,724,106
Coca-Cola	61,180		3,001,491
Constellation Brands, Cl. A	1,740		368,306
Nestle, ADR	29,360	[a]	2,834,121
PepsiCo	20,145		2,579,567
Philip Morris International	41,880		3,625,133
			15,132,724
Health Care Equipment & Services - 3.9%
Abbott Laboratories	30,480		2,424,989
UnitedHealth Group	7,525		1,753,852
			4,178,841
Household & Personal Products - 3.7%
Estee Lauder, Cl. A	23,550		4,046,125
Insurance - 2.8%
Chubb	21,175		3,074,610
Materials - 1.8%
Air Products & Chemicals	7,085		1,458,022
Sherwin-Williams	1,000		454,830
			1,912,852

6

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Media & Entertainment - 15.5%
Alphabet, Cl. C	4,013	[b]	4,769,370
Comcast, Cl. A	70,620		3,074,089
Facebook, Cl. A	31,115	[b]	6,017,641
Fox, Cl. A	4,083	[b]	159,196
Fox, Cl. B	6,220	[b]	239,470
Walt Disney	17,997		2,465,049
			16,724,815
Pharmaceuticals Biotechnology & Life Sciences - 5.1%
AbbVie	24,760		1,965,696
Novo Nordisk, ADR	38,980		1,910,410
Roche Holding, ADR	48,000	[a]	1,586,880
			5,462,986
Retailing - 2.1%
Amazon.com	1,200	[b]	2,311,824
Semiconductors & Semiconductor Equipment - 5.8%
ASML Holding	9,470		1,977,525
Texas Instruments	36,205		4,266,035
			6,243,560
Software & Services - 11.6%
Automatic Data Processing	5,140		844,965
Microsoft	58,880		7,689,728
Visa, Cl. A	24,150	[a]	3,970,984
			12,505,677
Technology Hardware & Equipment - 6.7%
Apple	35,835		7,191,009
Transportation - 2.8%
Canadian Pacific Railway	10,185		2,282,153
Union Pacific	4,350		770,124
			3,052,277
Total Common Stocks (cost $46,178,913)			107,010,664

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $934,902)	2.45	934,902	[c]	934,902
Total Investments (cost $47,113,815)		99.9%		107,945,566
Cash and Receivables (Net)		.1%		108,783
Net Assets		100.0%		108,054,349

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At April 30, 2019, the value of the fund’s securities on loan was $7,402,708 and the value of the collateral held by the fund was $7,501,885, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	24.0
Consumer Staples	17.7
Communication Services	15.5
Financials	13.7
Health Care	8.9
Energy	6.0
Consumer Discretionary	5.9
Industrials	5.5
Materials	1.8
Investment Companies	.9
99.9

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/18($)	Purchases($)	Sales ($)	Value 4/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund	852,918	6,408,545	6,326,561	934,902.9		10,140
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	569,924	539,683	1,109,607	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	5,734,390	5,734,390	-	-	-
Total	1,422,842	12,682,618	13,170,558	934,902.9		10,140

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,402,708)—Note 1(b):
Unaffiliated issuers	46,178,913	107,010,664
Affiliated issuers	934,902	934,902
Cash		7
Dividends, interest and securities lending income receivable		238,515
Receivable for shares of Common Stock subscribed		12,368
		108,196,456
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		108,603
Payable for shares of Common Stock redeemed		32,855
Directors fees and expenses payable		649
		142,107
Net Assets ($)		108,054,349
Composition of Net Assets ($):
Paid-in capital		44,439,319
Total distributable earnings (loss)		63,615,030
Net Assets ($)		108,054,349

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	81,481,959	13,015,240	13,557,150
Shares Outstanding	2,776,156	474,918	460,559
Net Asset Value Per Share ($)	29.35	27.41	29.44

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $26,218 foreign taxes withheld at source):
Unaffiliated issuers	1,140,550
Affiliated issuers	10,140
Income from securities lending—Note 1(b)	3,243
Total Income	1,153,933
Expenses:
Management fee—Note 3(a)	475,081
Distribution/Service Plan fees—Note 3(b)	154,523
Directors’ fees—Note 3(a,c)	6,028
Loan commitment fees—Note 2	2,298
Total Expenses	637,930
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(6,028)
Net Expenses	631,902
Investment Income—Net	522,031
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,484,317
Net unrealized appreciation (depreciation) on investments	7,743,519
Net Realized and Unrealized Gain (Loss) on Investments	10,227,836
Net Increase in Net Assets Resulting from Operations	10,749,867

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations ($):
Investment income—net	522,031	1,467,729
Net realized gain (loss) on investments	2,484,317	44,695,660
Net unrealized appreciation (depreciation) on investments	7,743,519	(34,631,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,749,867	11,531,427
Distributions ($):
Distributions to shareholders:
Class A	(7,584,131)	(3,803,785)
Class C	(1,270,252)	(1,177,451)
Class I	(1,460,929)	(4,661,261)
Total Distributions	(10,315,312)	(9,642,497)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,373,421	13,098,558
Class C	622,523	742,812
Class I	560,465	9,898,938
Distributions reinvested:
Class A	6,504,623	3,194,431
Class C	1,068,581	1,045,602
Class I	1,209,410	4,497,755
Cost of shares redeemed:
Class A	(5,173,231)	(9,084,977)
Class C	(1,803,229)	(12,611,158)
Class I	(3,071,189)	(84,457,937)
Increase (Decrease) in Net Assets from Capital Stock Transactions	2,291,374	(73,675,976)
Total Increase (Decrease) in Net Assets	2,725,929	(71,787,046)
Net Assets ($):
Beginning of Period	105,328,420	177,115,466
End of Period	108,054,349	105,328,420

12

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Capital Share Transactions (Shares):
Class Aa
Shares sold	89,098	443,873
Shares issued for distributions reinvested	252,603	110,391
Shares redeemed	(195,321)	(304,960)
Net Increase (Decrease) in Shares Outstanding	146,380	249,304
Class Ca,b
Shares sold	26,698	26,658
Shares issued for distributions reinvested	44,424	38,367
Shares redeemed	(71,896)	(453,238)
Net Increase (Decrease) in Shares Outstanding	(774)	(388,213)
Class Ib
Shares sold	20,348	332,619
Shares issued for distributions reinvested	46,839	155,172
Shares redeemed	(117,165)	(2,792,124)
Net Increase (Decrease) in Shares Outstanding	(49,978)	(2,304,333)

[a] During the period ended April 30, 2019, 2,036 Class C shares representing $55,735 were automatically converted to 1,913 Class A shares and during the period ended October 31, 2018, 31,352 Class C shares representing $871,409 were automatically converted to 29,560 Class A shares.

[b] During the period ended October 31, 2018, 392 Class C shares representing $11,279 were exchanged for 368 Class I shares.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	April 30, 2019	Year Ended October 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	29.35	29.44	24.06	25.52	26.65	24.09
Investment Operations:
Investment income—net[a]	.15	.24	.24	.26	.31	.33
Net realized and unrealized gain (loss) on investments	2.73	1.25	5.39	(.12)	(.47)	2.54
Total from Investment Operations	2.88	1.49	5.63	.14	(.16)	2.87
Distributions:
Dividends from investment income—net	(.17)	(.23)	(.24)	(.28)	(.31)	(.31)
Dividends from net realized gain on investments	(2.71)	(1.35)	(.01)	(1.32)	(.66)	-
Total Distributions	(2.88)	(1.58)	(.25)	(1.60)	(.97)	(.31)
Net asset value, end of period	29.35	29.35	29.44	24.06	25.52	26.65
Total Return (%)[b]	11.19[c]	5.19	23.55	.54	(.65)	12.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.22[d]	1.26	1.36	1.36	1.36	1.36
Ratio of net expenses to average net assets	1.21[d]	1.25	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets	1.10[d]	.82	.91	1.07	1.20	1.30
Portfolio Turnover Rate	.42[c]	5.63	1.14	10.84	11.02	2.44
Net Assets, end of period ($ x 1,000)	81,482	77,180	70,073	62,985	74,091	87,549

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

Six Months Ended
Class C Shares	April 30, 2019	Year Ended October 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	27.59	27.77	22.71	24.17	25.30	22.90
Investment Operations:
Investment income—net[a]	.04	.02	.05	.07	.11	.12
Net realized and unrealized gain (loss) on investments	2.55	1.18	5.07	(.10)	(.45)	2.42
Total from Investment Operations	2.59	1.20	5.12	(.03)	(.34)	2.54
Distributions:
Dividends from investment income—net	(.06)	(.03)	(.05)	(.11)	(.13)	(.14)
Dividends from net realized gain on investments	(2.71)	(1.35)	(.01)	(1.32)	(.66)	-
Total Distributions	(2.77)	(1.38)	(.06)	(1.43)	(.79)	(.14)
Net asset value, end of period	27.41	27.59	27.77	22.71	24.17	25.30
Total Return (%)[b]	10.79[c]	4.41	22.58	(.18)	(1.42)	11.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97[d]	2.01	2.11	2.11	2.11	2.11
Ratio of net expenses to average net assets	1.96[d]	2.00	2.10	2.10	2.10	2.10
Ratio of net investment income to average net assets	.35[d]	.06	.19	.32	.45	.48
Portfolio Turnover Rate	.42[c]	5.63	1.14	10.84	11.02	2.44
Net Assets, end of period ($ x 1,000)	13,015	13,123	23,993	26,237	32,241	35,570

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	April 30, 2019	Year Ended October 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	29.43	29.50	24.12	25.57	26.71	24.15
Investment Operations:
Investment income—net[a]	.18	.33	.30	.31	.37	.32
Net realized and unrealized gain (loss) on investments	2.74	1.26	5.39	(.10)	(.47)	2.62
Total from Investment Operations	2.92	1.59	5.69	.21	(.10)	2.94
Distributions:
Dividends from investment income—net	(.20)	(.31)	(.30)	(.34)	(.38)	(.38)
Dividends from net realized gain on investments	(2.71)	(1.35)	(.01)	(1.32)	(.66)	-
Total Distributions	(2.91)	(1.66)	(.31)	(1.66)	(1.04)	(.38)
Net asset value, end of period	29.44	29.43	29.50	24.12	25.57	26.71
Total Return (%)	11.35[b]	5.51	23.80	.83	(.43)	12.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97[c]	1.01	1.11	1.11	1.11	1.11
Ratio of net expenses to average net assets	.96[c]	1.00	1.10	1.10	1.10	1.10
Ratio of net investment income to average net assets	1.35[c]	1.11	1.14	1.30	1.44	1.24
Portfolio Turnover Rate	.42[b]	5.63	1.14	10.84	11.02	2.44
Net Assets, end of period ($ x 1,000)	13,557	15,026	83,050	83,419	71,785	70,336

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Tax Managed Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term capital appreciation consistent with minimizing realized capital gains. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (the “Sub Adviser”), serves as the fund’s sub-investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Tax Managed Growth Fund to BNY Mellon Tax Managed Growth Fund and the Company changed its name from The Dreyfus/Laurel Funds, Inc. to BNY Mellon Investment Funds IV, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class T (100 million shares authorized). Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

18

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	107,010,664	-	-	107,010,664
Investment Companies	934,902	-	-	934,902

† See Statement of Investments for additional detailed categorizations.

At April 30, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in

20

a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2019, The Bank of New York Mellon earned $657 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2018 was as follows: ordinary income $1,687,328 and long-term capital gains $7,955,169. The tax character of current year distributions will be determined at the end of the current fiscal year.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment management, administrative, custody, fund accounting and transfer agency services to the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at the annual rate of .95% of the value of the fund’s average daily net assets. Out of its fee, the Adviser pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees and Service Plan fees, fees and expenses of the non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an

22

amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2019, fees reimbursed by the Adviser amount to $6,028.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub Adviser, the Adviser pays the Sub Adviser a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.

During the period ended April 30, 2019, the Distributor retained $4,018 from commissions earned on sales of the fund’s Class A share.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2019, Class A and Class C shares were charged $93,330 and $45,895, respectively, pursuant to their Distribution Plans. During the period ended April 30, 2019, Class C shares were charged $15,298 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $82,851, Distribution Plans fees $24,331 and Service Plan fees $2,621, which are offset against an expense reimbursement currently in effect in the amount of $1,200.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2019, amounted to $427,171 and $8,050,638, respectively.

At April 30, 2019, accumulated net unrealized appreciation on investments was $60,831,751, consisting of $61,175,231 gross unrealized appreciation and $343,480 gross unrealized depreciation.

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 27-28, 2019, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median in the two-, three- and ten-year periods, but below the Performance Group median in the one-, four- and five-year periods, and below the Performance Universe median in all periods except the two-year period, when it was above the median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the median of the Expense Group and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians. The Board noted that the fund’s contractual management fee had been lowered effective March 1, 2018 so that the current management fee was not fully reflected in comparisons of actual management fees and total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

26

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• While the Board noted the fund’s favorable relative performance in the two-year period, the Board expressed some concern about the fund’s relative

27

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

performance in certain other periods and agreed to closely monitor performance.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

28

NOTES

29

For More Information

BNY Mellon Tax Managed Growth Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub Adviser

Fayez Sarofim & Co.
Two Houston Center
Suite 2907
909 Fannin Street
Houston, TX 77010

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DTMGX Class C: DPTAX Class I: DPTRX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0149SA0419

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      June 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)